UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2017

Item 1. Reports to Stockholders.

December 31, 2017

Semi Annual Report

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Victory CEMP Market Neutral Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory CEMP site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory
Portfolios II

Table of Contents

Financial Statements
Victory Equity Long/Cash Funds
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Schedule of Investments	2-13
Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33-34
Financial Highlights	35-37
Victory Bond Replacement Fund
Victory CEMP Market Neutral Income Fund
Schedule of Investments	14-30
Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33-34
Financial Highlights	38-40
Notes to Financial Statements	41
Supplemental Information	54
Trustee and Officer Information	54
Proxy Voting and Form N-Q Information	57
Expense Examples	57
Portfolio Holdings	59
Advisory Contract Approval	60

The Victory CEMP are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory CEMP Funds.

For additional information about any Victory CEMP Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory CEMP at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (12.6%):
Advance Auto Parts, Inc.	1,155	$115,142
Amazon.com, Inc. (a)	261	305,231
Aramark	7,367	314,866
AutoZone, Inc. (a)	287	204,163
Best Buy Co., Inc.	2,007	137,419
Burlington Stores, Inc. (a)	1,712	210,627
CarMax, Inc. (a)	2,663	170,778
Carnival Corp., Class A	4,664	309,550
Charter Communications, Inc., Class A (a)	487	163,613
Chipotle Mexican Grill, Inc. (a)	546	157,810
Comcast Corp., Class A	7,000	280,350
D.R. Horton, Inc.	6,136	313,366
Darden Restaurants, Inc.	2,863	274,905
Discovery Communications, Inc., Class A (a) (b)	8,189	183,270
DISH Network Corp. (a)	3,152	150,508
Dollar General Corp.	2,312	215,039
Dollar Tree, Inc. (a)	2,238	240,159
Domino's Pizza, Inc.	939	177,433
General Motors Co.	5,527	226,552
Gentex Corp.	10,023	209,982
Genuine Parts Co.	2,848	270,588
Hanesbrands, Inc. (b)	5,117	106,996
Harley-Davidson, Inc. (b)	4,447	226,263
Hasbro, Inc.	1,721	156,422
Hyatt Hotels Corp., Class A (a)	3,892	286,218
Kohl's Corp.	2,420	131,237
L Brands, Inc.	2,663	160,366
Las Vegas Sands Corp.	3,340	232,097
Lear Corp.	1,247	220,294
Leggett & Platt, Inc.	5,813	277,454
Lennar Corp., Class A	4,639	293,370
LKQ Corp. (a)	7,012	285,179
Lowe's Co., Inc.	2,583	240,064
Macy's, Inc. (b)	4,440	111,844
Marriott International, Inc., Class A	2,384	323,580
McDonald's Corp.	2,140	368,337
MGM Resorts International	4,940	164,947
Mohawk Industries, Inc. (a)	1,222	337,150
Netflix, Inc. (a)	843	161,822
Newell Brands, Inc.	3,945	121,901
Nike, Inc., Class B	3,505	219,238
Norwegian Cruise Line Holdings Ltd. (a)	3,040	161,880
NVR, Inc. (a)	69	242,067
Omnicom Group, Inc.	3,627	264,154
O'Reilly Automotive, Inc. (a)	627	150,819
PulteGroup, Inc.	8,964	298,053
PVH Corp.	1,310	179,745
Ross Stores, Inc.	3,297	264,584

See notes to financial statements.

2

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd.	1,704	$203,253
Scripps Networks Interactive, Inc., Class A	1,959	167,259
Service Corp. International	7,968	297,365
Servicemaster Global Holdings, Inc. (a)	4,239	217,334
Sirius XM Holdings, Inc. (b)	35,489	190,221
Starbucks Corp.	4,215	242,067
Tapestry, Inc.	3,387	149,807
Target Corp.	2,692	175,653
The Gap, Inc.	5,397	183,822
The Goodyear Tire & Rubber Co.	5,760	186,106
The Home Depot, Inc.	2,063	391,001
The Interpublic Group of Co., Inc.	7,983	160,937
The Priceline Group, Inc. (a)	128	222,431
The TJX Co., Inc.	3,501	267,686
The Walt Disney Co.	3,174	341,237
Thor Industries, Inc.	1,353	203,924
Tiffany & Co.	2,028	210,811
Toll Brothers, Inc.	5,442	261,325
Tractor Supply Co.	2,700	201,825
TripAdvisor, Inc. (a) (b)	2,871	98,935
Twenty-First Century Fox, Inc.	8,223	283,940
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	747	167,074
VF Corp.	3,385	250,490
Viacom, Inc., Class B	4,733	145,824
Whirlpool Corp.	1,160	195,622
Wyndham Worldwide Corp.	2,247	260,360
Yum! Brands, Inc.	4,987	406,990
		16,700,731
Consumer Staples (8.9%):
Altria Group, Inc.	4,068	290,496
Archer-Daniels-Midland Co.	5,184	207,775
Blue Buffalo Pet Products, Inc. (a) (b)	7,170	235,104
Brown-Forman Corp., Class B	3,943	270,766
Bunge Ltd.	1,801	120,811
Campbell Soup Co. (b)	4,780	229,966
Church & Dwight Co., Inc. (b)	6,509	326,557
Colgate-Palmolive Co.	3,839	289,653
Conagra Brands, Inc.	8,252	310,853
Constellation Brands, Inc., Class A	1,090	249,141
Costco Wholesale Corp.	1,410	262,429
CVS Health Corp.	3,087	223,808
Dr Pepper Snapple Group, Inc.	3,570	346,504
General Mills, Inc.	5,202	308,427
Herbalife Ltd. (a)	2,050	138,826
Hormel Foods Corp.	7,186	261,499
Ingredion, Inc.	2,079	290,644
Kimberly-Clark Corp.	2,622	316,371
Lamb Weston Holdings, Inc.	5,859	330,740
McCormick & Co., Inc.	2,758	281,068
Molson Coors Brewing Co., Class B	2,828	232,094

See notes to financial statements.

3

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Mondelez International, Inc., Class A	6,246	$267,329
Monster Beverage Corp. (a)	3,348	211,895
National Beverage Corp.	1,026	99,973
PepsiCo, Inc.	4,135	495,869
Philip Morris International, Inc.	2,641	279,022
Pilgrim's Pride Corp. (a) (b)	5,969	185,397
Pinnacle Foods, Inc.	3,934	233,955
Spectrum Brands Holdings, Inc.	2,040	229,296
Sysco Corp.	5,506	334,379
The Clorox Co.	2,460	365,900
The Coca-Cola Co.	11,209	514,269
The Estee Lauder Cos., Inc., Class A	2,298	292,398
The Hershey Co.	3,728	423,164
The J.M. Smucker Co.	2,292	284,758
The Kraft Heinz Co.	2,980	231,725
The Kroger Co.	5,380	147,681
The Procter & Gamble Co.	4,528	416,032
Tyson Foods, Inc., Class A	3,331	270,044
US Foods Holding Corp. (a)	9,767	311,860
Walgreens Boots Alliance, Inc.	3,608	262,013
Wal-Mart Stores, Inc.	3,668	362,215
		11,742,706
Energy (2.0%):
Andeavor	2,004	229,137
Cheniere Energy Partners LP Holdings, LLC	10,154	281,164
Chevron Corp.	2,706	338,764
Devon Energy Corp.	4,216	174,542
Exxon Mobil Corp.	4,450	372,199
Marathon Petroleum Corp.	3,770	248,745
Newfield Exploration Co. (a)	4,458	140,561
ONEOK, Inc.	3,052	163,129
Phillips 66	3,332	337,032
Valero Energy Corp.	3,373	310,012
		2,595,285
Financials (18.6%):
Affiliated Managers Group, Inc.	1,214	249,174
Aflac, Inc.	4,505	395,449
Alleghany Corp. (a)	578	344,540
Ally Financial, Inc.	7,666	223,541
American Express Co.	3,711	368,539
American Financial Group, Inc.	3,041	330,070
Ameriprise Financial, Inc.	1,547	262,170
Arthur J. Gallagher & Co.	6,348	401,701
Assurant, Inc.	2,528	254,924
Athene Holding Ltd., Class A (a)	4,229	218,682
Bank of America Corp.	8,229	242,920
Bank of The Ozarks, Inc.	3,366	163,083
BB&T Corp.	5,472	272,068
Berkshire Hathaway, Inc., Class B (a)	2,286	453,131

See notes to financial statements.

4

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
BlackRock, Inc., Class A	727	$373,467
BOK Financial Corp.	2,686	247,972
Brown & Brown, Inc.	7,715	397,014
Capital One Financial Corp.	2,519	250,842
CBOE Holdings, Inc.	2,944	366,793
Cincinnati Financial Corp.	3,539	265,319
Citigroup, Inc.	3,572	265,793
Citizens Financial Group, Inc.	5,112	214,602
CME Group, Inc.	2,121	309,772
CNA Financial Corp.	5,302	281,271
Comerica, Inc.	2,884	250,360
Commerce Bank, Inc.	4,333	241,955
Credit Acceptance Corp. (a) (b)	579	187,295
Cullen/Frost Bankers, Inc.	2,125	201,131
Discover Financial Services	4,322	332,448
E*TRADE Financial Corp. (a)	4,145	205,468
East West Bancorp, Inc.	3,048	185,410
Eaton Vance Corp.	5,120	288,717
Erie Indemnity Co., Class A	2,104	256,351
FactSet Research Systems, Inc.	1,748	336,944
Fifth Third BanCorp	7,458	226,276
First American Financial Corp.	6,043	338,650
First Republic Bank	2,725	236,094
Franklin Resources, Inc.	5,954	257,987
Huntington Bancshares, Inc.	14,803	215,532
Interactive Brokers Group, Inc., Class A	5,833	345,372
Intercontinental Exchange, Inc.	4,286	302,420
Invesco Ltd.	6,087	222,419
JPMorgan Chase & Co.	2,952	315,686
KeyCorp	11,054	222,959
Leucadia National Corp.	9,823	260,211
Lincoln National Corp.	3,015	231,763
Loews Corp.	8,457	423,104
M&T Bank Corp.	1,692	289,315
Markel Corp. (a)	322	366,800
MarketAxess Holdings, Inc.	982	198,119
Marsh & McLennan Co., Inc.	4,638	377,487
Morgan Stanley	4,241	222,525
MSCI, Inc.	2,006	253,839
New York Community Bancorp, Inc.	19,329	251,664
Northern Trust Corp.	2,535	253,221
PacWest Bancorp	3,805	191,772
People's United Financial, Inc.	15,345	286,952
Principal Financial Group, Inc.	4,232	298,610
Prudential Financial, Inc.	2,371	272,618
Raymond James Financial, Inc.	2,722	243,075
Regions Financial Corp.	13,274	229,375
Reinsurance Group of America, Inc.	2,190	341,487
S&P Global, Inc.	2,021	342,357
Santander Consumer USA Holdings, Inc.	10,372	193,127

See notes to financial statements.

5

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	4,994	$358,869
Signature Bank (a)	1,617	221,949
State Street Corp.	2,638	257,495
SunTrust Banks, Inc.	3,920	253,193
SVB Financial Group (a)	886	207,120
Synchrony Financial	4,805	185,521
Synovus Financial Corp.	5,031	241,186
T. Rowe Price Group, Inc.	2,638	276,805
TD Ameritrade Holding Corp.	3,533	180,642
The Allstate Corp.	4,319	452,242
The Bank of New York Mellon Corp.	5,633	303,393
The Charles Schwab Corp.	4,742	243,597
The Goldman Sachs Group, Inc.	976	248,646
The PNC Financial Services Group, Inc.	1,904	274,728
The Progressive Corp.	7,452	419,697
The Travelers Co., Inc.	3,427	464,837
Torchmark Corp.	5,090	461,713
U.S. BanCorp	6,076	325,551
Unum Group	5,328	292,454
W.R. Berkley Corp.	5,295	379,387
Wells Fargo & Co.	4,881	296,130
Western Alliance BanCorp (a)	3,684	208,588
Zions BanCorp	4,523	229,904
		24,633,379
Health Care (9.6%):
AbbVie, Inc.	4,110	397,477
ABIOMED, Inc. (a)	1,183	221,706
Agilent Technologies, Inc.	3,814	255,424
Alexion Pharmaceuticals, Inc. (a)	904	108,109
Align Technology, Inc. (a)	819	181,974
AmerisourceBergen Corp.	2,133	195,852
Amgen, Inc.	1,285	223,462
Anthem, Inc.	1,351	303,989
Baxter International, Inc.	5,219	337,356
Biogen, Inc. (a)	592	188,593
Boston Scientific Corp. (a)	9,550	236,745
Bristol-Myers Squibb Co.	2,875	176,180
Cardinal Health, Inc.	2,617	160,344
Catalent, Inc. (a)	3,595	147,683
Celgene Corp. (a)	1,541	160,819
Centene Corp. (a)	2,031	204,887
Cerner Corp. (a)	3,090	208,236
Charles River Laboratories International, Inc. (a)	2,284	249,984
Cigna Corp.	1,573	319,461
Danaher Corp.	3,914	363,298
DaVita, Inc. (a)	3,401	245,722
Edwards Lifesciences Corp. (a)	1,634	184,168
Express Scripts Holding Co. (a)	3,145	234,743
Gilead Sciences, Inc.	2,393	171,435
HCA Holdings, Inc. (a)	3,015	264,838

See notes to financial statements.

6

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	3,277	$228,997
Hologic, Inc. (a)	5,562	237,776
IDEXX Laboratories, Inc. (a)	1,093	170,923
Illumina, Inc. (a)	643	140,489
INC Research Holdings, Inc., Class A (a)	1,728	75,341
Intuitive Surgical, Inc. (a)	711	259,472
Johnson & Johnson	3,048	425,867
Laboratory Corp. of America Holdings (a)	1,706	272,124
McKesson Corp.	1,199	186,984
Mettler-Toledo International, Inc. (a)	423	262,057
PerkinElmer, Inc.	3,738	273,322
Pfizer, Inc.	11,778	426,598
Quest Diagnostics, Inc.	3,249	319,993
Regeneron Pharmaceuticals, Inc. (a)	285	107,149
ResMed, Inc.	2,554	216,298
Stryker Corp.	2,285	353,809
Teleflex, Inc.	1,031	256,533
The Cooper Co., Inc.	1,059	230,735
Thermo Fisher Scientific, Inc.	1,466	278,363
UnitedHealth Group, Inc.	1,747	385,143
Universal Health Services, Inc., Class B	1,934	219,219
Varian Medical Systems, Inc. (a)	2,439	271,095
Veeva Systems, Inc. (a)	2,180	120,510
Waters Corp. (a)	1,345	259,841
WellCare Health Plans, Inc. (a)	1,319	265,264
West Pharmaceutical Services, Inc.	2,349	231,776
Zimmer Biomet Holdings, Inc.	2,070	249,787
Zoetis, Inc.	4,471	322,091
		12,790,041
Industrials (18.7%):
3M Co.	1,924	452,852
A.O. Smith Corp.	4,834	296,228
Acuity Brands, Inc.	629	110,704
Aecom (a)	4,387	162,977
Alaska Air Group, Inc.	2,502	183,922
Allison Transmission Holdings, Inc.	6,270	270,049
AMERCO, Inc.	458	173,083
American Airlines Group, Inc.	3,334	173,468
AMETEK, Inc.	4,835	350,392
BWX Technologies, Inc.	4,676	282,851
C.H. Robinson Worldwide, Inc. (b)	3,144	280,099
Cintas Corp.	1,770	275,819
Copart, Inc. (a)	8,253	356,447
CSX Corp.	2,510	138,075
Cummins, Inc.	1,376	243,057
Deere & Co.	2,066	323,350
Delta Air Lines, Inc.	3,882	217,392
Donaldson Co., Inc.	5,172	253,169
Dover Corp.	2,781	280,853
Eaton Corp. PLC	3,753	296,525

See notes to financial statements.

7

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	4,233	$294,998
Equifax, Inc.	2,239	264,023
Expeditors International of Washington, Inc.	5,042	326,166
Fastenal Co.	4,180	228,604
FedEx Corp.	1,201	299,698
Fortive Corp.	5,062	366,236
Fortune Brands Home & Security, Inc.	4,961	339,530
General Dynamics Corp.	1,544	314,127
General Electric Co.	11,843	206,660
HD Supply Holdings, Inc. (a)	3,963	158,639
HEICO Corp.	2,584	243,800
Honeywell International, Inc.	3,117	478,023
Hubbell, Inc.	2,341	316,831
Huntington Ingalls Industries, Inc.	1,059	249,606
IDEX Corp.	2,159	284,923
Illinois Tool Works, Inc.	2,248	375,079
Ingersoll-Rand PLC	3,259	290,670
J.B. Hunt Transport Services, Inc.	2,355	270,778
Jacobs Engineering Group, Inc.	3,707	244,513
JetBlue Airways Corp. (a)	8,757	195,631
Kansas City Southern	2,039	214,544
KAR Auction Services, Inc.	5,239	264,622
L3 Technologies, Inc.	1,526	301,919
Lennox International, Inc.	1,538	320,303
Lincoln Electric Holdings, Inc.	2,371	217,136
Lockheed Martin Corp.	1,285	412,549
Macquarie Infrastructure Corp.	3,398	218,152
ManpowerGroup, Inc.	1,801	227,124
Masco Corp.	6,791	298,397
Nielsen Holdings PLC	5,614	204,350
Nordson Corp.	1,628	238,339
Norfolk Southern Corp.	1,737	251,691
Northrop Grumman Corp.	1,524	467,732
Old Dominion Freight Line, Inc.	2,199	289,278
Orbital ATK, Inc.	2,369	311,524
Oshkosh Corp.	2,295	208,593
Owens Corning, Inc.	2,958	271,959
PACCAR, Inc.	3,396	241,388
Parker-Hannifin Corp.	1,494	298,173
Quanta Services, Inc. (a)	5,197	203,255
Raytheon Co.	1,933	363,114
Republic Services, Inc., Class A	7,086	479,084
Robert Half International, Inc.	4,153	230,658
Rockwell Automation, Inc.	1,466	287,849
Rockwell Collins, Inc.	1,563	211,974
Rollins, Inc.	6,134	285,415
Roper Technologies, Inc.	1,446	374,514
Sensata Technologies Holding NV (a) (b)	4,413	225,548
Snap-on, Inc. (b)	1,416	246,809
Southwest Airlines Co.	3,368	220,436

See notes to financial statements.

8

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	2,211	$375,185
Teledyne Technologies, Inc. (a)	1,396	252,885
Textron, Inc.	4,647	262,974
The Boeing Co.	995	293,435
The Middleby Corp. (a)	1,632	220,238
Toro Co.	3,712	242,134
TransDigm Group, Inc.	630	173,011
TransUnion (a)	4,795	263,533
Union Pacific Corp.	2,557	342,894
United Continental Holdings, Inc. (a)	2,546	171,600
United Rentals, Inc. (a)	1,067	183,428
United Technologies Corp.	3,552	453,129
Verisk Analytics, Inc., Class A (a)	3,353	321,887
W.W. Grainger, Inc.	1,014	239,558
WABCO Holdings, Inc. (a)	1,749	250,982
Wabtec Corp. (b)	2,575	209,682
Waste Management, Inc.	6,375	550,163
Watsco, Inc.	1,844	313,553
XPO Logistics, Inc. (a)	2,254	206,444
Xylem, Inc.	3,972	270,890
		24,853,881
Information Technology (16.2%):
Activision Blizzard, Inc.	2,218	140,444
Adobe Systems, Inc. (a)	1,880	329,451
Akamai Technologies, Inc. (a)	2,504	162,860
Alliance Data Systems Corp.	785	198,982
Alphabet, Inc., Class A (a)	300	316,020
Amdocs Ltd.	6,341	415,210
Amphenol Corp., Class A	4,631	406,602
Analog Devices, Inc.	2,389	212,693
ANSYS, Inc. (a)	2,047	302,117
Apple, Inc.	1,527	258,414
Applied Materials, Inc.	3,962	202,537
Arista Networks, Inc. (a)	619	145,824
Arrow Electronics, Inc. (a)	2,871	230,857
Automatic Data Processing, Inc.	1,823	213,637
Black Knight, Inc. (a)	5,026	221,898
Broadridge Financial Solutions, Inc.	3,887	352,084
CA, Inc.	5,237	174,287
Cadence Design Systems, Inc. (a)	5,339	223,277
CDK Global, Inc.	4,649	331,381
CDW Corp. of Delaware	3,865	268,579
Cisco Systems, Inc.	8,388	321,260
Citrix Systems, Inc. (a)	2,360	207,680
Cognex Corp.	2,793	170,820
Cognizant Technology Solutions Corp., Class A	3,536	251,127
Coherent, Inc. (a)	370	104,421
CommScope Holding Co., Inc. (a)	4,200	158,886
Corning, Inc.	7,794	249,330
Costar Group, Inc. (a)	848	251,814

See notes to financial statements.

9

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
CSRA, Inc.	6,538	$195,617
Dolby Laboratories, Inc., Class A	4,587	284,394
eBay, Inc. (a)	6,054	228,478
Echostar Holding Corp. (a)	3,611	216,299
Euronet Worldwide, Inc. (a)	2,870	241,855
F5 Networks, Inc. (a)	1,616	212,052
Facebook, Inc., Class A (a)	1,604	283,042
Fidelity National Information Services, Inc.	3,967	373,255
First Data Corp., Class A (a)	10,702	178,830
Fiserv, Inc. (a)	2,840	372,409
FleetCor Technologies, Inc. (a)	1,065	204,938
FLIR Systems, Inc.	5,712	266,293
Fortinet, Inc. (a)	4,404	192,411
Genpact Ltd.	10,499	333,238
Global Payments, Inc.	2,327	233,258
Harris Corp.	2,635	373,248
HP, Inc.	10,642	223,588
Intel Corp.	8,535	393,975
InterActive Corp. (a)	1,334	163,122
International Business Machines Corp.	2,177	333,995
IPG Photonics Corp. (a)	904	193,574
Jack Henry & Associates, Inc.	3,419	399,886
Juniper Networks, Inc.	7,988	227,658
KLA-Tencor Corp.	1,926	202,365
Lam Research Corp.	1,043	191,985
Leidos Holdings, Inc.	3,813	246,205
Mastercard, Inc., Class A	2,583	390,963
Match Group, Inc. (a) (b)	6,383	199,852
Maxim Integrated Products, Inc.	4,400	230,032
Microchip Technology, Inc.	2,268	199,312
Microsemi Corp. (a)	3,389	175,042
Microsoft Corp.	4,462	381,678
Motorola Solutions, Inc.	3,115	281,409
National Instruments Corp.	6,664	277,422
NetApp, Inc.	5,102	282,243
Nvidia Corp.	579	112,037
ON Semiconductor Corp. (a)	8,351	174,870
Oracle Corp.	5,217	246,660
Paychex, Inc.	4,974	338,630
PayPal Holdings, Inc. (a)	3,634	267,535
QUALCOMM, Inc.	3,412	218,436
Red Hat, Inc. (a)	1,898	227,950
Seagate Technology PLC (b)	3,039	127,152
Skyworks Solutions, Inc.	1,501	142,520
SS&C Technologies Holdings, Inc.	5,911	239,277
Synopsys, Inc. (a)	3,544	302,091
Teradyne, Inc.	4,788	200,474
Texas Instruments, Inc.	3,082	321,884
The Ultimate Software Group, Inc. (a)	842	183,750
Total System Services, Inc.	3,673	290,498

See notes to financial statements.

10

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Trimble Navigation Ltd. (a)	5,587	$227,056
Tyler Technologies, Inc. (a)	1,248	220,958
Vantiv, Inc. (a) (b)	3,424	251,835
VeriSign, Inc. (a) (b)	3,151	360,599
Visa, Inc., Class A	3,454	393,825
VMware, Inc., Class A (a) (b)	2,111	264,551
Xerox Corp.	4,557	132,837
Xilinx, Inc.	3,001	202,327
		21,454,167
Materials (4.5%):
Air Products & Chemicals, Inc.	2,039	334,559
Albemarle Corp.	1,517	194,009
AptarGroup, Inc.	3,694	318,718
Avery Dennison Corp.	2,905	333,668
Berry Global Group, Inc. (a)	4,466	262,020
Celanese Corp., Series A	2,381	254,957
Crown Holdings, Inc. (a)	5,830	327,938
Eastman Chemical Co.	3,095	286,721
Ecolab, Inc.	3,066	411,397
Freeport-McMoRan, Inc. (a)	6,774	128,435
Huntsman Corp.	5,880	195,745
International Flavors & Fragrances, Inc.	1,863	284,312
International Paper Co.	3,940	228,284
Lyondellbasell Industries NV, Class A	2,343	258,480
Martin Marietta Materials, Inc.	775	171,306
Nucor Corp.	2,800	178,024
Packaging Corp. of America	2,047	246,766
Praxair, Inc.	2,423	374,790
Reliance Steel & Aluminum Co.	2,448	210,013
Royal Gold, Inc.	1,789	146,913
Steel Dynamics, Inc.	3,628	156,476
The Sherwin-Williams Co.	745	305,480
Vulcan Materials Co.	1,452	186,393
Westlake Chemical Corp.	2,100	223,713
		6,019,117
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	5,515	238,855
Jones Lang LaSalle, Inc.	1,443	214,906
		453,761
Telecommunication Services (0.9%):
AT&T, Inc.	8,130	316,095
CenturyLink, Inc.	8,140	135,775
T-Mobile US, Inc. (a)	3,238	205,645
Verizon Communications, Inc.	5,422	286,987
Zayo Group Holdings, Inc. (a)	5,634	207,331
		1,151,833

See notes to financial statements.

11

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (6.8%):
Alliant Energy Corp.	8,519	$362,995
Ameren Corp.	6,517	384,438
American Water Works Co., Inc.	4,083	373,554
Aqua America, Inc.	9,602	376,686
Atmos Energy Corp.	4,204	361,082
Avangrid, Inc.	6,638	335,750
CenterPoint Energy, Inc.	11,627	329,742
CMS Energy Corp.	8,756	414,159
Consolidated Edison, Inc.	4,739	402,578
Dominion Resources, Inc.	4,203	340,695
DTE Energy Co.	3,740	409,380
Edison International	4,933	311,963
Eversource Energy	6,521	411,997
Exelon Corp.	8,039	316,817
MDU Resources Group, Inc.	8,816	236,974
NextEra Energy, Inc.	2,774	433,271
OGE Energy Corp.	10,111	332,753
PG&E Corp.	5,170	231,771
Pinnacle West Capital Corp.	4,547	387,313
PPL Corp.	11,329	350,633
SCANA Corp.	3,559	141,577
Sempra Energy	3,233	345,672
Vectren Corp.	4,366	283,877
WEC Energy Group, Inc.	5,811	386,025
Westar Energy, Inc.	6,039	318,859
Xcel Energy, Inc.	8,328	400,660
		8,981,221
Total Common Stocks (Cost $92,415,997)		131,376,122
Investment Companies (0.7%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.18% (c)	958,237	958,237
Total Investment Companies (Cost $958,237)		958,237
Collateral for Securities Loaned (2.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (d)	1,108,557	1,108,557
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (d)	1,275,030	1,275,030
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (d)	1,062,409	1,062,409
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (d)	21,249	21,249
Total Collateral for Securities Loaned (Cost $3,467,245)		3,467,245
Total Investments (Cost $96,841,479) — 102.4%		135,801,604
Liabilities in excess of other assets — (2.4)%		(3,147,761)
NET ASSETS — 100.00%		$132,653,843

See notes to financial statements.

12

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2017.

(d)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	3/16/18	$1,186,521	$1,204,200	$17,679
		Total unrealized appreciation			$17,679
		Total unrealized depreciation			—
		Total net unrealized appreciation(depreciation)			$17,679

See notes to financial statements.

13

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (87.2%)
Australia (3.6%):
Consumer Staples (0.5%):
Wesfarmers Ltd.	4,053	$140,117
Woolworths Ltd.	6,685	142,004
		282,121
Energy (0.3%):
Woodside Petroleum Ltd.	5,210	134,017
Financials (2.0%):
Asx Ltd.	3,534	150,827
Australia & New Zealand Banking Group Ltd.	5,001	111,546
Commonwealth Bank of Australia	2,207	137,709
Insurance Australia Group Ltd.	20,880	117,579
Macquarie Group Ltd.	1,880	145,380
National Australia Bank Ltd.	5,112	117,375
QBE Insurance Group Ltd.	9,899	82,151
Suncorp Group Ltd.	11,050	119,076
Westpac Banking Corp. (b)	4,706	114,444
		1,096,087
Industrials (0.2%):
Cimic Group Ltd.	2,864	114,524
Materials (0.2%):
BHP Billiton Ltd. (b)	3,911	89,822
Fortescue Metals Group Ltd.	10,296	38,956
		128,778
Telecommunication Services (0.2%):
Telstra Corp. Ltd.	27,852	78,718
Utilities (0.2%):
AGL Energy Ltd.	5,318	100,757
		1,935,002
Belgium (0.2%):
Telecommunication Services (0.2%):
Proximus SADP	3,691	121,093
Bermuda (0.2%):
Financials (0.2%):
Invesco Ltd.	2,542	92,885
Brazil (0.5%):
Financials (0.2%):
BB Seguridade Participacoes SA	9,700	83,251
Health Care (0.1%):
Fleury SA	8,800	78,631

See notes to financial statements.

14

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.2%):
Engie Brasil Energia SA	12,362	$132,418
		294,300
Canada (1.7%):
Consumer Discretionary (0.3%):
Shaw Communications, Inc., Class B	6,809	155,435
Energy (0.3%):
Pembina Pipeline Corp.	4,030	145,930
Telecommunication Services (0.8%):
BCE, Inc.	4,737	227,578
TELUS Corp.	5,736	217,336
		444,914
Utilities (0.3%):
Hydro One Ltd. (c)	9,233	164,560
		910,839
Chile (0.8%):
Utilities (0.8%):
AES Gener SA	283,671	93,965
Aguas Andinas SA	148,392	98,308
Empresa Nacional de Electricid SA	139,606	126,421
Enersis Chile	1,117,367	132,296
		450,990
China (2.9%):
Consumer Discretionary (0.2%):
BAIC Motor Corp. Ltd., Class H (b) (c)	86,000	111,710
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	178,000	130,377
China Shenhua Energy Co. Ltd.	29,500	76,214
		206,591
Financials (1.6%):
Bank of China Ltd.	271,000	132,723
Bank of Communications Co. Ltd., Class H	211,000	156,177
Central China Securities Co. Ltd., Class H	223,000	93,760
China Cinda Asset Management Co.	252,000	92,017
China CITIC Bank Corp. Ltd.	262,000	164,017
China Construction Bank Corp.	149,000	137,167
China Huarong Asset Management Co. Ltd., Class H (c)	230,000	108,413
		884,274
Health Care (0.1%):
Sihuan Pharmaceutical Holdings Group Ltd.	184,000	66,044

See notes to financial statements.

15

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.6%):
Guangzhou R&F Properties, Class H (b)	27,600	$62,055
Red Star Macalline Group Corp. Ltd., Class H (c)	107,000	173,413
Soho China Ltd.	142,000	82,913
		318,381
		1,587,000
Denmark (0.1%):
Consumer Discretionary (0.1%):
Pandora A/S	502	54,577
Finland (0.4%):
Financials (0.3%):
Sampo Oyj, Class A	2,892	158,700
Materials (0.1%):
UPM-Kymmene Oyj	2,857	88,684
		247,384
France (1.4%):
Consumer Discretionary (0.2%):
Renault SA	1,075	107,893
Consumer Staples (0.2%):
Carrefour SA	4,223	91,039
Energy (0.3%):
Total SA (b)	2,949	162,765
Financials (0.2%):
Natixis SA	10,549	83,311
Utilities (0.5%):
Electricite de France SA	5,928	74,040
Suez Environnement Co.	5,915	103,900
Veolia Environnement SA	4,691	119,602
		297,542
		742,550
Germany (1.4%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	1,392	144,308
Daimler AG, Registered Shares	1,892	159,968
		304,276
Financials (0.3%):
Muenchener Rueckversicherungs-Gesellschaft AG	749	161,727
Materials (0.5%):
BASF SE	1,396	153,027
Evonik Industries AG	3,672	137,900
		290,927
		756,930

See notes to financial statements.

16

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Greece (0.3%):
Consumer Discretionary (0.3%):
OPAP SA	11,272	$141,986
Hong Kong (1.8%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	65,400	68,581
Consumer Staples (0.2%):
WH Group Ltd. (c)	83,000	93,547
Industrials (0.2%):
MTR Corp. Ltd.	19,500	114,140
Real Estate (0.8%):
Agile Group Holdings Ltd.	50,000	75,644
Hang Lung Properties Ltd.	43,000	104,750
New World Development Co. Ltd.	80,000	119,906
Sino Land Co. Ltd.	68,000	120,303
		420,603
Telecommunication Services (0.2%):
China Mobile Ltd.	12,000	121,348
Utilities (0.3%):
China Resources Power Holdings Co. Ltd.	46,000	85,560
Power Assets Holdings Ltd.	9,000	75,863
		161,423
		979,642
India (0.9%):
Energy (0.2%):
Coal India Ltd.	28,164	115,917
Information Technology (0.3%):
Oracle Financial Services	2,164	138,824
Materials (0.3%):
Hindustan Zinc Ltd.	16,785	81,017
Vedanta Ltd.	15,061	77,596
		158,613
Telecommunication Services (0.1%):
Bharti Infratel Ltd.	13,201	78,134
		491,488
Indonesia (0.4%):
Materials (0.2%):
PT Indocement Tunggal Prakarsa TBK	58,900	95,356
Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	340,500	111,464
		206,820

See notes to financial statements.

17

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Ireland (0.5%):
Consumer Discretionary (0.2%):
WPP PLC	4,851	$87,620
Industrials (0.2%):
Eaton Corp. PLC	1,567	123,809
Information Technology (0.1%):
Seagate Technology PLC (b)	1,269	53,095
		264,524
Italy (0.9%):
Consumer Discretionary (0.1%):
Prada SpA	19,500	70,419
Energy (0.2%):
Snam SpA	23,541	115,277
Financials (0.4%):
Assicurazioni Generali SpA	5,359	97,530
Intesa Sanpaolo SpA	26,697	88,566
		186,096
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	20,417	118,671
		490,463
Japan (0.6%):
Consumer Discretionary (0.4%):
Fuji Heavy Industries Ltd.	2,500	79,280
Nissan Motor Co. Ltd.	13,300	132,434
		211,714
Information Technology (0.2%):
Canon, Inc.	3,600	134,147
		345,861
Korea, Republic Of (0.6%):
Consumer Discretionary (0.2%):
Coway Co. Ltd.	1,113	101,441
Energy (0.2%):
S-Oil Corp.	930	101,593
Utilities (0.2%):
Korea Electric Power Corp.	3,003	106,761
		309,795
Malaysia (1.5%):
Consumer Staples (0.2%):
British American Tobacco Malaysia BHD	10,700	105,758
Financials (0.4%):
Malayan Banking BHD	89,900	217,726

See notes to financial statements.

18

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.5%):
DiGi.Com BHD	196,500	$247,724
Utilities (0.4%):
YTL Corp. BHD	654,804	221,494
		792,702
Mexico (0.6%):
Consumer Staples (0.5%):
Kimberly-Clark de Mexico SAB de CV, Series A (b)	61,751	108,747
Wal-Mart de Mexico SAB de CV	58,009	142,289
		251,036
Financials (0.1%):
Grupo Financiero Santander Mexico, Class B	55,076	80,547
		331,583
Netherlands (0.9%):
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	4,865	106,934
Financials (0.1%):
Aegon NV	13,572	86,226
Industrials (0.2%):
Randstad Holding NV	1,829	112,212
Materials (0.2%):
Lyondellbasell Industries NV, Class A	978	107,893
Telecommunication Services (0.2%):
Koninklijke KPN NV	30,761	107,382
		520,647
Norway (0.4%):
Consumer Staples (0.2%):
Marine Harvest ASA (b)	4,453	75,328
Financials (0.2%):
Gjensidige Forsikring ASA	6,863	129,494
		204,822
Philippines (0.9%):
Energy (0.2%):
Semirara Mining and Power Corp.	156,600	115,443
Telecommunication Services (0.3%):
Globe Telecom, Inc.	2,385	90,782
Pldt, Inc.	2,375	70,461
		161,243
Utilities (0.4%):
Manila Electric Co.	29,810	196,271
		472,957

See notes to financial statements.

19

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Poland (0.2%):
Financials (0.2%):
Bank Pekao SA	3,179	$118,098
Portugal (0.2%):
Utilities (0.2%):
EDP — Energias de Portugal SA	26,195	90,601
Qatar (0.9%):
Financials (0.4%):
Masraf Al Rayan QSC	9,402	95,751
Qatar Islamic Bank SAQ	4,144	111,538
		207,289
Industrials (0.2%):
Industries Qatar QSC	4,570	122,945
Real Estate (0.3%):
Barwa Real Estate Co.	9,664	85,845
Ezdan Holding Group QSC	21,947	73,795
		159,640
		489,874
Russian Federation (1.9%):
Energy (0.2%):
Tatneft PAO	11,640	96,503
Materials (1.1%):
ALROSA AO	63,100	82,078
Magnitogorsk Iron & Steel Works OJSC	117,100	84,797
MMC Norilsk Nickel PJSC	647	121,486
Novolipetsk Steel OJSC	42,450	108,397
PhosAgro PJSC	2,760	119,584
Severstal Pjsc	5,960	91,678
		608,020
Telecommunication Services (0.4%):
Mobile TeleSystems PJSC	19,350	92,566
Rostelecom PJSC	123,880	137,012
		229,578
Utilities (0.2%):
Federal Grid Co. Unified Energy System PJSC	18,570,000	52,107
RusHydro PJSC	5,359,000	67,844
		119,951
		1,054,052
Singapore (0.4%):
Telecommunication Services (0.4%):
Singapore Telecommunications Ltd.	73,800	196,812
See notes to financial statements.

20

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
South Africa (1.8%):
Consumer Discretionary (0.2%):
Woolworths Holdings Ltd.	21,308	$112,678
Financials (0.8%):
Barclays Africa Group Ltd.	9,340	137,304
Nedbank Group Ltd.	6,980	144,483
Standard Bank Group Ltd.	8,266	130,607
		412,394
Health Care (0.2%):
Life Healthcare Group Holdings Ltd.	54,210	122,180
Materials (0.1%):
Kumba Iron Ore Ltd.	2,717	83,210
Telecommunication Services (0.5%):
MTN Group Ltd.	9,796	108,530
Vodacom Group Ltd.	13,050	153,576
		262,106
		992,568
Spain (2.3%):
Energy (0.2%):
Repsol SA	7,455	131,613
Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	10,655	90,537
Industrials (0.8%):
Abertis Infraestructuras SA	7,587	168,788
ACS, Actividades de Construccion y Servicios SA	2,622	102,412
Ferrovial SA	5,509	125,001
Gamesa Corp. Tecnologica SA	3,721	50,947
		447,148
Telecommunication Services (0.2%):
Telefonica SA	11,109	108,163
Utilities (0.9%):
Endesa SA	5,015	107,247
Gas Natural SDG SA	5,172	119,347
Iberdrola SA	16,669	129,024
Red Electrica Corp. SA	5,725	128,495
		484,113
		1,261,574
Sweden (1.0%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB, B Shares	3,667	75,876

See notes to financial statements.

21

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.6%):
Nordea Bank AB	8,506	$103,029
Skandinaviska Enskilda Banken AB, Class A	10,462	122,896
Swedbank AB, A Shares	4,804	115,939
		341,864
Industrials (0.2%):
Skanska AB, Class B	5,015	103,954
		521,694
Switzerland (1.1%):
Consumer Discretionary (0.2%):
Garmin Ltd.	1,989	118,485
Financials (0.6%):
Swiss Re AG	1,703	159,307
Zurich Insurance Group AG	522	158,751
		318,058
Telecommunication Services (0.3%):
Swisscom AG	351	186,695
		623,238
Taiwan (4.4%):
Energy (0.2%):
Formosa Petrochemical Corp.	28,000	108,334
Financials (1.5%):
China Development Financial Holding Corp.	599,000	203,987
CTBC Financial Holding Co. Ltd.	327,000	224,846
First Financial Holding Co. Ltd.	342,440	224,704
Mega Financial Holding Co. Ltd.	224,000	180,675
		834,212
Information Technology (1.4%):
Asustek Computer, Inc.	15,000	140,741
Compal Electronics, Inc.	225,000	160,869
Lite-On Technology Corp.	74,000	100,685
Pegatron Corp.	38,000	91,584
Quanta Computer, Inc.	47,000	97,593
Vanguard International	62,000	137,323
		728,795
Materials (0.6%):
Formosa Chemicals & Fibre	45,000	155,294
Nan Ya Plastics Corp.	67,000	175,102
		330,396
Telecommunication Services (0.7%):
Far EasTone Telecommunications Co. Ltd.	85,000	209,909
Taiwan Mobile Co. Ltd.	51,000	184,060
		393,969
		2,395,706

See notes to financial statements.

22

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Thailand (2.0%):
Energy (0.6%):
PTT PCL	13,200	$177,941
Thai Oil PCL	45,200	143,474
		321,415
Materials (0.3%):
PTT Global Chemical Public Co. Ltd.	56,800	148,086
		148,086
Real Estate (0.2%):
Land & Houses Public Co. Ltd.	452,500	145,752
Telecommunication Services (0.6%):
Advanced Info Service Public Co. Ltd.	100	586
Advanced INFO Service Public Co. Ltd.	27,600	161,706
Intouch Holdings Public Co. Ltd.	93,900	161,890
		324,182
Utilities (0.3%):
Glow Energy Public Co. Ltd.	71,500	178,314
		178,314
		1,117,749
Turkey (0.6%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi AS	8,417	133,785
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	3,165	101,467
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	37,902	100,043
		335,295
United Arab Emirates (1.2%):
Financials (0.4%):
Abu Dhabi Commercial Bank PJSC	63,848	118,070
Dubai Islamic Bank PJSC	75,531	127,105
		245,175
Real Estate (0.5%):
Aldar Properties PJSC	181,990	108,958
DAMAC Properties Dubai Co. PJSC	64,572	57,949
Emaar Malls Group PJSC	196,513	113,817
		280,724
Telecommunication Services (0.3%):
Emirates Telecom Group Co.	31,402	149,544
		675,443

See notes to financial statements.

23

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
United Kingdom (3.5%):
Consumer Discretionary (1.1%):
Compass Group PLC	6,458	$139,222
InterContinental Hotels Group PLC	2,567	163,242
ITV PLC	45,536	101,600
Persimmon PLC	2,791	103,092
Taylor Wimpey PLC	37,685	104,828
		611,984
Consumer Staples (0.2%):
Imperial Tobacco Group PLC	2,766	117,960
Energy (0.6%):
BP PLC	20,324	142,552
Royal Dutch Shell PLC, Class A	4,961	165,582
		308,134
Financials (0.5%):
Legal & General Group PLC	42,257	155,543
Lloyds Banking Group PLC	143,386	131,457
		287,000
Health Care (0.2%):
AstraZeneca PLC	1,187	81,894
Materials (0.2%):
Rio Tinto PLC	1,504	78,881
Telecommunication Services (0.1%):
BT Group PLC	16,432	60,217
Utilities (0.6%):
Centrica PLC	44,758	83,012
National Grid PLC	10,145	119,572
SSE PLC	7,621	135,458
		338,042
		1,884,112
United States (42.2%):
Consumer Discretionary (7.5%):
American Eagle Outfitters, Inc.	5,303	99,696
Bob Evans Farms, Inc.	1,157	91,195
Brinker International, Inc. (b)	3,505	136,134
Capella Education Co.	1,366	105,728
Chico's FAS, Inc.	8,554	75,446
Darden Restaurants, Inc.	1,195	114,744
Dick's Sporting Goods, Inc.	2,122	60,986
Dineequity, Inc. (b)	2,310	117,186
DSW, Inc., Class A	3,488	74,678
Entravision Communications Corp.	14,365	102,710
Ethan Allen Interiors, Inc.	2,544	72,758
GameStop Corp., Class A (b)	3,830	68,748
General Motors Co.	2,308	94,605

See notes to financial statements.

24

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Genuine Parts Co.	1,190	$113,062
Harley-Davidson, Inc.	1,857	94,484
Haverty Furniture Cos., Inc.	3,294	74,609
HSN, Inc.	1,768	71,339
Kohl's Corp.	1,011	54,827
L Brands, Inc.	1,112	66,965
Las Vegas Sands Corp.	1,395	96,939
LCI Industries	900	117,000
Leggett & Platt, Inc.	2,428	115,888
Macy's, Inc. (b)	1,854	46,702
Marcus Corp.	4,345	118,836
MDC Holdings, Inc.	3,798	121,080
Meredith Corp. (b)	1,952	128,930
Office Depot, Inc.	12,360	43,754
Omnicom Group, Inc.	1,514	110,265
PetMed Express, Inc. (b)	1,631	74,211
Planet Fitness, Inc., Class A (d)	4,512	156,251
Regal Entertainment Group, Class A	6,484	149,197
Sonic Corp. (b)	4,915	135,064
Sturm Ruger & Co. (b)	1,959	109,410
Tapestry, Inc.	1,414	62,541
Target Corp.	1,124	73,341
The Buckle, Inc. (b)	4,129	98,064
The Cheesecake Factory, Inc. (b)	2,826	136,157
The Gap, Inc.	2,254	76,771
The Interpublic Group of Co., Inc.	3,334	67,213
VF Corp.	1,413	104,562
Viacom, Inc., Class B	1,976	60,881
World Wrestling Entertainment, Inc. (b)	5,412	165,499
		4,058,456
Consumer Staples (4.7%):
Altria Group, Inc.	1,699	121,326
Archer-Daniels-Midland Co.	2,165	86,773
B&G Foods, Inc. (b)	3,105	109,141
Campbell Soup Co. (b)	1,996	96,027
Conagra Brands, Inc.	3,446	129,811
Costco Wholesale Corp.	588	109,439
Energizer Holdings, Inc.	2,531	121,437
General Mills, Inc.	2,172	128,778
John B. Sanfilippo & Son, Inc.	1,808	114,356
Kimberly-Clark Corp.	1,095	132,123
Medifast, Inc.	1,950	136,129
PepsiCo, Inc.	1,727	207,102
Philip Morris International, Inc.	1,103	116,532
SpartanNash Co.	3,751	100,077
The Coca-Cola Co.	4,681	214,764
The J.M. Smucker Co.	957	118,898
The Kraft Heinz Co.	1,244	96,733
The Procter & Gamble Co.	1,890	173,653

See notes to financial statements.

25

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Wal-Mart Stores, Inc.	1,532	$151,285
Weis Markets, Inc.	1,971	81,580
		2,545,964
Energy (1.4%):
Chevron Corp.	1,130	141,465
Exxon Mobil Corp.	1,858	155,403
Marathon Petroleum Corp.	1,574	103,852
ONEOK, Inc.	1,275	68,149
Phillips 66	1,391	140,700
Valero Energy Corp.	1,408	129,409
		738,978
Financials (8.3%):
American Financial Group, Inc.	1,270	137,846
AMERISAFE, Inc.	2,036	125,418
AmTrust Financial Services, Inc. (b)	3,579	36,041
Arthur J. Gallagher & Co.	2,651	167,755
Artisan Partners Asset Management, Class A	3,867	152,747
Banner Corp.	2,229	122,862
BB&T Corp.	2,285	113,610
Capitol Federal Financial, Inc.	13,452	180,391
CME Group, Inc.	886	129,400
CNA Financial Corp.	2,214	117,453
Cohen & Steers, Inc.	4,367	206,515
Cullen/Frost Bankers, Inc.	887	83,955
FBL Financial Group, Inc., Class A	1,514	105,450
Federated Investors, Inc., Class B	5,310	191,585
First American Financial Corp.	2,524	141,445
Glacier Bancorp, Inc.	3,546	139,677
Moelis & Co., Class A	2,628	127,458
New York Community Bancorp, Inc.	8,073	105,110
Northwest Bancshares, Inc.	10,208	170,780
PacWest Bancorp	1,589	80,086
Park National Corp.	1,303	135,512
People's United Financial, Inc.	6,409	119,848
Principal Financial Group, Inc.	1,768	124,750
ProAssurance Corp.	2,895	165,449
Prudential Financial, Inc.	990	113,830
RLI Corp.	2,341	142,005
Safety Insurance Group, Inc.	2,590	208,236
Southside Bancshares, Inc.	3,589	120,878
T. Rowe Price Group, Inc.	1,102	115,633
Valley National Bancorp	11,272	126,472
W.R. Berkley Corp.	2,211	158,418
Waddell & Reed Financial, Inc., Class A	5,456	121,887
Wells Fargo & Co.	2,038	123,645
WisdomTree Investments, Inc.	8,770	110,064
		4,522,211

See notes to financial statements.

26

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (1.4%):
AbbVie, Inc.	1,717	$166,051
Cardinal Health, Inc.	1,093	66,968
Meridian Bioscience, Inc.	4,715	66,010
National Healthcare Corp.	2,919	177,884
Owens & Minor, Inc.	5,142	97,081
Pfizer, Inc.	4,919	178,166
		752,160
Industrials (5.9%):
Allegiant Travel Co.	807	124,883
American Railcar Industries, Inc.	2,547	106,057
Applied Industrial Technologies, Inc.	2,205	150,160
Brady Corp., Class A	3,978	150,766
Cummins, Inc.	574	101,391
Emerson Electric Co.	1,768	123,212
Ennis, Inc.	5,601	116,221
Fastenal Co.	1,745	95,434
GATX Corp.	1,999	124,258
General Electric Co.	4,947	86,325
H&E Equipment Services, Inc.	2,567	104,349
Herman Miller, Inc.	3,454	138,333
Hillenbrand, Inc.	4,203	187,874
HNI Corp.	2,350	90,640
KAR Auction Services, Inc.	2,187	110,465
Knoll, Inc.	5,250	120,960
Macquarie Infrastructure Corp.	1,419	91,100
Matson, Inc.	2,485	74,152
McGrath RentCorp	2,531	118,906
Mobile Mini, Inc.	2,962	102,189
Mueller Industries, Inc.	3,068	108,699
National Presto Industries, Inc. (b)	1,249	124,213
Nielsen Holdings PLC	2,344	85,322
Quad/Graphics, Inc.	4,103	92,728
Steelcase, Inc., Class A	6,944	105,549
The Greenbrier Cos., Inc.	1,842	98,179
TransDigm Group, Inc.	263	72,225
W.W. Grainger, Inc. (b)	422	99,697
Watsco, Inc.	770	130,931
		3,235,218
Information Technology (2.9%):
AVX Corp.	7,710	133,383
CA, Inc.	2,187	72,783
Cisco Systems, Inc.	3,503	134,165
CSG Systems International, Inc.	2,210	96,842
HP, Inc.	4,445	93,390
Intel Corp.	3,565	164,560
International Business Machines Corp.	909	139,459
ManTech International Corp., Class A	2,528	126,880
Maxim Integrated Products, Inc.	1,837	96,038

See notes to financial statements.

27

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
MTS Systems Corp.	1,965	$105,521
NIC, Inc.	6,364	105,642
Paychex, Inc.	2,077	141,402
QUALCOMM, Inc.	1,425	91,229
Xerox Corp.	1,903	55,473
		1,556,767
Materials (2.0%):
Domtar Corp.	2,897	143,459
Futurefuel Corp.	6,840	96,375
Greif, Inc., Class A	1,581	95,777
Innophos Holdings, Inc.	1,865	87,151
International Paper Co.	1,645	95,311
Kaiser Aluminum Corp.	1,102	117,749
Kronos Worldwide, Inc.	3,158	81,382
Nucor Corp.	1,169	74,325
Rayonier Advanced Materials, Inc.	4,135	84,561
Schweitzer-Mauduit International, Inc.	3,377	153,181
Tredegar Corp.	4,438	85,210
		1,114,481
Real Estate (0.2%):
HFF, Inc., Class A	2,631	127,972
Telecommunication Services (0.9%):
AT&T, Inc.	3,395	131,998
Atn International, Inc.	1,378	76,148
CenturyLink, Inc.	3,399	56,695
Cogent Communications Holdings, Inc.	2,593	117,463
Verizon Communications, Inc.	2,264	119,834
		502,138
Utilities (7.0%):
8point3 Energy Partners, LP (b)	7,929	120,600
Alliant Energy Corp.	3,558	151,606
Ameren Corp.	2,722	160,571
American States Water Co.	2,793	161,743
Avangrid, Inc.	2,772	140,208
CenterPoint Energy, Inc.	4,856	137,716
Connecticut WTR Service, Inc.	2,247	129,000
Consolidated Edison, Inc.	1,979	168,116
Dominion Resources, Inc.	1,755	142,260
DTE Energy Co.	1,561	170,867
Eversource Energy	2,723	172,039
Exelon Corp.	3,358	132,339
MDU Resources Group, Inc.	3,682	98,972
MGE Energy, Inc.	2,078	131,122
Middlesex Water Co.	2,718	108,475
NorthWestern Corp.	3,841	229,308
OGE Energy Corp.	4,223	138,979
Otter Tail Corp.	3,676	163,398
PG&E Corp.	2,159	96,788

See notes to financial statements.

28

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Pinnacle West Capital Corp.	1,899	$161,757
PPL Corp.	4,731	146,424
SCANA Corp.	1,486	59,113
Spark Energy, Inc. (b)	3,650	45,260
Unitil Corp.	3,572	162,955
WEC Energy Group, Inc.	2,427	161,226
Westar Energy, Inc.	2,522	133,162
Xcel Energy, Inc.	3,478	167,326
		3,791,330
		22,945,675
Total Common Stocks (Cost $42,383,252)		47,449,331
Rights (0.0%) (e)
Spain (0.0%): (e)
Energy (0.0%): (e)
Repsol SA Expires 01/08/18 Bonus rights (d)	7,455	3,390
Total Rights (Cost $—)		3,390
Collateral for Securities Loaned (4.3%)
United States (4.3%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (f)	740,958	740,958
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (f)	852,227	852,227
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (f)	710,113	710,113
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (f)	14,203	14,203
Total Collateral for Securities Loaned (Cost $2,317,501)		2,317,501
Total Investments (Cost $44,700,753) — 91.5%		49,770,222
Other assets in excess of liabilities — 8.5%		4,615,234
NET ASSETS — 100.00%		$54,385,456

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Canada, Chile and Mexico were fair valued at December 31, 2017.See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $651,643 and amounted to 1.2% of net assets.

(d)  Non-income producing security.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

29

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P E-Mini Option	Put	USD	2,670.00	1/19/18	153	$(136,935)
Total (Premiums Received $150,590)						$(136,935)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	111	3/16/18	$14,012,310	$14,227,425	$215,115

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	238	1/17/18	$2,707,286	$2,731,050	$(23,764)
E-Mini S&P 500 Futures	196	3/16/18	25,791,830	26,224,800	(432,970)
Mini MSCI EAFE Index Futures	115	3/16/18	11,505,862	11,761,625	(255,763)
Mini MSCI Emerging Markets Index Futures	210	3/16/18	11,600,903	12,218,850	(617,947)
Russell 2000 Mini Index Futures	153	3/16/18	11,560,446	11,754,225	(193,779)
					$(1,524,223)
Total Net Futures Contracts					$(1,309,108)
		Total unrealized appreciation			215,115
		Total unrealized depreciation			(1,524,223)
		Total net unrealized appreciation(depreciation)			$(1,309,108)

See notes to financial statements.

30

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2017

  (Unaudited)

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Market Neutral Income Fund
ASSETS:
Investments, at value (Cost $96,841,479 and $44,700,753)	$135,801,604	(a)	$49,770,222 (b)
Foreign currency, at value (Cost $— and $33,603)	—		35,499
Cash and cash equivalents	—		2,724,686
Deposits with brokers for futures contracts	278,786		4,626,418
Interest and dividends receivable	135,341		102,971
Receivable for capital shares issued	67,638		616,066
Reclaims receivable	—		27,660
Receivable from Adviser	45,155		31,150
Prepaid expenses	5,685		—
Total Assets	136,334,209		57,934,672
LIABILITIES:
Written options, at value (Premiums Received $— and $150,590)	—		136,935
Securities lending collateral	3,467,245		2,317,501
Payable for capital shares redeemed	25,194		1,004,429
Variation margin payable on open futures contracts	4,365		5,325
Accrued foreign capital gains taxes	—		17,356
Accrued expenses and other payables:
Investment advisory fees	78,859		28,328
Administration fees	6,497		2,724
Custodian fees	12,469		10,594
Transfer agent fees	14,399		2,919
Chief Compliance Officer fees	2		9
Trustees' fees	369		—
12b-1 fees	30,703		2,892
Other accrued expenses	40,264		20,204
Total Liabilities	3,680,366		3,549,216
NET ASSETS:
Capital	92,625,140		56,223,050
Accumulated net investment income (loss)	16,481		59,722
Accumulated net realized gains (losses) from investments and foreign currency translations	1,034,418		(5,657,591)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	38,977,804		3,760,275
Net Assets	$132,653,843		$54,385,456
Net Assets
Class A Shares	$38,317,843		$24,474,504
Class C Shares	60,722,421		452,889
Class I Shares	33,613,579		29,458,063
Total	$132,653,843		$54,385,456
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,348,958		2,542,809
Class C Shares	3,794,152		47,415
Class I Shares	2,059,774		3,048,936
Total	8,202,884		5,639,160
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$16.31		$9.62
Class C Shares (c)	$16.00		$9.55
Class I Shares	$16.32		$9.66
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.31		$10.21

(a)  Includes $3,361,472 of securities on loan.

(b)  Includes $2,226,876 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

31

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2017

  (Unaudited)

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP Market Neutral Income Fund
Investment Income:
Dividend income	$1,078,667	$991,248
Interest income	995	11,349
Securities lending income	5,299	13,896
Foreign tax withholding	—	(75,112)
Total Income	1,084,961	941,381
Expenses:
Investment advisory fees	453,710	172,393
Administration fees	38,118	16,907
12b-1 fees — Class A Shares	46,947	31,178
12b-1 fees — Class C Shares	292,963	2,398
Custodian fees	14,946	27,550
Transfer agent fees — Class A Shares	11,059	582
Transfer agent fees — Class C Shares	20,786	526
Transfer agent fees — Class I Shares	8,952	6,509
Trustees' fees	5,190	2,158
Chief Compliance Officer fees	635	267
Legal and audit fees	11,208	15,029
State registration and filing fees	27,854	30,339
Other expenses	34,970	23,542
Total Expenses	967,338	329,378
Expenses waived/reimbursed by Adviser	(147,593)	(109,078)
Net Expenses	819,745	220,300
Net Investment Income (loss)	265,216	721,081
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions and foreign currency translations	4,686,256	2,071,185
Net realized gains (losses) from foreign capital gains taxes	—	44,845
Net realized gains (losses) from futures transactions	79,305	(2,220,620)
Net realized gains (losses) from written options	—	834,494
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,365,359	1,886,600
Net change in unrealized appreciation/depreciation on futures transactions	21,194	(1,111,199)
Net change in unrealized appreciation/depreciation on written options	—	(32,359)
Net change in unrealized appreciation/depreciation on foreign capital gains taxes	—	(11,557)
Net realized/unrealized gains on investments	13,152,114	1,461,389
Change in net assets resulting from operations	$13,417,330	$2,182,470

See notes to financial statements.

32

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Market Neutral Income Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$265,216	$733,533	$721,081	$1,634,907
Net realized gains (losses) from investment transactions	4,765,561	11,144,627	729,904	(394,255)
Net change in unrealized appreciation/depreciation on investments	8,386,553	12,291,320	731,485	1,696,398
Change in net assets resulting from operations	13,417,330	24,169,480	2,182,470	2,937,050
Distributions to Shareholders:
From net investment income:
Class A Shares	(126,325)	(294,740)	(349,614)	(677,091)
Class C Shares	(5,831)	(51,834)	(5,230)	(10,337)
Class I Shares	(148,742)	(341,271)	(483,333)	(897,935)
From net realized gains:
Class A Shares	(3,213,210)	(666,109)	—	—
Class C Shares	(5,087,982)	(925,814)	—	—
Class I Shares	(2,781,515)	(606,486)	—	—
Change in net assets resulting from distributions to shareholders	(11,363,605)	(2,886,254)	(838,177)	(1,585,363)
Change in net assets resulting from capital transactions	3,507,920	(59,309,849)	(3,615,642)	(18,727,848)
Change in net assets	5,561,645	(38,026,623)	(2,271,349)	(17,376,161)
Net Assets:
Beginning of period	127,092,198	165,118,821	56,656,805	74,032,966
End of period	$132,653,843	$127,092,198	$54,385,456	$56,656,805
Accumulated net investment income (loss)	$16,481	$32,163	$59,722	$176,818

(continues on next page)

See notes to financial statements.

33

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Market Neutral Income Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,846,067	$6,367,113	$2,193,044	$2,464,514
Distributions reinvested	3,287,692	941,584	349,614	677,091
Cost of shares redeemed	(4,151,615)	(40,157,021)	(3,656,304)	(8,405,073)
Total Class A Shares	$982,144	$(32,848,324)	$(1,113,646)	$(5,263,468)
Class C Shares
Proceeds from shares issued	$3,359,567	$13,086,817	$68,927	$225,013
Distributions reinvested	5,056,076	970,774	5,230	10,337
Cost of shares redeemed	(6,155,605)	(23,313,117)	(151,101)	(244,629)
Total Class C Shares	$2,260,038	$(9,255,526)	$(76,944)	$(9,279)
Class I Shares
Proceeds from shares issued	$3,225,090	$7,173,761	$5,151,095	$7,790,384
Distributions reinvested	2,736,907	888,013	481,199	841,380
Cost of shares redeemed	(5,696,259)	(25,267,773)	(8,057,346)	(22,086,865)
Total Class I Shares	$265,738	$(17,205,999)	$(2,425,052)	$(13,455,101)
Change in net assets resulting from capital transactions	$3,507,920	$(59,309,849)	$(3,615,642)	$(18,727,848)
Share Transactions:
Class A Shares
Issued	109,988	430,295	229,478	262,750
Reinvested	200,893	62,541	36,680	72,311
Redeemed	(250,575)	(2,747,833)	(382,200)	(896,693)
Total Class A Shares	60,306	(2,254,997)	(116,042)	(561,632)
Class C Shares
Issued	204,546	893,784	7,296	24,359
Reinvested	315,413	65,829	553	1,110
Redeemed	(377,938)	(1,592,807)	(16,004)	(26,521)
Total Class C Shares	142,021	(633,194)	(8,155)	(1,052)
Class I Shares
Issued	196,401	477,191	534,380	829,729
Reinvested	167,058	58,890	50,275	89,432
Redeemed	(344,468)	(1,696,189)	(835,666)	(2,366,740)
Total Class I Shares	18,991	(1,160,108)	(251,011)	(1,447,579)
Change in Shares	221,318	(4,048,299)	(375,208)	(2,010,263)

See notes to financial statements.

34

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.04	$13.80	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (loss) (b)	0.06	0.11	0.13	0.05	0.03	0.04
Net realized and unrealized gains (losses) on investments	1.72	2.48	0.16	0.74	2.58	1.71
Total from Investment Activities	1.78	2.59	0.29	0.79	2.61	1.75
Distributions to Shareholders:
Net investment income	(0.05)	(0.11)	(0.12)	(0.04)	(0.13)	(0.04)
Net realized gains from investments	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(1.51)	(0.35)	(0.64)	(0.80)	(0.16)	(0.04)
Net Asset Value, End of Period	$16.31	$16.04	$13.80	$14.15	$14.16	$11.71
Total Return (excludes sales charge) (c)	11.15%	18.89%	2.17%	5.89%	22.39%	17.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$38,318	$36,721	$62,700	$75,399	$77,212	$20,008
Ratio of net expenses to average net assets (d)	0.99%	0.99%	0.99%	1.50%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (d)	0.68%	0.75%	0.92%	0.35%	0.25%	0.51%
Ratio of gross expenses to average net assets (d) (e)	1.23%	1.35%	1.28%	1.67%	1.68%	1.89%
Portfolio turnover (c) (f)	16%	38%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class A commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

35

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.78	$13.59	$13.95	$14.05	$11.67	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.01)	— (c)	0.02	(0.05)	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	1.69	2.44	0.17	0.71	2.57	1.72
Total from Investment Activities	1.68	2.44	0.19	0.66	2.50	1.69
Distributions to Shareholders:
Net investment income	— (c)	(0.01)	(0.03)	—	(0.09)	(0.02)
Net realized gains from investments	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(1.46)	(0.25)	(0.55)	(0.76)	(0.12)	(0.02)
Net Asset Value, End of Period	$16.00	$15.78	$13.59	$13.95	$14.05	$11.67
Total Return (excludes contingent deferred sales charge) (d)	10.74%	18.09%	1.42%	5.01%	21.52%	16.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$60,722	$57,620	$58,249	$56,826	$33,464	$2,673
Ratio of net expenses to average net assets (e)	1.74%	1.74%	1.74%	2.25%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (f)	(0.07)%	0.01%	0.16%	(0.37)%	(0.50)%	(0.34)%
Ratio of gross expenses to average net assets (e) (f)	1.96%	2.12%	2.11%	2.42%	3.43%	2.64%
Portfolio turnover (d) (g)	16%	38%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class C commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class I Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.05	$13.80	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (loss) (b)	0.08	0.15	0.16	0.08	0.07	0.05
Net realized and unrealized gains (losses) on investments	1.72	2.48	0.16	0.74	2.57	1.71
Total from Investment Activities	1.80	2.63	0.32	0.82	2.64	1.76
Distributions to Shareholders:
Net investment income	(0.07)	(0.14)	(0.15)	(0.07)	(0.16)	(0.05)
Net realized gains from investments	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(1.53)	(0.38)	(0.67)	(0.83)	(0.19)	(0.05)
Net Asset Value, End of Period	$16.32	$16.05	$13.80	$14.15	$14.16	$11.71
Total Return (c)	11.27%	19.24%	2.42%	6.16%	22.66%	17.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,614	$32,751	$44,170	$63,213	$92,699	$4,205
Ratio of net expenses to average net assets (d)	0.74%	0.74%	0.74%	1.25%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (d)	0.93%	1.00%	1.14%	0.60%	0.50%	0.63%
Ratio of gross expenses to average net assets (d) (e)	0.97%	1.13%	1.11%	1.42%	1.43%	1.64%
Portfolio turnover (c) (f)	16%	38%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class I commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

37

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.40	$9.21	$9.41	$9.84	$9.78	$10.00
Investment Activities:
Net investment income (loss) (b)	0.11	0.24	0.26	0.22	0.11	(0.01)
Net realized and unrealized gains (losses) on investments	0.25	0.20	(0.02)	(0.38)	— (c)	(0.21)
Total from Investment Activities	0.36	0.44	0.24	(0.16)	0.11	(0.22)
Distributions to Shareholders:
Net investment income	(0.14)	(0.25)	(0.21)	(0.21)	(0.05)	—
Net realized gains from investments	—	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.14)	(0.25)	(0.44)	(0.27)	(0.05)	—
Net Asset Value, End of Period	$9.62	$9.40	$9.21	$9.41	$9.84	$9.78
Total Return (excludes sales charge) (d)	3.93%	4.77%	2.54%	(1.62)%	1.15%	(2.20)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,474	$24,998	$29,649	$31,313	$28,924	$11,648
Ratio of net expenses to average net assets (e)	0.90%	0.90%	0.90%	1.13%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (e)	2.38%	2.59%	2.72%	2.23%	1.09%	(0.23)%
Ratio of gross expenses to average net assets (e) (f)	1.26%	1.25%	1.06%	1.27%	1.25%	1.35%
Portfolio turnover (d) (g)	34%	63%	92%	135%	190%	—	%(h)

(a)  The Victory CEMP Market Neutral Income Fund Class A commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%.
See notes to financial statements.

38

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.33	$9.15	$9.36	$9.74	$9.74	$10.00
Investment Activities:
Net investment income (loss) (b)	0.08	0.17	0.19	0.14	0.01	(0.06)
Net realized and unrealized gains (losses) on investments	0.24	0.20	(0.02)	(0.38)	0.02	(0.20)
Total from Investment Activities	0.32	0.37	0.17	(0.24)	0.03	(0.26)
Distributions to Shareholders:
Net investment income	(0.10)	(0.19)	(0.15)	(0.08)	(0.03)	—
Net realized gains from investments	—	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.10)	(0.19)	(0.38)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$9.55	$9.33	$9.15	$9.36	$9.74	$9.74
Total Return (excludes contingent deferred sales charge) (c)	3.48%	4.02%	1.75%	(2.42)%	0.34%	(2.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$453	$519	$518	$385	$267	$137
Ratio of net expenses to average net assets (d)	1.65%	1.65%	1.65%	2.02%	2.00%	2.10%
Ratio of net investment income (loss) to average net assets (d)	1.64%	1.88%	2.00%	1.88%	1.90%	1.90%
Ratio of gross expenses to average net assets (d) (e)	2.61%	3.00%	2.48%	1.29%	(0.04)%	(1.13)%
Portfolio turnover (c) (f)	34%	63%	92%	135%	190%	—	%(g)

(a)  The Victory CEMP Market Neutral Income Fund Class C commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%.

See notes to financial statements.

39

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class I Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.44	$9.24	$9.44	$9.89	$9.81	$10.00
Investment Activities:
Net investment income (loss) (b)	0.13	0.27	0.30	0.23	0.10	—
Net realized and unrealized gains (losses) on investments	0.24	0.20	(0.04)	(0.37)	0.04	(0.19)
Total from Investment Activities	0.37	0.47	0.26	(0.14)	0.14	(0.19)
Distributions to Shareholders:
Net investment income	(0.15)	(0.27)	(0.23)	(0.25)	(0.06)	—
Net realized gains from investments	—	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.15)	(0.27)	(0.46)	(0.31)	(0.06)	—
Net Asset Value, End of Period	$9.66	$9.44	$9.24	$9.44	$9.89	$9.81
Total Return (c)	3.93%	5.11%	2.77%	(1.41)%	1.44%	(1.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$29,458	$31,140	$43,866	$25,310	$33,773	$9,095
Ratio of net expenses to average net assets (d)	0.65%	0.65%	0.65%	1.02%	1.00%	1.10%
Ratio of net investment income (loss) to average net assets (d)	2.62%	2.83%	3.16%	0.88%	0.90%	0.90%
Ratio of gross expenses to average net assets (d) (e)	1.03%	1.13%	1.05%	2.25%	0.87%	(0.20)%
Portfolio turnover (c) (f)	34%	63%	92%	135%	190%	—	%(g)

(a)  The Victory CEMP Market Neutral Income Fund Class I commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%

See notes to financial statements.

40

Victory Portfolios II	Notes to Financial Statements December 31, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Funds Investment Objectives
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund ("US 500 Enhanced Volatility Wtd Index Fund")	Classes A, C, I, and R6	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Market Neutral Income Fund ("Market Neutral Income Fund")	Classes A, C, and I	Seeks to achieve high income.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

41

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

42

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

A summary of the valuations as of December 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$131,376,122		$—	$—	$—	$131,376,122	$—
Investment Companies	958,237		—	—	—	958,237	—
Collateral for Securities Loaned	3,467,245		—	—	—	3,467,245	—
Futures Contracts	—		17,679	—	—	—	17,679
Total	135,801,604		17,679	—	—	135,801,604	17,679
Market Neutral Income Fund
Common Stocks	25,135,254	(a)	—	22,314,077	—	47,449,331	—
Rights	3,390		—	—	—	3,390	—
Collateral for Securities Loaned	2,317,501		—	—	—	2,317,501	—
Written Option	—		(136,935)	—	—	—	(136,935)
Futures Contracts	—		(1,309,108)	—	—	—	(1,309,108)
Total	27,456,145		(1,446,043)	22,314,077	—	49,770,222	(1,446,043)

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of all securities traded on U.S. securities exchanges (including ADRs) and all securities listed under Canada, Chile and Mexico.

Transfers that occurred from Level 1 to Level 2 on recognition dates are due to application of systematic fair value procedures affecting certain international portfolio holdings. The following are transfers between Level 1 and Level 2 as of December 31, 2017.

Transfers from Level 1 to Level 2
Market Neutral Income Fund
Common Stocks	$215,669

For the six months ended December 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

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Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly

44

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with broker for futures contracts.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2017, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$195,275	$(195,275)	$—	$—
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged
US 500 Enhanced Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$4,365	$—	$4,365	$(4,365)
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$200,600	$(195,275)	$5,325	$(5,325)

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will

45

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2017.

	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$17,679	$—
Market Neutral Income Fund	215,115	1,524,223

Liability Location
Written Options, at Value
Written Options
Equity Risk
Market Neutral Income Fund	$136,935

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2017.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$79,305	$21,194
Market Neutral Income Fund	(2,220,620)	(1,111,199)
	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation (Depreciation) from Written Options
Written Options
Equity Risk
Market Neutral Income Fund	$834,494	$(32,359)

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral of greater than 90 days, which are subject to offset under the MSLA as of December 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$3,361,472	$3,467,245	$—	$105,773
Market Neutral Income Fund	2,226,876	2,317,501	—	90,625

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

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Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are

48

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

no transactions in the security that day, at the average of the highest bid and lowest asked price. For the period ended December 31, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2017 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
US 500 Enhanced Volatility Wtd Index Fund	$20,540,409	$28,179,580
Market Neutral Income Fund	16,491,370	21,049,782

For the six months ended December 31, 2017, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, Victory Capital Advisers, Inc. (the "Distributor") may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets for Class A and Class C Shares of each of the respective Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds. As a "reimbursement plan", any distribution and service fees collected by the Distributor that remain unused are reimbursed to the Funds, and are reflected on the Statements of Assets and Liabilities as Receivable from Distributor.

In addition, the Distributor and FIS are entitled to receive commission on the sales of Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended December 31, 2017, the Distributor received approximately $4,699 from commissions earned on sales of Class A Shares. and the transfer agent received $3,272 from redemptions of Class C Shares of the Funds. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short- term money movement in and out of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of December 31, 2017, the expense limits (excluding voluntary waivers) are as follows:

Fund	Class	Expense Limit(a)
US 500 Enhanced Volatility Wtd Index Fund	Class A Shares	0.99%
US 500 Enhanced Volatility Wtd Index Fund	Class C Shares	1.74%
US 500 Enhanced Volatility Wtd Index Fund	Class I Shares	0.74%
US 500 Enhanced Volatility Wtd Index Fund	Class R6 Shares	0.74%
Market Neutral Income Fund	Class A Shares	0.90%
Market Neutral Income Fund	Class C Shares	1.65%
Market Neutral Income Fund	Class I Shares	0.65%

(a)  In effect until October 31, 2018.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of December 31, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Fund	Expires 6/30/18	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Total
US 500 Enhanced Volatility Wtd Index Fund	$351,266	$619,681	$534,407	$147,593	$1,652,947
Market Neutral Income Fund	95,075	201,142	256,668	109,078	661,963

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2017.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended December 31, 2017, Citibank earned approximately $150,000 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of December 31, 2017, the interest rate on outstanding borrowings was 2.57%.

The Funds did not utilize or participate in the Line of Credit during the year ended December 31, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and the lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Funds did not utilize or participate in the Facility during the year ended December 31, 2017.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending June 30, 2018.

The tax character of distributions during the most recent fiscal year ended June 30, 2017, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$687,845	$2,198,409	$2,886,254	$2,886,254
Market Neutral Income Fund	1,585,363	—	1,585,363	1,585,363

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Enhanced Volatility Wtd Index Fund	$1,472,550	$6,593,052	$8,065,602	$—	$29,909,376	$37,974,978
Market Neutral Income Fund	180,250	—	180,250	(6,277,813)	2,915,676	(3,181,887)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Capital loss carry forwards ("CLCFs") subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

52

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

As of the tax year ended June 30, 2017, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Market Neutral Income Fund	$852,930	$5,424,883	$6,277,813

At December 31, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Enhanced Volatility Wtd Index Fund	$97,425,147	$40,333,173	$(1,939,037)	$38,394,136
Market Neutral Income Fund	44,737,144	6,594,156	(3,157,711)	3,436,445

8.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
LPL Financial Corp.	US 500 Enhanced Volatility Wtd Index Fund	33.61%
Charles Schwab & Co., Inc.	Market Neutral Income Fund	46.38%
Raymond James & Associates, Inc.	Market Neutral Income Fund	25.18%

9.  Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or a fund managed by VCM. For the six months ended December 31, 2017, there were no transactions in affiliated securities.

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Funds' adoption of these amendments, effective with the financial statements prepared as of December 31, 2017, required additional disclosures reflected herein, but had no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

53

Victory Portfolios II	Supplemental Information December 31, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 43 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 70	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.

54

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (since 2012).
Leigh A. Wilson, 73	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March- October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2015	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

55

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The current officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Treasurer is employed by Citi, which entity receives fees from the Trust for serving as the sub-fund accountant and sub-administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 33	Assistant Treasurer**	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Registered Principal, Victory Capital Advisers, Inc. (since 2011).
Edward J. Veilleux, 74	Chief Compliance Officer*	May 2015-July 2017	President of EJV Financial Services (mutual fund consulting).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP (2011-2017); Shearman & Sterling LLP (since 2018).

*  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

**  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

56

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017, through December 31, 2017 (unless otherwise notes).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17-12/31/17	Annualized Expense Ratio During Period 7/1/17-12/31/17
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,111.50	$5.27	0.99%
Class C Shares	1,000.00	1,107.40	9.24	1.74%
Class I Shares	1,000.00	1,112.70	3.94	0.74%
Market Neutral Income Fund
Class A Shares	1,000.00	1,039.30	4.63	0.90%
Class C Shares	1,000.00	1,034.80	8.46	1.65%
Class I Shares	1,000.00	1,039.30	3.34	0.65%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

57

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17-12/31/17	Annualized Expense Ratio During Period 7/1/17-12/31/17
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,020.21	$5.04	0.99%
Class C Shares	1,000.00	1,016.43	8.84	1.74%
Class I Shares	1,000.00	1,021.48	3.77	0.74%
Market Neutral Income Fund
Class A Shares	1,000.00	1,020.67	4.58	0.90%
Class C Shares	1,000.00	1,016.89	8.39	1.65%
Class I Shares	1,000.00	1,021.93	3.31	0.65%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

58

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP Market Neutral Income Fund

59

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2017. The Board also considered information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 24, 2017. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's gross management fee and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group, including FUSE's selection of a broad universe of funds using the standard Retail Morningstar Categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which the investment adviser shares economies of scale as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

60

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

CEMP US 500 Enhanced Volatility Wtd Index Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one- and three-year periods ended June 30, 2017, to that of the median performance of the peer group for the same periods and the benchmark index for the one-year period (benchmark index data was not available for the three-year period). The Board noted that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmarks due to fees and expenses. The Board also considered the Fund's tracking error as a factor in evaluating performance. The Board considered the fact that the Fund underperformed the benchmark index for the one-year period and outperformed the peer group for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had performed well as compared to its peers during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

CEMP Market Neutral Income Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one- and three-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for both of the periods review, matched the performance of the peer group for the one-year period, and underperformed the peer group for the three-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund generally had performed well during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement,

61

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

62

VP-COMPASS-SAR (12/17)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

December 31, 2017

Semi Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Table of Contents

Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares US 500 Volatility Wtd ETF
Schedule of Investments	5-16
Statements of Assets and Liabilities	138
Statements of Operations	143
Statements of Changes in Net Assets	148
Financial Highlights	153
VictoryShares US Small Cap Volatility Wtd ETF
Schedule of Investments	17-27
Statements of Assets and Liabilities	138
Statements of Operations	143
Statements of Changes in Net Assets	148
Financial Highlights	154
VictoryShares International Volatility Wtd ETF
Schedule of Investments	28-46
Statements of Assets and Liabilities	138
Statements of Operations	143
Statements of Changes in Net Assets	148
Financial Highlights	155
VictoryShares Emerging Market Volatility Wtd ETF
Schedule of Investments	47-65
Statements of Assets and Liabilities	139
Statements of Operations	144
Statements of Changes in Net Assets	149
Financial Highlights	156
VictoryShares US Large Cap High Div Volatility Wtd ETF
Schedule of Investments	66-69
Statements of Assets and Liabilities	139
Statements of Operations	144
Statements of Changes in Net Assets	149
Financial Highlights	157
VictoryShares US Small Cap High Div Volatility Wtd ETF
Schedule of Investments	70-72
Statements of Assets and Liabilities	139
Statements of Operations	144
Statements of Changes in Net Assets	149
Financial Highlights	158

Table of Contents (continued)

VictoryShares International High Div Volatility Wtd ETF
Schedule of Investments	73-78
Statements of Assets and Liabilities	140
Statements of Operations	145
Statements of Changes in Net Assets	150
Financial Highlights	159
VictoryShares Emerging Market High Div Volatility Wtd ETF
Schedule of Investments	79-84
Statements of Assets and Liabilities	140
Statements of Operations	145
Statements of Changes in Net Assets	150
Financial Highlights	160
VictoryShares Dividend Accelerator ETF
Schedule of Investments	85-87
Statements of Assets and Liabilities	140
Statements of Operations	145
Statements of Changes in Net Assets	150
Financial Highlights	161
VictoryShares US Multi-Factor Minimum Volatility ETF
Schedule of Investments	88-90
Statements of Assets and Liabilities	141
Statements of Operations	146
Statements of Changes in Net Assets	151
Financial Highlights	162
VictoryShares US 500 Enhanced Volatility Wtd ETF
Schedule of Investments	91-102
Statements of Assets and Liabilities	141
Statements of Operations	146
Statements of Changes in Net Assets	151
Financial Highlights	163
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Schedule of Investments	103-106
Statements of Assets and Liabilities	141
Statements of Operations	146
Statements of Changes in Net Assets	151
Financial Highlights	164
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Schedule of Investments	107-118
Statements of Assets and Liabilities	142
Statements of Operations	147
Statements of Changes in Net Assets	152
Financial Highlights	165
VictoryShares Developed Enhanced Volatility Wtd ETF
Schedule of Investments	119-137
Statements of Assets and Liabilities	142
Statements of Operations	147
Statements of Changes in Net Assets	152
Financial Highlights	166
Notes to Financial Statements	167

Table of Contents (continued)

Supplemental Information	187
Trustee and Officer Information	187
Proxy Voting and Form N-Q Information	190
Expense Examples	190
Portfolio Holdings	193
Advisory Contract Approval	197

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semiannual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Consumer Discretionary (12.7%):
Advance Auto Parts, Inc.	3,800	$378,822
Amazon.com, Inc. (a)	864	1,010,422
Aramark	24,296	1,038,411
AutoZone, Inc. (a)	939	667,976
Best Buy Co., Inc.	6,612	452,724
Burlington Stores, Inc. (a)	5,650	695,120
CarMax, Inc. (a)	8,773	562,612
Carnival Corp., Class A	15,389	1,021,368
Charter Communications, Inc., Class A (a)	1,605	539,216
Chipotle Mexican Grill, Inc. (a)	1,798	519,676
Comcast Corp., Class A	23,083	924,474
D.R. Horton, Inc.	20,235	1,033,401
Darden Restaurants, Inc.	9,438	906,237
Discovery Communications, Inc., Class A (a) (b)	27,002	604,305
DISH Network Corp. (a)	10,383	495,788
Dollar General Corp.	7,626	709,294
Dollar Tree, Inc. (a)	7,389	792,913
Domino's Pizza, Inc.	3,088	583,508
General Motors Co.	18,234	747,412
Gentex Corp.	33,048	692,356
Genuine Parts Co.	9,395	892,619
Hanesbrands, Inc. (b)	16,875	352,856
Harley-Davidson, Inc. (b)	14,673	746,562
Hasbro, Inc.	5,677	515,983
Hyatt Hotels Corp., Class A (a)	12,829	943,445
Kohl's Corp.	7,981	432,810
L Brands, Inc.	8,771	528,190
Las Vegas Sands Corp.	11,014	765,363
Lear Corp.	4,109	725,895
Leggett & Platt, Inc.	19,171	915,032
Lennar Corp., Class A	15,071	953,090
LKQ Corp. (a)	23,119	940,250
Lowe's Co., Inc.	8,517	791,570
Macy's, Inc.	14,631	368,555
Marriott International, Inc., Class A	7,855	1,066,159
McDonald's Corp.	7,064	1,215,856
MGM Resorts International	16,296	544,123
Mohawk Industries, Inc. (a)	4,036	1,113,533
Netflix, Inc. (a)	2,789	535,376
Newell Brands, Inc.	13,003	401,793
Nike, Inc., Class B	11,556	722,828
Norwegian Cruise Line Holdings Ltd. (a)	10,015	533,299
NVR, Inc. (a)	221	775,317
Omnicom Group, Inc.	11,953	870,537
O'Reilly Automotive, Inc. (a)	2,077	499,602
PulteGroup, Inc.	29,549	982,504
PVH Corp.	4,313	591,787
Ross Stores, Inc.	10,867	872,077

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd.	5,627	$671,189
Scripps Networks Interactive, Inc., Class A	6,452	550,872
Service Corp. International	26,277	980,657
Servicemaster Global Holdings, Inc. (a)	13,984	716,960
Sirius XM Holdings, Inc. (b)	117,025	627,254
Starbucks Corp.	13,895	797,990
Tapestry, Inc.	11,172	494,138
Target Corp.	8,878	579,290
The Gap, Inc.	17,794	606,064
The Goodyear Tire & Rubber Co.	18,996	613,761
The Home Depot, Inc.	6,796	1,288,045
The Interpublic Group of Co., Inc.	26,320	530,611
The Priceline Group, Inc. (a)	413	717,687
The TJX Co., Inc.	11,545	882,730
The Walt Disney Co.	10,468	1,125,414
Thor Industries, Inc.	4,459	672,060
Tiffany & Co.	6,696	696,049
Toll Brothers, Inc.	17,943	861,623
Tractor Supply Co.	8,900	665,275
TripAdvisor, Inc. (a) (b)	9,460	325,992
Twenty-First Century Fox, Inc.	27,122	936,523
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,466	551,546
VF Corp.	11,165	826,209
Viacom, Inc., Class B	15,610	480,944
Whirlpool Corp.	3,835	646,734
Wyndham Worldwide Corp.	7,416	859,292
Yum! Brands, Inc.	16,453	1,342,728
		55,020,683
Consumer Staples (8.8%):
Altria Group, Inc.	13,404	957,179
Archer-Daniels-Midland Co.	17,089	684,927
Blue Buffalo Pet Products, Inc. (a) (b)	23,641	775,188
Brown-Forman Corp., Class B	12,998	892,573
Bunge Ltd.	5,929	397,717
Campbell Soup Co. (b)	15,769	758,647
Church & Dwight Co., Inc.	21,466	1,076,949
Colgate-Palmolive Co.	12,653	954,669
Conagra Brands, Inc.	27,207	1,024,888
Constellation Brands, Inc., Class A	3,590	820,566
Costco Wholesale Corp.	4,645	864,527
CVS Health Corp.	10,173	737,543
Dr Pepper Snapple Group, Inc.	11,766	1,142,008
General Mills, Inc.	17,163	1,017,594
Herbalife Ltd. (a)	6,758	457,652
Hormel Foods Corp.	23,687	861,970
Ingredion, Inc.	6,864	959,587
Kimberly-Clark Corp.	8,654	1,044,192
Lamb Weston Holdings, Inc.	19,325	1,090,897
McCormick & Co., Inc.	9,090	926,362
Molson Coors Brewing Co., Class B	9,315	764,482

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Mondelez International, Inc., Class A	20,598	$881,594
Monster Beverage Corp. (a)	11,037	698,532
National Beverage Corp.	3,382	329,542
PepsiCo, Inc.	13,639	1,635,589
Philip Morris International, Inc.	8,709	920,106
Pilgrim's Pride Corp. (a) (b)	19,687	611,478
Pinnacle Foods, Inc.	12,973	771,504
Spectrum Brands Holdings, Inc.	6,729	756,340
Sysco Corp.	18,152	1,102,371
The Clorox Co.	8,120	1,207,769
The Coca-Cola Co.	36,960	1,695,724
The Estee Lauder Cos., Inc., Class A	7,586	965,243
The Hershey Co.	12,289	1,394,925
The J.M. Smucker Co.	7,568	940,248
The Kraft Heinz Co.	9,820	763,603
The Kroger Co.	17,745	487,100
The Procter & Gamble Co.	14,930	1,371,768
Tyson Foods, Inc., Class A	10,987	890,716
US Foods Holding Corp. (a)	32,198	1,028,082
Walgreens Boots Alliance, Inc.	11,899	864,105
Wal-Mart Stores, Inc.	12,095	1,194,382
		38,720,838
Energy (2.0%):
Andeavor	6,605	755,216
Cheniere Energy Partners LP Holdings LLC	33,472	926,840
Chevron Corp.	8,918	1,116,444
Devon Energy Corp.	13,895	575,253
Exxon Mobil Corp.	14,684	1,228,171
Marathon Petroleum Corp.	12,431	820,197
Newfield Exploration Co. (a)	14,705	463,649
ONEOK, Inc.	10,072	538,348
Phillips 66	10,989	1,111,537
Valero Energy Corp.	11,130	1,022,958
		8,558,613
Financials (18.8%):
Affiliated Managers Group, Inc.	4,013	823,668
Aflac, Inc.	14,864	1,304,762
Alleghany Corp. (a)	1,912	1,139,724
Ally Financial, Inc.	25,272	736,932
American Express Co.	12,238	1,215,356
American Financial Group, Inc.	10,019	1,087,462
Ameriprise Financial, Inc.	5,108	865,653
Arthur J. Gallagher & Co.	20,935	1,324,767
Assurant, Inc.	8,337	840,703
Athene Holding Ltd., Class A (a)	13,934	720,527
Bank of America Corp.	27,141	801,202
Bank of The Ozarks, Inc.	11,088	537,214
BB&T Corp.	18,052	897,545
Berkshire Hathaway, Inc., Class B (a)	7,528	1,492,200

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
BlackRock, Inc., Class A	2,387	$1,226,225
BOK Financial Corp.	8,859	817,863
Brown & Brown, Inc.	25,435	1,308,885
Capital One Financial Corp.	8,311	827,609
CBOE Holdings, Inc.	9,715	1,210,391
Cincinnati Financial Corp.	11,676	875,350
Citigroup, Inc.	11,771	875,880
Citizens Financial Group, Inc.	16,859	707,741
CME Group, Inc.	6,985	1,020,159
CNA Financial Corp.	17,475	927,049
Comerica, Inc.	9,521	826,518
Commerce Bank, Inc.	14,293	798,121
Credit Acceptance Corp. (a) (b)	1,916	619,788
Cullen/Frost Bankers, Inc.	6,997	662,266
Discover Financial Services	14,245	1,095,725
E*TRADE Financial Corp. (a)	13,669	677,572
East West Bancorp, Inc.	10,060	611,950
Eaton Vance Corp.	16,883	952,032
Erie Indemnity Co., Class A	6,935	844,960
FactSet Research Systems, Inc.	5,755	1,109,334
Fifth Third BanCorp	24,582	745,818
First American Financial Corp.	19,922	1,116,429
First Republic Bank	8,996	779,413
Franklin Resources, Inc.	19,623	850,265
Huntington Bancshares, Inc.	48,816	710,761
Interactive Brokers Group, Inc., Class A	19,227	1,138,431
Intercontinental Exchange, Inc.	14,143	997,930
Invesco Ltd.	20,070	733,358
JPMorgan Chase & Co.	9,738	1,041,382
KeyCorp	36,446	735,116
Leucadia National Corp.	32,383	857,826
Lincoln National Corp.	9,942	764,242
Loews Corp.	27,887	1,395,187
M&T Bank Corp.	5,570	952,414
Markel Corp. (a)	1,062	1,209,756
MarketAxess Holdings, Inc.	3,233	652,258
Marsh & McLennan Co., Inc.	15,290	1,244,453
Morgan Stanley	13,991	734,108
MSCI, Inc.	6,609	836,303
New York Community Bancorp, Inc.	63,741	829,908
Northern Trust Corp.	8,357	834,781
PacWest Bancorp	12,554	632,722
People's United Financial, Inc.	50,603	946,276
Principal Financial Group, Inc.	13,965	985,370
Prudential Financial, Inc.	7,819	899,029
Raymond James Financial, Inc.	8,986	802,450
Regions Financial Corp.	43,761	756,190
Reinsurance Group of America, Inc.	7,230	1,127,374
S&P Global, Inc.	6,670	1,129,898
Santander Consumer USA Holdings, Inc.	34,189	636,599

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	16,473	$1,183,750
Signature Bank (a)	5,333	732,008
State Street Corp.	8,700	849,207
SunTrust Banks, Inc.	12,930	835,149
SVB Financial Group (a)	2,911	680,504
Synchrony Financial	15,840	611,582
Synovus Financial Corp.	16,580	794,845
T. Rowe Price Group, Inc.	8,700	912,891
TD Ameritrade Holding Corp.	11,660	596,176
The Allstate Corp.	14,239	1,490,966
The Bank of New York Mellon Corp.	18,585	1,000,988
The Charles Schwab Corp.	15,635	803,170
The Goldman Sachs Group, Inc.	3,216	819,308
The PNC Financial Services Group, Inc.	6,272	904,987
The Progressive Corp.	24,564	1,383,444
The Travelers Co., Inc.	11,308	1,533,816
Torchmark Corp.	16,774	1,521,569
U.S. BanCorp	20,041	1,073,796
Unum Group	17,572	964,527
W.R. Berkley Corp.	17,455	1,250,651
Wells Fargo & Co.	16,104	977,030
Western Alliance BanCorp (a)	12,138	687,254
Zions BanCorp	14,915	758,129
		81,224,927
Health Care (9.6%):
AbbVie, Inc.	13,547	1,310,130
ABIOMED, Inc. (a)	3,902	731,274
Agilent Technologies, Inc.	12,581	842,550
Alexion Pharmaceuticals, Inc. (a)	2,986	357,096
Align Technology, Inc. (a)	2,695	598,802
AmerisourceBergen Corp.	7,043	646,688
Amgen, Inc.	4,241	737,510
Anthem, Inc.	4,452	1,001,745
Baxter International, Inc.	17,213	1,112,648
Biogen, Inc. (a)	1,954	622,486
Boston Scientific Corp. (a)	31,484	780,488
Bristol-Myers Squibb Co.	9,472	580,444
Cardinal Health, Inc.	8,639	529,312
Catalent, Inc. (a)	11,860	487,209
Celgene Corp. (a)	5,089	531,088
Centene Corp. (a)	6,702	676,098
Cerner Corp. (a)	10,180	686,030
Charles River Laboratories International, Inc. (a)	7,524	823,502
Cigna Corp.	5,183	1,052,615
Danaher Corp.	12,915	1,198,769
DaVita, Inc. (a)	11,212	810,067
Edwards Lifesciences Corp. (a)	5,382	606,605
Express Scripts Holding Co. (a)	10,363	773,494
Gilead Sciences, Inc.	7,882	564,666
HCA Holdings, Inc. (a)	9,943	873,393

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	10,808	$755,263
Hologic, Inc. (a)	18,336	783,864
IDEXX Laboratories, Inc. (a)	3,599	562,812
Illumina, Inc. (a)	2,121	463,417
INC Research Holdings, Inc., Class A (a)	5,697	248,389
Intuitive Surgical, Inc. (a)	2,336	852,500
Johnson & Johnson	10,060	1,405,583
Laboratory Corp. of America Holdings (a)	5,633	898,520
McKesson Corp.	3,949	615,847
Mettler-Toledo International, Inc. (a)	1,399	866,708
PerkinElmer, Inc.	12,317	900,619
Pfizer, Inc.	38,844	1,406,930
Quest Diagnostics, Inc.	10,706	1,054,434
Regeneron Pharmaceuticals, Inc. (a)	934	351,147
ResMed, Inc.	8,414	712,582
Stryker Corp.	7,525	1,165,171
Teleflex, Inc.	3,397	845,242
The Cooper Co., Inc.	3,499	762,362
Thermo Fisher Scientific, Inc.	4,831	917,310
UnitedHealth Group, Inc.	5,751	1,267,865
Universal Health Services, Inc., Class B	6,380	723,173
Varian Medical Systems, Inc. (a)	8,037	893,313
Veeva Systems, Inc. (a)	7,179	396,855
Waters Corp. (a)	4,435	856,798
WellCare Health Plans, Inc. (a)	4,339	872,616
West Pharmaceutical Services, Inc.	7,753	764,989
Zimmer Biomet Holdings, Inc.	6,815	822,366
Zoetis, Inc.	14,744	1,062,158
		42,163,542
Industrials (18.9%):
3M Co.	6,352	1,495,070
A.O. Smith Corp.	15,946	977,171
Acuity Brands, Inc.	2,082	366,432
Aecom (a)	14,456	537,040
Alaska Air Group, Inc.	8,239	605,649
Allison Transmission Holdings, Inc.	20,665	890,042
AMERCO, Inc.	1,522	575,179
American Airlines Group, Inc.	10,995	572,070
AMETEK, Inc.	15,948	1,155,751
BWX Technologies, Inc.	15,423	932,937
C.H. Robinson Worldwide, Inc.	10,360	922,972
Cintas Corp.	5,840	910,047
Copart, Inc. (a)	27,211	1,175,243
CSX Corp.	8,285	455,758
Cummins, Inc.	4,547	803,182
Deere & Co.	6,804	1,064,894
Delta Air Lines, Inc.	12,799	716,744
Donaldson Co., Inc.	17,054	834,793
Dover Corp.	9,177	926,785
Eaton Corp. PLC	12,382	978,302

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	13,968	$973,430
Equifax, Inc.	7,392	871,665
Expeditors International of Washington, Inc.	16,636	1,076,184
Fastenal Co.	13,793	754,339
FedEx Corp.	3,954	986,681
Fortive Corp.	16,691	1,207,594
Fortune Brands Home & Security, Inc.	16,356	1,119,405
General Dynamics Corp.	5,099	1,037,392
General Electric Co.	39,056	681,527
HD Supply Holdings, Inc. (a)	13,078	523,512
HEICO Corp.	8,520	803,862
Honeywell International, Inc.	10,281	1,576,695
Hubbell, Inc.	7,708	1,043,201
Huntington Ingalls Industries, Inc.	3,498	824,479
IDEX Corp.	7,118	939,362
Illinois Tool Works, Inc.	7,420	1,238,027
Ingersoll-Rand PLC	10,734	957,365
J.B. Hunt Transport Services, Inc.	7,772	893,625
Jacobs Engineering Group, Inc.	12,227	806,493
JetBlue Airways Corp. (a)	28,864	644,822
Kansas City Southern	6,726	707,710
KAR Auction Services, Inc.	17,269	872,257
L3 Technologies, Inc.	5,024	993,998
Lennox International, Inc.	5,081	1,058,169
Lincoln Electric Holdings, Inc.	7,817	715,881
Lockheed Martin Corp.	4,241	1,361,573
Macquarie Infrastructure Corp.	11,204	719,297
ManpowerGroup, Inc.	5,930	747,832
Masco Corp.	22,393	983,948
Nielsen Holdings PLC	18,508	673,691
Nordson Corp.	5,363	785,143
Norfolk Southern Corp.	5,721	828,973
Northrop Grumman Corp.	5,018	1,540,073
Old Dominion Freight Line, Inc.	7,254	954,264
Orbital ATK, Inc.	7,813	1,027,410
Oshkosh Corp.	7,575	688,492
Owens Corning, Inc.	9,757	897,059
PACCAR, Inc.	11,198	795,954
Parker-Hannifin Corp.	4,933	984,528
Quanta Services, Inc. (a)	17,127	669,837
Raytheon Co.	6,377	1,197,919
Republic Services, Inc., Class A	23,356	1,579,099
Robert Half International, Inc.	13,693	760,509
Rockwell Automation, Inc.	4,828	947,978
Rockwell Collins, Inc.	5,154	698,985
Rollins, Inc.	20,229	941,255
Roper Technologies, Inc.	4,770	1,235,430
Sensata Technologies Holding NV (a) (b)	14,553	743,804
Snap-on, Inc.	4,663	812,761
Southwest Airlines Co.	11,098	726,364
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	7,290	$1,237,040
Teledyne Technologies, Inc. (a)	4,606	834,377
Textron, Inc.	15,318	866,846
The Boeing Co.	3,271	964,651
The Middleby Corp. (a)	5,376	725,491
Toro Co.	12,241	798,480
TransDigm Group, Inc.	2,085	572,583
TransUnion (a)	15,810	868,918
Union Pacific Corp.	8,421	1,129,255
United Continental Holdings, Inc. (a)	8,390	565,486
United Rentals, Inc. (a)	3,523	605,639
United Technologies Corp.	11,715	1,494,483
Verisk Analytics, Inc., Class A (a)	11,051	1,060,896
W.W. Grainger, Inc.	3,346	790,493
WABCO Holdings, Inc. (a)	5,757	826,130
Wabtec Corp. (b)	8,496	691,829
Waste Management, Inc.	21,015	1,813,596
Watsco, Inc.	6,076	1,033,163
XPO Logistics, Inc. (a)	7,436	681,063
Xylem, Inc.	13,103	893,625
		81,959,958
Information Technology (16.3%):
Activision Blizzard, Inc.	7,310	462,869
Adobe Systems, Inc. (a)	6,202	1,086,838
Akamai Technologies, Inc. (a)	8,246	536,320
Alliance Data Systems Corp.	2,598	658,541
Alphabet, Inc., Class A (a)	998	1,051,293
Amdocs Ltd.	20,917	1,369,645
Amphenol Corp., Class A	15,271	1,340,793
Analog Devices, Inc.	7,871	700,755
ANSYS, Inc. (a)	6,750	996,233
Apple, Inc.	5,029	851,058
Applied Materials, Inc.	13,074	668,343
Arista Networks, Inc. (a)	2,030	478,227
Arrow Electronics, Inc. (a)	9,460	760,679
Automatic Data Processing, Inc.	6,014	704,781
Black Knight, Inc. (a)	16,566	731,389
Broadridge Financial Solutions, Inc.	12,812	1,160,511
CA, Inc.	17,263	574,513
Cadence Design Systems, Inc. (a)	17,602	736,116
CDK Global, Inc.	15,323	1,092,223
CDW Corp. of Delaware	12,750	885,998
Cisco Systems, Inc.	27,665	1,059,569
Citrix Systems, Inc. (a)	7,787	685,256
Cognex Corp.	9,212	563,406
Cognizant Technology Solutions Corp., Class A	11,667	828,590
Coherent, Inc. (a)	1,224	345,437
CommScope Holding Co., Inc. (a)	13,849	523,908
Corning, Inc.	25,708	822,399
Costar Group, Inc. (a)	2,801	831,757

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
CSRA, Inc.	21,550	$644,776
Dolby Laboratories, Inc., Class A	15,123	937,625
eBay, Inc. (a)	19,954	753,064
Echostar Holding Corp. (a)	11,905	713,110
Euronet Worldwide, Inc. (a)	9,458	797,026
F5 Networks, Inc. (a)	5,329	699,271
Facebook, Inc., Class A (a)	5,295	934,356
Fidelity National Information Services, Inc.	13,088	1,231,450
First Data Corp., Class A (a)	35,296	589,796
Fiserv, Inc. (a)	9,372	1,228,950
FleetCor Technologies, Inc. (a)	3,517	676,776
FLIR Systems, Inc.	18,835	878,088
Fortinet, Inc. (a)	14,527	634,685
Genpact Ltd.	34,622	1,098,902
Global Payments, Inc.	7,668	768,640
Harris Corp.	8,690	1,230,938
HP, Inc.	35,081	737,052
Intel Corp.	28,133	1,298,620
InterActive Corp. (a)	4,403	538,399
International Business Machines Corp.	7,171	1,100,175
IPG Photonics Corp. (a)	2,985	639,178
Jack Henry & Associates, Inc.	11,263	1,317,320
Juniper Networks, Inc.	26,333	750,491
KLA-Tencor Corp.	6,356	667,825
Lam Research Corp.	3,431	631,544
Leidos Holdings, Inc.	12,579	812,226
Mastercard, Inc., Class A	8,520	1,289,587
Match Group, Inc. (a) (b)	21,037	658,668
Maxim Integrated Products, Inc.	14,515	758,844
Microchip Technology, Inc.	7,477	657,079
Microsemi Corp. (a)	11,176	577,240
Microsoft Corp.	14,717	1,258,891
Motorola Solutions, Inc.	10,276	928,334
National Instruments Corp.	21,981	915,069
NetApp, Inc.	16,828	930,925
Nvidia Corp.	1,914	370,359
ON Semiconductor Corp. (a)	27,537	576,625
Oracle Corp.	17,206	813,500
Paychex, Inc.	16,394	1,116,104
PayPal Holdings, Inc. (a)	11,972	881,379
QUALCOMM, Inc.	11,244	719,841
Red Hat, Inc. (a)	6,254	751,105
Seagate Technology PLC	10,012	418,902
Skyworks Solutions, Inc.	4,953	470,287
SS&C Technologies Holdings, Inc.	19,498	789,279
Synopsys, Inc. (a)	11,690	996,456
Teradyne, Inc.	15,792	661,211
Texas Instruments, Inc.	10,159	1,061,006
The Ultimate Software Group, Inc. (a)	2,784	607,552
Total System Services, Inc.	12,109	957,701

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Trimble Navigation Ltd. (a)	18,429	$748,955
Tyler Technologies, Inc. (a)	4,111	727,853
Vantiv, Inc. (a) (b)	11,301	831,189
VeriSign, Inc. (a) (b)	10,379	1,187,773
Visa, Inc., Class A	11,386	1,298,232
VMware, Inc., Class A (a) (b)	6,958	871,977
Xerox Corp.	15,034	438,241
Xilinx, Inc.	9,901	667,525
		70,755,419
Materials (4.6%):
Air Products & Chemicals, Inc.	6,727	1,103,766
Albemarle Corp.	5,000	639,450
AptarGroup, Inc.	12,190	1,051,753
Avery Dennison Corp.	9,582	1,100,588
Berry Global Group, Inc. (a)	14,730	864,209
Celanese Corp., Series A	7,846	840,150
Crown Holdings, Inc. (a)	19,218	1,081,012
Eastman Chemical Co.	10,195	944,465
Ecolab, Inc.	10,112	1,356,829
Freeport-McMoRan, Inc. (a)	22,342	423,604
Huntsman Corp.	19,385	645,327
International Flavors & Fragrances, Inc.	6,153	939,009
International Paper Co.	12,990	752,641
Lyondellbasell Industries NV, Class A	7,715	851,119
Martin Marietta Materials, Inc.	2,546	562,768
Nucor Corp.	9,233	587,034
Packaging Corp. of America	6,750	813,713
Praxair, Inc.	7,990	1,235,893
Reliance Steel & Aluminum Co.	8,062	691,640
Royal Gold, Inc.	5,893	483,933
Steel Dynamics, Inc.	11,954	515,576
The Sherwin-Williams Co.	2,459	1,008,288
Vulcan Materials Co.	4,788	614,635
Westlake Chemical Corp.	6,925	737,720
		19,845,122
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	18,178	787,289
Jones Lang LaSalle, Inc.	4,764	709,503
		1,496,792
Telecommunication Services (0.9%):
AT&T, Inc.	26,810	1,042,372
CenturyLink, Inc.	26,838	447,658
T-Mobile US, Inc. (a)	10,676	678,033
Verizon Communications, Inc.	17,885	946,653
Zayo Group Holdings, Inc. (a)	18,586	683,965
		3,798,681

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (6.9%):
Alliant Energy Corp.	28,088	$1,196,830
Ameren Corp.	21,489	1,267,636
American Water Works Co., Inc.	13,467	1,232,096
Aqua America, Inc.	31,656	1,241,865
Atmos Energy Corp.	13,860	1,190,435
Avangrid, Inc.	21,882	1,106,792
CenterPoint Energy, Inc.	38,341	1,087,351
CMS Energy Corp.	28,862	1,365,172
Consolidated Edison, Inc.	15,628	1,327,599
Dominion Resources, Inc.	13,860	1,123,492
DTE Energy Co.	12,322	1,348,765
Edison International	16,275	1,029,231
Eversource Energy	21,503	1,358,559
Exelon Corp.	26,503	1,044,483
MDU Resources Group, Inc.	29,078	781,617
NextEra Energy, Inc.	9,135	1,426,795
OGE Energy Corp.	33,347	1,097,450
PG&E Corp.	17,050	764,352
Pinnacle West Capital Corp.	14,984	1,276,337
PPL Corp.	37,350	1,155,983
SCANA Corp.	11,735	466,818
Sempra Energy	10,659	1,139,660
Vectren Corp.	14,395	935,963
WEC Energy Group, Inc.	19,164	1,273,065
Westar Energy, Inc.	19,911	1,051,301
Xcel Energy, Inc.	27,470	1,321,582
		29,611,229
Total Common Stocks (Cost $381,509,845)		433,155,804
Collateral for Securities Loaned (1.9%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	2,677,136	2,677,136
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	3,079,162	3,079,162
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	2,565,691	2,565,691
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	51,316	51,316
Total Collateral for Securities Loaned (Cost $8,373,305)		8,373,305
Total Investments (Cost $389,883,150) — 101.7%		441,529,109
Liabilities in excess of other assets — (1.7)%		(7,571,765)
NET ASSETS — 100.00%		$433,957,344

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	3/19/18	$529,039	$535,200	$6,161
	Total unrealized appreciation				$6,161
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$6,161

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (16.2%):
Adtalem Global Education, Inc. (a)	1,726	$72,578
American Axle & Manufacturing Holdings, Inc. (a)	3,104	52,861
American Eagle Outfitters, Inc.	3,024	56,851
American Outdoor Brands Corp. (a)	3,084	39,599
Asbury Automotive Group, Inc. (a)	976	62,464
Big Lots, Inc. (b)	1,308	73,444
BJ's Restaurants, Inc.	1,979	72,036
Bob Evans Farms, Inc.	660	52,021
Bojangles', Inc. (a)	3,442	40,616
Boyd Gaming Corp.	2,463	86,328
Brinker International, Inc. (b)	1,999	77,641
Buffalo Wild Wings, Inc. (a)	525	82,084
Capella Education Co.	779	60,295
Cavco Industries, Inc. (a)	397	60,582
Century Communities, Inc. (a)	2,747	85,432
Chico's FAS, Inc.	4,877	43,015
Cooper Tire & Rubber Co.	1,619	57,232
Cooper-Standard Holding (a)	617	75,584
Core-Mark Holding Co., Inc.	1,424	44,970
Dave & Buster's Entertainment, Inc. (a)	1,378	76,024
Del Taco Restaurants, Inc. (a)	4,339	52,589
Denny's Corp. (a)	5,702	75,494
Dick's Sporting Goods, Inc.	1,210	34,775
Dineequity, Inc. (b)	1,317	66,811
Dorman Products, Inc. (a)	845	51,663
DSW, Inc., Class A	1,989	42,584
Duluth Holdings, Inc. (a)	1,794	32,023
Entravision Communications Corp.	8,190	58,559
Ethan Allen Interiors, Inc.	1,451	41,499
Five Below, Inc. (a)	1,037	68,774
Fox Factory Holding Corp. (a)	1,438	55,866
GameStop Corp., Class A (b)	2,184	39,203
Gentherm, Inc. (a)	1,559	49,498
Group 1 Automotive, Inc.	748	53,086
Haverty Furniture Cos., Inc.	1,879	42,559
Helen of Troy Ltd. (a)	735	70,817
HSN, Inc.	1,008	40,673
Installed Building Products, Inc. (a)	925	70,254
International Speedway Corp., Class A	2,301	91,696
iRobot Corp. (a)	359	27,535
Jack in the Box, Inc.	815	79,960
KB Home	3,101	99,077
La-Z-Boy, Inc.	1,472	45,926
LCI Industries	513	66,690
Lgi Homes, Inc. (a)	945	70,903
Lithia Motors, Inc.	411	46,685
M/I Homes, Inc. (a)	2,815	96,836
Malibu Boats, Inc., Class A (a)	1,889	56,160

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Marcus Corp.	2,477	$67,746
MDC Holdings, Inc.	2,166	69,052
Meredith Corp.	1,113	73,514
Meritage Homes Corp. (a)	1,551	79,411
Monro Muffler Brake, Inc. (b)	1,013	57,690
Motorcar Parts of America, Inc. (a)	1,868	46,681
MSG Networks, Inc., Class A (a)	2,843	57,571
Nautilus, Inc. (a)	2,202	29,397
Nexstar Broadcasting Group, Inc., Class A	878	68,660
Nutrisystem, Inc.	696	36,610
Office Depot, Inc.	7,046	24,943
Ollie's Bargain Outlet Holdings, Inc. (a)	1,275	67,894
Papa John's International, Inc. (b)	886	49,713
Penn National Gaming, Inc. (a)	2,274	71,244
PetMed Express, Inc.	930	42,314
Planet Fitness, Inc., Class A (a)	2,572	89,068
Regal Entertainment Group, Class A	3,697	85,067
Ruth's Hospitality Group, Inc.	3,622	78,416
Sally Beauty Holdings, Inc. (a)	2,720	51,027
Shake Shack, Inc., Class A (a)	1,718	74,218
Sonic Corp.	2,803	77,026
Standard Motor Products, Inc.	1,674	75,179
Steven Madden Ltd. (a)	1,708	79,763
Strayer Education, Inc.	692	61,989
Sturm Ruger & Co. (b)	1,117	62,384
Taylor Morrison Home Corp., Class A (a)	3,247	79,454
The Buckle, Inc. (b)	2,354	55,908
The Cheesecake Factory, Inc. (b)	1,611	77,618
The Children's Place, Inc.	376	54,652
The Tile Shop Holdings, Inc.	2,006	19,258
TRI Pointe Group, Inc. (a)	5,562	99,671
Unifi, Inc. (a)	1,788	64,136
Universal Electronics, Inc. (a)	879	41,533
Urban Outfitters, Inc. (a)	1,652	57,919
Wingstop, Inc.	1,801	70,203
Winnebago Industries, Inc.	1,117	62,105
World Wrestling Entertainment, Inc.	3,086	94,369
		5,253,255
Consumer Staples (4.7%):
Amplify Snack Brands, Inc. (a)	4,200	50,442
B&G Foods, Inc. (b)	1,770	62,216
Calavo Growers, Inc. (b)	856	72,246
Darling Ingredients, Inc. (a)	3,155	57,200
Energizer Holdings, Inc.	1,443	69,235
Farmer Brothers Co. (a)	1,577	50,701
Fresh Del Monte Produce, Inc.	1,165	55,536
Inter Parfums, Inc.	1,811	78,688
J&J Snack Foods Corp.	760	115,390
John B. Sanfilippo & Son, Inc.	1,031	65,211
Medifast, Inc.	1,112	77,629

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Mgp Ingredients, Inc.	834	$64,118
Performance Food Group Co. (a)	2,444	80,895
PriceSmart, Inc.	795	68,450
SpartanNash Co.	2,139	57,069
Sprouts Farmers Markets, Inc. (a)	2,231	54,325
The Boston Beer Co., Inc. (a)	366	69,943
Tootsie Roll Industries, Inc.	2,345	85,358
United Natural Foods, Inc. (a)	1,513	74,546
USANA Health Sciences, Inc. (a)	848	62,794
WD-40 Co.	733	86,494
Weis Markets, Inc.	1,124	46,522
		1,505,008
Energy (0.6%):
Diamond Offshore Drilling, Inc. (a) (b)	2,760	51,308
Matador Resources Co. (a)	1,673	52,080
Rex American Resources Corp. (a)	607	50,254
World Fuel Services Corp.	1,443	40,606
		194,248
Financials (24.4%):
1st Source Corp.	1,536	75,955
Ameris Bancorp	1,392	67,094
AMERISAFE, Inc.	1,161	71,518
AmTrust Financial Services, Inc. (b)	2,040	20,543
Artisan Partners Asset Management, Class A	2,205	87,098
Banc of California, Inc. (b)	2,190	45,224
BancFirst Corp.	1,300	66,495
BancorpSouth Bank	2,312	72,712
Banner Corp.	1,271	70,058
Beneficial Bancorp, Inc.	4,682	77,019
Berkshire Hills Bancorp, Inc.	2,467	90,291
BofI Holding, Inc. (a)	1,830	54,717
Boston Private Financial Holdings, Inc.	4,067	62,835
Brookline BanCorp, Inc.	4,576	71,843
Capitol Federal Financial, Inc.	7,669	102,840
Cathay General Bancorp	1,888	79,617
Centerstate Banks, Inc.	3,075	79,120
Central Pacific Financial Corp.	2,003	59,749
City Holding Co.	1,094	73,812
Cohen & Steers, Inc.	2,490	117,751
Columbia Banking System, Inc.	1,865	81,016
Community Bank System, Inc.	1,327	71,326
Customers BanCorp, Inc. (a)	2,437	63,338
CVB Financial Corp.	3,211	75,651
Eagle Bancorp, Inc. (a)	1,167	67,569
Employers Holdings, Inc.	1,928	85,603
Enterprise Financial Services Corp.	1,714	77,387
Evercore Partners, Inc., Class A	1,037	93,330
FB Financial Corp. (a)	1,358	57,022
FBL Financial Group, Inc., Class A	864	60,178

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
FCB Financial Holdings, Inc. (a)	1,740	$88,392
Federated Investors, Inc., Class B	3,028	109,250
Financial Engines, Inc.	1,706	51,692
First Busey Corp.	2,628	78,682
First Commonwealth Financial Corp.	5,204	74,521
First Financial Bancorp	2,289	60,315
First Financial Bankshares, Inc.	1,579	71,134
First Interstate BancSystem, Inc., Class A	1,903	76,215
First Merchants Corp.	1,872	78,736
First Midwest Bancorp, Inc.	3,476	83,459
Flagstar BanCorp, Inc. (a)	1,961	73,381
Glacier Bancorp, Inc.	2,022	79,647
Great Western BanCorp, Inc.	1,713	68,177
Hanmi Financial Corp.	2,322	70,473
Heartland Financial USA, Inc.	1,507	80,851
Hilltop Holdings, Inc.	2,847	72,115
Hope Bancorp, Inc.	3,876	70,737
Horace Mann Educators Corp.	2,247	99,093
Houlihan Lokey, Inc.	1,916	87,044
Independent Bank Corp.	889	62,097
Independent Bank Group, Inc.	945	63,882
Infinity Property & Casualty Corp.	909	96,354
International Bancshares Corp.	1,676	66,537
Kearny Financial Corp.	5,524	79,822
Lakeland BanCorp, Inc.	3,370	64,873
Lakeland Financial Corp.	1,548	75,063
LegacyTexas Financial Group, Inc.	1,509	63,695
LendingTree, Inc. (a)	173	58,898
Live Oak Bancshares, Inc.	2,479	59,124
Mainsource Financial Group, Inc.	2,091	75,924
Meridian BanCorp, Inc.	4,248	87,509
Moelis & Co., Class A	1,499	72,702
National Bank Holdings Corp.	2,271	73,649
National Western Life Group, Inc., Class A	240	79,445
NBT Bancorp, Inc.	2,118	77,942
Nelnet, Inc., Class A	1,182	64,750
Northwest Bancshares, Inc.	5,820	97,368
Old National Bancorp	4,382	76,466
Pacific Premier Bancorp, Inc. (a)	1,572	62,880
Park National Corp.	743	77,272
Pennymac Financial Services, Inc. (a)	3,370	75,320
ProAssurance Corp.	1,650	94,298
Provident Financial Services, Inc.	3,378	91,105
Renasant Corp.	1,885	77,078
RLI Corp.	1,335	80,981
S&T Bancorp, Inc.	1,744	69,429
Safety Insurance Group, Inc.	1,477	118,750
Sandy Spring BanCorp	1,893	73,865
Seacoast Banking Corp. of Florida (a)	2,807	70,764
Selective Insurance Group, Inc.	1,612	94,624

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
ServisFirst Bancshares, Inc.	1,750	$72,625
Simmons First National Corp., Class A	1,304	74,458
South State Corp.	940	81,921
Southside Bancshares, Inc.	2,047	68,943
State Bank Financial Corp.	2,632	78,539
Stewart Information Services	2,131	90,141
TCF Financial Corp.	4,093	83,907
The Navigators Group, Inc.	1,656	80,647
Tompkins Financial Corp.	830	67,521
Towne Bank	2,291	70,448
Trico Bancshares	2,006	75,947
Trustmark Corp.	2,489	79,300
Union Bankshares Corp.	1,948	70,459
United Community Banks, Inc.	2,529	71,166
United Financial Bancorp, Inc.	3,854	67,985
United Fire Group, Inc.	1,718	78,306
Valley National Bancorp	6,426	72,100
Waddell & Reed Financial, Inc., Class A	3,111	69,500
Walker & Dunlop, Inc. (a)	924	43,890
Washington Federal, Inc.	2,452	83,981
Washington Trust BanCorp, Inc.	1,289	68,639
WesBanco, Inc.	1,785	72,560
Westamerica BanCorp (b)	1,403	83,549
WisdomTree Investments, Inc.	5,000	62,750
WSFS Financial Corp.	1,587	75,938
		7,880,311
Health Care (6.9%):
Abaxis, Inc.	1,170	57,938
Almost Family, Inc. (a)	992	54,907
Amedisys, Inc. (a)	895	47,175
AMN Healthcare Services, Inc. (a)	1,510	74,368
Anika Therapeutics, Inc. (a)	1,169	63,021
Atrion Corp.	99	62,429
Biotelemetry, Inc. (a)	1,028	30,737
Cambrex Corp. (a)	926	44,448
Corcept Therapeutics, Inc. (a) (b)	1,779	32,129
CorVel Corp. (a)	1,390	73,531
CryoLife, Inc. (a)	1,846	35,351
Eagle Pharmaceuticals, Inc. (a)	477	25,481
Emergent Biosolutions, Inc. (a)	1,501	69,752
Globus Medical, Inc. (a)	2,313	95,065
Halyard Health, Inc. (a)	1,572	72,595
HealthEquity, Inc. (a)	950	44,327
Heska Corp. (a)	400	32,084
HMS Holdings Corp. (a)	3,559	60,325
Innoviva, Inc. (a)	3,402	48,274
Inogen, Inc. (a)	630	75,020
Lantheus Holdings, Inc. (a)	1,433	29,305
Lemaitre Vascular, Inc.	849	27,032
LHC Group, Inc. (a)	867	53,104

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
LifePoint Health, Inc. (a)	1,317	$65,587
Magellan Health, Inc. (a)	775	74,826
Meridian Bioscience, Inc.	2,688	37,632
Merit Medical Systems, Inc. (a)	1,375	59,400
MiMedx Group, Inc. (a) (b)	2,380	30,012
National Healthcare Corp.	1,664	101,405
Neogen Corp. (a)	1,072	88,130
OraSure Technologies, Inc. (a)	1,690	31,873
Owens & Minor, Inc.	2,932	55,356
Phibro Animal Health Corp., Class A	1,653	55,376
Prestige Brands Holdings, Inc. (a)	1,671	74,209
Quality Systems, Inc. (a)	4,030	54,727
Repligen Corp. (a)	1,205	43,717
Select Medical Holdings Corp. (a)	2,522	44,513
Supernus Pharmaceuticals, Inc. (a)	798	31,800
The Ensign Group, Inc.	2,521	55,966
Tivity Health, Inc. (a)	1,343	49,087
US Physical Therapy, Inc.	1,022	73,788
		2,235,802
Industrials (24.7%):
AAON, Inc.	1,812	66,500
AAR Corp.	2,068	81,252
Acco Brands Corp. (a)	4,686	57,169
Actuant Corp., Class A	2,248	56,874
Aegion Corp. (a)	1,788	45,469
Alamo Group, Inc.	863	97,406
Albany International Corp., Class A	1,300	79,885
Allegiant Travel Co.	460	71,185
Altra Industrial Motion Corp.	1,250	63,000
American Railcar Industries, Inc.	1,452	60,461
American Woodmark Corp. (a)	672	87,528
Apogee Enterprises, Inc.	1,126	51,492
Applied Industrial Technologies, Inc.	1,258	85,670
Argan, Inc.	697	31,365
Armstrong World Industries, Inc. (a)	1,202	72,781
Astec Industries, Inc.	1,157	67,685
Astronics Corp. (a)	2,018	83,686
Atkore International Group, Inc. (a)	2,083	44,680
Axon Enterprise, Inc. (a)	2,709	71,789
AZZ, Inc.	1,088	55,597
BMC Stock Holdings, Inc. (a)	2,714	68,664
Brady Corp., Class A	2,268	85,957
Builders FirstSource, Inc. (a)	2,596	56,567
Comfort Systems USA, Inc.	1,535	67,003
Continental Building Products, Inc. (a)	2,215	62,352
CSW Industrials, Inc. (a)	1,751	80,458
Dycom Industries, Inc. (a)	472	52,595
Encore Wire Corp.	1,327	64,559
EnerSys	864	60,160
Ennis, Inc.	3,193	66,255

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
ESCO Technologies, Inc.	1,067	$64,287
Esterline Technologies Corp. (a)	600	44,820
Exponent, Inc.	1,045	74,300
Federal Signal Corp.	3,769	75,719
Forward Air Corp.	1,326	76,165
Franklin Electric Co., Inc.	1,435	65,867
GATX Corp.	1,140	70,862
Generac Holdings, Inc. (a)	1,425	70,566
Global Brass & Copper Holdings, Inc.	1,769	58,554
Gms, Inc. (a)	1,638	61,654
Gorman-Rupp Co.	1,662	51,871
Griffon Corp.	2,842	57,835
H&E Equipment Services, Inc.	1,464	59,512
Hawaiian Holdings, Inc.	1,051	41,882
Heartland Express, Inc.	3,487	81,388
Herman Miller, Inc.	1,969	78,858
Hillenbrand, Inc.	2,396	107,100
HNI Corp.	1,340	51,684
Hub Group, Inc., Class A (a)	1,082	51,828
Hyster-Yale Materials Handling, Inc., Class A	692	58,931
ICF International, Inc. (a)	1,036	54,390
Innerworkings, Inc. (a)	5,596	56,128
Insperity, Inc.	1,156	66,297
Interface, Inc.	3,553	89,358
John Bean Technologies Corp.	749	82,989
Kadant, Inc.	567	56,927
Kaman Corp., Class A	1,734	102,029
Kelly Services, Inc., Class A	3,156	86,064
Kimball International, Inc., Class B	4,072	76,024
KLX, Inc. (a)	1,234	84,221
Knoll, Inc.	2,993	68,959
Korn/Ferry International	2,174	89,959
Lindsay Corp.	905	79,821
Lydall, Inc. (a)	1,077	54,658
Marten Transport Ltd.	3,478	70,603
Masonite International Corp. (a)	691	51,238
Matson, Inc.	1,417	42,283
Matthews International Corp., Class A	1,287	67,954
McGrath RentCorp	1,444	67,839
Mercury Systems, Inc. (a)	1,197	61,466
Meritor, Inc. (a)	2,608	61,184
Mistras Group, Inc. (a)	2,414	56,657
Mobile Mini, Inc.	1,689	58,271
Moog, Inc., Class A (a)	872	75,733
MSA Safety, Inc.	825	63,954
Mueller Industries, Inc.	1,749	61,967
Mueller Water Products, Inc., Class A	4,998	62,625
Multi-Color Corp.	960	71,856
National Presto Industries, Inc.	712	70,808
Navigant Consulting, Inc. (a)	3,457	67,100

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
NCI Building Systems, Inc. (a)	3,827	$73,861
Nv5 Global, Inc. (a)	983	53,229
On Assignment, Inc. (a)	1,366	87,793
Park-Ohio Holdings Corp.	1,285	59,046
Patrick Industries, Inc. (a)	966	67,089
PGT, Inc. (a)	4,120	69,422
Primoris Services Corp.	2,099	57,072
Proto Labs, Inc. (a)	729	75,087
Quad/Graphics, Inc.	2,340	52,884
Raven Industries, Inc.	1,570	53,930
RBC Bearings, Inc. (a)	660	83,424
Rexnord Corp. (a)	2,778	72,284
RPX Corp.	4,159	55,897
Rush Enterprises, Inc., Class A (a)	1,445	73,420
Saia, Inc. (a)	943	66,717
Simpson Manufacturing Co., Inc.	2,133	122,456
SP Plus Corp. (a)	1,541	57,171
Spirit Airlines, Inc. (a)	1,350	60,548
Standex International Corp.	703	71,601
Steelcase, Inc., Class A	3,959	60,177
Sun Hydraulics Corp.	1,187	76,787
Sunrun, Inc. (a) (b)	5,055	29,825
Tetra Tech, Inc.	1,461	70,347
The Greenbrier Cos., Inc. (b)	1,050	55,965
Thermon Group Holdings, Inc. (a)	3,452	81,708
Trex Co., Inc. (a)	716	77,607
Trinet Group, Inc. (a)	1,418	62,874
TrueBlue, Inc. (a)	2,645	72,738
Tutor Perini Corp. (a)	1,642	41,625
UniFirst Corp.	638	105,205
Universal Forest Products, Inc.	1,881	70,763
US Ecology, Inc.	1,275	65,025
Vse Corp.	1,125	54,484
Wabash National Corp.	1,994	43,270
WageWorks, Inc. (a)	1,007	62,434
Watts Water Technologies, Inc., Class A	1,235	93,798
Welbilt, Inc. (a)	3,623	85,177
Werner Enterprises, Inc.	1,833	70,845
		7,952,674
Information Technology (12.0%):
Acacia Communications, Inc. (a)	603	21,847
ADTRAN, Inc.	3,135	60,662
Advanced Energy Industries, Inc. (a)	751	50,677
Alarm.com Holdings, Inc. (a)	1,364	51,491
Ambarella, Inc. (a)	1,094	64,273
Anixter International, Inc. (a)	806	61,256
Applied Optoelectronics, Inc. (a)	296	11,195
AVX Corp.	4,395	76,034
Axcelis Technologies, Inc. (a)	1,793	51,459
Badger Meter, Inc.	1,376	65,773

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Barracuda Networks, Inc. (a)	1,836	$50,490
Benchmark Electronics, Inc. (a)	2,269	66,028
Brooks Automation, Inc.	1,527	36,419
Cabot Microelectronics Corp.	988	92,952
Cass Information Systems, Inc.	1,244	72,413
CEVA, Inc. (a)	1,219	56,257
Cohu, Inc.	2,099	46,073
Control4 Corp. (a)	1,408	41,902
Convergys Corp.	3,034	71,299
CSG Systems International, Inc.	1,260	55,213
CTS Corp.	2,589	66,667
Diodes, Inc. (a)	1,978	56,709
Ebix, Inc.	1,109	87,889
Electronics For Imaging, Inc. (a)	495	14,617
Ellie Mae, Inc. (a)	538	48,097
ePlus, Inc. (a)	874	65,725
ExlService Holdings, Inc. (a)	1,638	98,852
Finisar Corp. (a)	1,359	27,656
Forrester Research, Inc.	1,523	67,317
Ichor Holdings Ltd. (a)	1,215	29,889
II-VI, Inc. (a)	935	43,898
Insight Enterprises, Inc. (a)	998	38,213
InterDigital, Inc.	783	59,625
IXYS Corp. (a)	1,382	33,099
Kimball Electronics, Inc. (a)	3,135	57,214
Manhattan Associates, Inc. (a)	1,286	63,708
ManTech International Corp., Class A	1,441	72,324
MaxLinear, Inc., Class A (a)	2,144	56,644
Mesa Laboratories, Inc.	408	50,714
Methode Electronics, Inc.	1,480	59,348
MicroStrategy, Inc., Class A (a)	308	40,440
MoneyGram International, Inc. (a)	2,870	37,827
MTS Systems Corp.	1,121	60,198
Nanometrics, Inc. (a)	1,734	43,211
NETGEAR, Inc. (a)	1,109	65,153
NIC, Inc.	3,628	60,225
Novanta, Inc. (a)	1,451	72,550
Oclaro, Inc. (a)	3,265	22,006
OSI Systems, Inc. (a)	816	52,534
PC Connection, Inc.	2,714	71,134
PDF Solutions, Inc. (a)	2,483	38,983
Perficient, Inc. (a)	3,797	72,409
Photronics, Inc. (a)	5,113	43,588
Plantronics, Inc.	1,255	63,227
Plexus Corp. (a)	1,557	94,540
Power Integrations, Inc.	672	49,426
Qualys, Inc. (a)	1,037	61,546
Rogers Corp. (a)	432	69,949
Rudolph Technologies, Inc. (a)	2,204	52,676
Sanmina Corp. (a)	1,431	47,223

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
ScanSource, Inc. (a)	1,842	$65,944
Semtech Corp. (a)	1,514	51,779
Shutterstock, Inc. (a)	1,168	50,259
SPS Commerce, Inc. (a)	781	37,949
Super Micro Computer, Inc. (a)	2,170	45,408
Sykes Enterprises, Inc. (a)	1,736	54,597
Synaptics, Inc. (a)	978	39,061
The Trade Desk, Inc., Class A (a)	501	22,911
Ultra Clean Holdings, Inc. (a)	1,336	30,848
Viavi Solutions, Inc. (a)	5,025	43,919
Virtusa Corp. (a)	1,097	48,356
Web.com Group, Inc. (a)	1,724	37,583
		3,849,377
Materials (5.2%):
American Vanguard Corp.	2,125	41,756
Balchem Corp.	1,017	81,970
Boise Cascade Co.	1,619	64,598
Chase Corp.	646	77,843
Clearwater Paper Corp. (a)	1,031	46,807
Deltic Timber Corp.	613	56,120
Domtar Corp.	1,652	81,807
Futurefuel Corp.	3,900	54,951
Greif, Inc., Class A	901	54,583
H.B. Fuller Co.	1,524	82,099
Innophos Holdings, Inc.	1,063	49,674
Innospec, Inc.	1,156	81,614
Kaiser Aluminum Corp.	629	67,209
KapStone Paper and Packaging Corp.	2,081	47,218
KMG Chemicals, Inc.	900	59,472
Koppers Holdings, Inc. (a)	1,346	68,511
Kronos Worldwide, Inc.	1,800	46,386
Materion Corp.	1,532	74,455
Minerals Technologies, Inc.	1,095	75,391
Neenah Paper, Inc.	1,071	97,087
Quaker Chemical Corp.	517	77,958
Rayonier Advanced Materials, Inc.	2,358	48,221
Schweitzer-Mauduit International, Inc.	1,926	87,363
Stepan Co.	752	59,385
Tredegar Corp.	2,531	48,595
Trinseo SA	767	55,684
		1,686,757
Real Estate (1.1%):
HFF, Inc., Class A	1,500	72,960
Marcus & Millichap, Inc. (a)	2,677	87,296
Re/Max Holdings, Inc.	1,035	50,198
St. Joe Co. (a)	3,897	70,341
The Rmr Group, Inc.	1,005	59,597
		340,392

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Telecommunication Services (0.5%):
Atn International, Inc.	786	$43,434
Cogent Communications Holdings, Inc.	1,478	66,954
Iridium Communications, Inc. (a)	4,465	52,687
		163,075
Utilities (3.4%):
8point3 Energy Partners, LP	4,520	68,749
American States Water Co.	1,592	92,193
California Water Service Group	1,991	90,292
Chesapeake Utilities Corp.	1,194	93,789
Connecticut WTR Service, Inc.	1,281	73,542
MGE Energy, Inc.	1,185	74,774
Middlesex Water Co.	1,549	61,821
NorthWestern Corp.	2,188	130,624
Ormat Technologies, Inc.	1,459	93,318
Otter Tail Corp.	2,096	93,167
SJW Corp.	1,004	64,085
Spark Energy, Inc.	2,081	25,804
Unitil Corp.	2,036	92,882
Vivint Solar, Inc. (a)	6,248	25,304
		1,080,344
Total Common Stocks (Cost $29,048,895)		32,141,243
Collateral for Securities Loaned (3.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	320,417	320,417
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	368,535	368,535
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	307,079	307,079
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	6,142	6,142
Total Collateral for Securities Loaned (Cost $1,002,173)		1,002,173
Total Investments (Cost $30,051,068) — 102.8%		33,143,416
Liabilities in excess of other assets — (2.8)%		(897,894)
NET ASSETS — 100.00%		$32,245,522

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

LP — Limited Partnership

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	1	3/19/18	$75,567	$76,825	$1,258
	Total unrealized appreciation				$1,258
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,258

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Australia (4.6%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	1,733	$32,041
Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	2,288	28,487
Wesfarmers Ltd.	1,223	42,379
Woolworths Ltd.	2,017	42,955
		113,821
Energy (0.2%):
Woodside Petroleum Ltd.	1,574	40,618
Financials (1.8%):
Asx Ltd.	1,067	45,663
Australia & New Zealand Banking Group Ltd.	1,511	33,877
Commonwealth Bank of Australia	666	41,740
Insurance Australia Group Ltd.	6,308	35,627
Macquarie Group Ltd.	568	44,146
National Australia Bank Ltd.	1,542	35,570
QBE Insurance Group Ltd.	2,991	24,919
Suncorp Group Ltd.	3,338	36,091
Westpac Banking Corp.	1,422	34,777
		332,410
Health Care (0.4%):
CSL Ltd.	254	27,998
Ramsay Health Care Ltd.	608	33,258
		61,256
Industrials (0.4%):
Brambles Ltd.	2,786	21,885
Cimic Group Ltd.	865	34,718
Qantas Airways Ltd.	5,623	22,108
		78,711
Materials (0.7%):
Amcor Ltd.	3,219	38,722
BHP Billiton Ltd. (a)	1,180	27,219
Fortescue Metals Group Ltd.	3,111	11,843
Newcrest Mining Ltd.	1,242	22,110
South32 Ltd.	7,465	20,324
		120,218
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	8,413	23,824
Utilities (0.2%):
AGL Energy Ltd.	1,606	30,519
		833,418
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Austria (0.5%):
Financials (0.3%):
Erste Group Bank AG	699	$30,278
Raiffeisen Bank International AG (b)	547	19,818
		50,096
Materials (0.2%):
Voestalpine AG	630	37,673
		87,769
Belgium (1.3%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	325	36,312
Colruyt SA	669	34,801
		71,113
Financials (0.2%):
KBC Groep NV	393	33,527
Health Care (0.1%):
UCB SA	295	23,422
Materials (0.4%):
Solvay SA	262	36,430
Umicore SA	782	37,015
		73,445
Telecommunication Services (0.2%):
Proximus SADP	1,115	36,585
		238,092
Bermuda (0.3%):
Industrials (0.1%):
Jardine Matheson Holdings Ltd.	500	30,375
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	4,500	31,680
		62,055
Canada (10.1%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd. (a)	302	39,384
Dollarama, Inc.	356	44,486
Magna International, Inc.	582	32,990
Restaurant Brands International, Inc.	527	32,400
Shaw Communications, Inc., Class B	2,057	46,957
		196,217
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	663	34,601
George Weston Ltd.	666	57,846

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Loblaw Cos. Ltd.	979	$53,141
Saputo, Inc.	1,092	39,255
		184,843
Energy (0.5%):
Pembina Pipeline Corp.	1,217	44,069
Suncor Energy, Inc.	1,075	39,474
		83,543
Financials (3.6%):
Bank of Montreal	678	54,265
Canadian Imperial Bank of Commerce	620	60,451
Great-West Lifeco, Inc.	1,560	43,568
Intact Financial Corp.	795	66,412
Manulife Financial Corp.	1,735	36,197
National Bank of Canada	1,046	52,200
Power Corp. of Canada	1,745	44,944
Power Financial Corp.	1,673	45,978
Royal Bank of Canada	781	63,789
Sun Life Financial, Inc.	1,010	41,692
The Bank of Nova Scotia	821	52,991
The Toronto-Dominion Bank	853	49,987
Thomson Reuters Corp.	903	39,366
		651,840
Industrials (0.8%):
Canadian National Railway Co.	522	43,050
Canadian Pacific Railway Ltd.	259	47,328
Waste Connections, Inc.	715	50,724
		141,102
Information Technology (0.7%):
CGI Group, Inc. (b)	890	48,366
Constellation Software, Inc.	56	33,954
Open Text Corp.	1,093	38,883
		121,203
Materials (0.8%):
Aginco Eagle Mines Ltd.	364	16,810
Barrick Gold Corp.	1,056	15,275
CCL Industries, Inc.	701	32,395
Goldcorp, Inc.	1,497	19,094
Potash Corp. of Saskatchewan, Inc.	1,767	36,246
Teck Resources Ltd., Class B	586	15,326
Wheaton Precious Metals Corp.	923	20,409
		155,555
Telecommunication Services (0.7%):
BCE, Inc.	1,431	68,749
TELUS Corp.	1,732	65,625
		134,374

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
Canadian Utilities Ltd., Class A	1,715	$51,049
Fortis, Inc.	1,695	62,187
Hydro One Ltd. (c)	2,788	49,690
		162,926
		1,831,603
China (0.2%):
Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	6,000	16,051
Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	17,500	18,502
		34,553
Denmark (2.1%):
Consumer Discretionary (0.1%):
Pandora A/S	152	16,551
Consumer Staples (0.3%):
Carlsberg A/S, Class B (a)	400	48,037
Financials (0.2%):
Danske Bank A/S	1,114	43,386
Health Care (0.5%):
Coloplast A/S	409	32,537
Genmab A/S (b)	90	14,929
H. Lundbeck A/S	364	18,483
Novo Nordisk A/S, Class B	544	29,333
		95,282
Industrials (0.4%):
DSV A/S	553	43,555
Vestas Wind Systems A/S	293	20,253
		63,808
Materials (0.4%):
Christian Hansen Holding A/S	368	34,525
Novozymes A/S, B Shares	616	35,201
		69,726
Utilities (0.2%):
Dong Energy A/S (c)	715	39,038
		375,828
Finland (1.1%):
Energy (0.2%):
Neste Oyj	603	38,594
Financials (0.3%):
Sampo Oyj, Class A	873	47,968

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Kone Oyj, Class B	635	$34,114
Wartsila Oyj ABP, Class B	468	29,533
		63,647
Materials (0.3%):
Stora ENSO Oyj, R Shares	2,002	31,752
UPM-Kymmene Oyj	864	26,857
		58,609
		208,818
France (9.6%):
Consumer Discretionary (2.5%):
Accor SA	771	39,774
Christian Dior SE	106	38,729
Cie Generale des Etablissements Michelin	270	38,724
Hermes International	88	47,112
Kering	83	39,133
LVMH Moet Hennessy Louis Vuitton SA	144	42,395
Psa Peugeot Citroen	1,266	25,752
Renault SA	324	32,616
Seb SA	193	35,762
Sodexo SA	342	45,974
Valeo SA	402	30,031
Vivendi Universal SA	1,230	33,084
		449,086
Consumer Staples (0.9%):
Carrefour SA	1,275	27,594
Danone SA	519	43,554
L'Oreal SA	210	46,596
Pernod Ricard SA	362	57,305
		175,049
Energy (0.3%):
Total SA	890	49,164
Financials (1.1%):
Amundi SA (c)	350	29,666
AXA SA	1,197	35,521
BNP Paribas SA	348	25,989
CNP Assurances	1,526	35,251
Credit Agricole SA	1,436	23,774
Natixis SA	3,187	25,219
Societe Generale SA	411	21,227
		196,647
Health Care (0.7%):
BioMerieux	366	32,796
Essilor International SA	230	31,718

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Ipsen SA	194	$23,174
Sanofi	404	34,824
		122,512
Industrials (2.4%):
Aeroports de Paris	214	40,693
Bollore SA	6,827	37,086
Bureau Veritas SA	1,457	39,836
Compagnie de Saint-Gobain	628	34,642
Dassault Aviation SA	24	37,370
Eiffage SA	346	37,915
Legrand SA	622	47,900
Safran SA	387	39,887
Schneider Electric SA	389	33,069
Thales SA	427	46,043
Vinci SA	368	37,593
		432,034
Information Technology (0.6%):
Atos SE	236	34,358
Cap Gemini SA	324	38,439
Dassault Systemes SA	384	40,812
		113,609
Materials (0.4%):
Air Liquide SA	373	47,009
Arkema SA	288	35,087
		82,096
Telecommunication Services (0.2%):
Iliad SA	140	33,550
Utilities (0.5%):
Electricite de France SA	1,791	22,389
Suez Environnement Co.	1,786	31,422
Veolia Environnement SA	1,417	36,167
		89,978
		1,743,725
Germany (7.0%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	421	43,856
Continental AG	156	42,119
Daimler AG, Registered Shares	572	48,585
Zalando SE (b) (c)	489	25,880
		160,440
Consumer Staples (0.3%):
Beiersdorf AG	458	53,792

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (1.2%):
Allianz SE	235	$53,990
Deutsche Boerse AG	331	38,439
Hannover Rueck SE	346	43,544
Muenchener Rueckversicherungs-Gesellschaft AG	226	49,007
Talanx AG	801	32,740
		217,720
Health Care (0.8%):
Bayer AG	271	33,813
Fresenius Medical Care AG & Co. KGaA	385	40,544
Fresenius SE & Co. KGaA	454	35,441
Merck KGaA	326	35,102
		144,900
Industrials (1.4%):
Brenntag AG	611	38,681
Deutsche Post AG	962	45,876
Fraport AG	325	35,817
Hochtief AG	200	35,415
Kion Group AG	295	25,475
Mg Technologies AG	598	28,704
Siemens AG	275	38,320
		248,288
Information Technology (0.8%):
Infineon Technologies AG	1,212	33,203
SAP SE	441	49,441
United Internet AG, Registered Shares	463	31,850
Wirecard AG	309	34,502
		148,996
Materials (1.1%):
BASF SE	422	46,446
Covestro AG (c)	311	32,098
Evonik Industries AG	1,109	41,737
Linde AG (b)	185	43,202
Symrise AG	514	44,164
		207,647
Real Estate (0.5%):
Deutsche Wohnen AG	931	40,723
Vonovia SE	1,046	51,940
		92,663
		1,274,446
Hong Kong (6.7%):
Consumer Discretionary (0.4%):
Chow Tai Fook Jewellery Group Ltd.	20,000	20,992
Galaxy Entertainment Group Ltd.	3,000	24,076
Techtronic Industries Co. Ltd.	4,500	29,347
		74,415

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.3%):
Dairy Farm International Holdings Ltd.	4,400	$34,584
WH Group Ltd. (c)	25,500	28,788
		63,372
Financials (1.2%):
AIA Group Ltd.	4,600	39,243
BOC Hong Kong Holdings Ltd.	6,500	32,947
China Taiping Insurance Holdings Co. Ltd.	7,200	27,003
Hang Seng Bank	2,000	49,663
Hong Kong Exchanges and Clearing Ltd.	1,200	36,833
The Bank of East Asia Ltd.	8,400	36,395
		222,084
Industrials (0.9%):
China Merchants Holdings International	10,000	26,175
CITIC Ltd.	24,000	34,652
CK Hutchison Holdings Ltd.	3,500	43,948
Jardine Strategic Holdings Ltd.	700	27,706
MTR Corp. Ltd.	5,500	32,243
		164,724
Real Estate (2.3%):
China Overseas Land & Investment Ltd., Class H	8,000	25,753
China Resources Land Ltd.	6,000	17,664
CK Asset Holdings Ltd.	5,000	43,711
Hang Lung Properties Ltd.	13,000	31,782
Henderson Land Development Co. Ltd.	7,480	49,308
New World Development Co. Ltd.	24,000	36,065
Sino Land Co. Ltd.	20,000	35,430
Sun Hung KAI Properties Ltd.	3,000	50,073
Swire Pacific Ltd., Class A	5,000	46,303
Swire Properties Ltd.	9,600	30,965
The Wharf Holdings Ltd.	7,000	24,192
Wheelock & Co. Ltd.	3,000	21,427
		412,673
Telecommunication Services (0.2%):
China Mobile Ltd.	4,000	40,576
Utilities (1.4%):
China Gas Holdings Ltd.	8,000	22,118
China Resources Power Holdings Co. Ltd.	14,000	26,091
CK Infrastructure Holdings Ltd.	4,500	38,678
CLP Holdings Ltd.	5,500	56,284
Guangdong Investment Ltd.	18,000	24,100
Hong Kong & China Gas Co. Ltd.	30,540	59,887
Power Assets Holdings Ltd.	3,000	25,324
		252,482
		1,230,326

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Ireland (1.4%):
Consumer Discretionary (0.1%):
WPP PLC	1,466	$26,538
Consumer Staples (0.2%):
Kerry Group PLC	384	43,102
Financials (0.1%):
Bank of Ireland Group PLC (b)	2,307	19,789
Industrials (0.5%):
Experian PLC	2,273	50,197
Pentair PLC	554	39,124
		89,321
Information Technology (0.3%):
Accenture PLC, Class A	348	53,275
Materials (0.2%):
CRH PLC	848	30,415
		262,440
Israel (0.4%):
Financials (0.2%):
Bank Hapoalim BM	5,051	37,198
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	287	29,739
		66,937
Italy (2.1%):
Consumer Discretionary (0.4%):
Ferrari NV	248	26,000
Luxottica Group SpA	529	32,462
Prada SpA	5,900	21,372
		79,834
Consumer Staples (0.2%):
Davide Campari - Milano SpA	4,671	36,117
Energy (0.2%):
Snam SpA	7,110	34,802
Financials (0.5%):
Assicurazioni Generali SpA	1,619	29,523
Intesa Sanpaolo SpA	8,062	26,791
Mediobanca SpA	2,447	27,772
		84,086
Health Care (0.2%):
Recordati SpA	739	32,857
Industrials (0.3%):
Atlantia SpA	1,051	33,186
Finmeccanica SpA	1,285	15,293
		48,479

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Telecommunication Services (0.1%):
Telecom Italia SpA (b)	29,910	$25,854
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	6,166	35,833
		377,862
Japan (20.8%):
Consumer Discretionary (3.9%):
Aisin Seiki Co. Ltd.	600	33,712
Bridgestone Corp.	800	37,195
Denso Corp.	700	42,021
Dentsu, Inc. (a)	700	29,669
Fuji Heavy Industries Ltd.	800	25,443
Honda Motor Co. Ltd.	1,200	41,136
Isuzu Motors Ltd.	2,000	33,499
Koito Manufacturing Co. Ltd.	500	35,150
Nissan Motor Co. Ltd.	4,000	39,890
Nitori Holdings Co. Ltd.	100	14,260
Oriental Land Co. Ltd.	600	54,696
Panasonic Corp.	2,200	32,211
Sekisui House Ltd.	2,500	45,169
Shimano, Inc.	200	28,138
Sony Corp.	800	36,094
Sumitomo Electric Industries Ltd.	2,000	33,819
Suzuki Motor Corp.	600	34,798
Toyota Industries Corp. (a)	600	38,558
Toyota Motor Corp.	700	44,817
Yamaha Motor Co. Ltd.	1,000	32,798
		713,073
Consumer Staples (1.8%):
Ajinomoto Co., Inc.	1,700	32,005
Asahi Group Holdings Ltd.	800	39,695
Japan Tobacco, Inc.	1,200	38,676
Kao Corp.	600	40,577
Kirin Holdings Co. Ltd.	1,500	37,820
MEIJI Holdings Co. Ltd.	600	51,074
Suntory Beverage & Food Ltd.	800	35,576
Uni-Charm Corp.	1,500	39,004
Yakult Honsha Co. Ltd.	300	22,634
		337,061
Energy (0.2%):
Jxtg Holdings, Inc.	5,700	36,782
Financials (2.4%):
Japan Post Bank Co. Ltd.	3,200	41,669
Japan Post Insurance Co. Ltd.	1,700	40,033
Mitsubishi UFJ Financial Group, Inc.	4,800	35,210
Mizuho Financial Group, Inc.	21,700	39,409
Ms&ad Insurance Group Holdings, Inc.	1,000	33,854

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	5,100	$30,108
ORIX Corp.	2,500	42,262
Resona Holdings, Inc.	5,400	32,263
Sompo Japan Nipponkoa Holdings, Inc.	700	27,115
Sumitomo Mitsui Financial Group, Inc.	1,000	43,210
The Dai-ichi Life Insurance Co. Ltd.	1,500	30,943
Tokio Marine Holdings, Inc.	800	36,506
		432,582
Health Care (2.1%):
Astellas Pharma, Inc.	2,800	35,715
Chugai Pharmaceutical Co. Ltd.	700	35,851
Eisai Co. Ltd.	800	45,560
Hoya Corp.	600	29,974
Kyowa Hakko Kirin Co. Ltd.	1,600	30,946
Olympus Optical Co. Ltd.	800	30,676
ONO Pharmaceutical Co. Ltd.	1,500	34,964
Shionogi & Co. Ltd.	700	37,883
Sysmex Corp.	300	23,620
Tanabe Seiyaku Co. Ltd.	1,500	31,049
Terumo Corp.	900	42,659
		378,897
Industrials (4.5%):
Ana Holdings, Inc.	1,000	41,772
Central Japan Railway Co.	300	53,737
Daikin Industries Ltd.	300	35,510
East Japan Railway Co.	500	48,797
FANUC Corp.	100	24,019
ITOCHU Corp.	2,600	48,534
Japan Airlines Co. Ltd.	1,000	39,127
Komatsu Ltd.	1,000	36,197
Kubota Corp.	1,600	31,379
Makita Corp.	900	37,826
Marubeni Corp.	5,600	40,566
Mitsubishi Corp.	1,500	41,448
Mitsubishi Electric Corp.	1,800	29,901
Mitsui & Co. Ltd.	2,600	42,279
Nidec Corp.	300	42,100
Recruit Holdings Co. Ltd.	1,100	27,339
Secom Co. Ltd.	600	45,306
SMC Corp.	100	41,168
Sumitomo Corp.	2,600	44,195
Taisei Corp.	600	29,878
Toyota Tsusho Corp.	900	36,229
		817,307
Information Technology (2.6%):
Canon, Inc.	1,100	41,008
FUJIFILM Holdings Corp.	800	32,700
Fujitsu Ltd.	3,000	21,375

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Hitachi Ltd.	4,000	$31,170
Keyence Corp.	100	56,027
Kyocera Corp.	600	39,267
Murata Manufacturing Co. Ltd.	200	26,842
Nexon Co. Ltd. (b)	900	26,203
Nomura Research Institute Ltd.	826	38,419
NTT Data Corp.	3,200	38,033
Omron Corp.	600	35,789
Renesas Electronics Corp. (b)	1,400	16,316
Seiko Epson Corp.	1,100	25,962
Tokyo Electron Ltd.	100	18,108
Yahoo Japan Corp. (a)	4,900	22,486
		469,705
Materials (1.5%):
Asahi Kasei Corp.	2,000	25,803
JFE Holdings, Inc.	1,000	24,019
Mitsubishi Chem Holdings	2,800	30,731
Nippon Paint Co. Ltd.	700	22,151
Nippon Steel & Sumitomo Metal	1,000	25,661
Nitto Denko Corp.	400	35,541
Shin-Etsu Chemical Co. Ltd.	300	30,490
Sumitomo Chemical Co. Ltd.	5,000	35,949
Toray Industries, Inc.	4,100	38,667
		269,012
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	200	40,786
Daiwa House Industry Co. Ltd.	1,000	38,408
Mitsubishi Estate Co. Ltd.	1,800	31,315
Mitsui Fudosan Co. Ltd.	1,500	33,619
Sumitomo Realty & Development	1,000	32,869
		176,997
Telecommunication Services (0.8%):
KDDI Corp.	1,600	39,830
Nippon Telegraph & Telephone Corp.	900	42,348
NTT DOCOMO, Inc.	2,000	47,239
SoftBank Group Corp.	300	23,753
		153,170
		3,784,586
Netherlands (3.0%):
Consumer Staples (0.5%):
Heineken NV	525	54,752
Koninklijke Ahold Delhaize NV	1,469	32,313
		87,065

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Aegon NV	4,095	$26,112
ING Groep NV	1,889	34,730
NN Group NV	768	33,280
		94,122
Industrials (1.2%):
AerCap Holdings NV (b)	706	37,143
Koninklijke Philips NV	930	35,190
Randstad Holding NV	553	33,994
RELX NV	2,665	61,274
Wolters Kluwer NV	1,024	53,415
		221,016
Information Technology (0.2%):
ASML Holding NV	217	37,788
Materials (0.4%):
AkzoNobel NV	313	27,420
Koninklijke DSM NV	504	48,172
		75,592
Telecommunication Services (0.2%):
Koninklijke KPN NV	9,291	32,414
		547,997
Norway (0.9%):
Consumer Staples (0.4%):
Marine Harvest ASA	1,345	22,777
Orkla ASA, Class A	4,146	43,971
		66,748
Financials (0.4%):
DNB ASA	1,668	30,910
Gjensidige Forsikring ASA	2,072	39,103
		70,013
Materials (0.1%):
Norsk Hydro ASA	2,910	22,105
		158,866
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	1,678	32,602
Energy (0.2%):
Galp Energia SGPS SA	2,386	43,868
Utilities (0.2%):
EDP — Energias de Portugal SA	7,912	27,384
		103,854

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Singapore (2.2%):
Consumer Discretionary (0.3%):
Genting Singapore PLC	29,900	$29,294
Jardine Cycle & Carriage Ltd.	1,000	30,417
		59,711
Consumer Staples (0.2%):
Wilmar International Ltd.	11,700	27,038
Financials (0.8%):
DBS Group Holdings Ltd.	2,500	46,463
Oversea-Chinese Banking Corp. Ltd.	5,900	54,671
United Overseas Bank Ltd.	2,600	51,432
		152,566
Industrials (0.3%):
Keppel Corp. Ltd.	8,100	44,525
Real Estate (0.3%):
CapitaLand Ltd.	13,700	36,169
Global Logistic Properties Ltd.	8,400	21,171
		57,340
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	22,300	59,540
		400,720
Spain (3.9%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,189	41,431
Energy (0.2%):
Repsol SA	2,251	39,819
Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA	3,219	27,465
Banco de Sabadell SA	12,158	24,154
Banco Santander SA	4,318	28,383
Bankia SA	5,339	25,538
Bankinter SA	4,321	40,974
CaixaBank SA	4,990	23,282
Mapfre SA	9,302	29,885
		199,681
Health Care (0.2%):
Grifols SA	1,160	33,991
Industrials (1.0%):
Abertis Infraestructuras SA	2,292	51,007
ACS, Actividades de Construccion y Servicios SA	792	30,995
Aena SA (c)	209	42,375
Ferrovial SA	1,664	37,780
Gamesa Corp. Tecnologica SA	1,124	15,413
		177,570

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.2%):
Amadeus IT Holding SA	590	$42,547
Telecommunication Services (0.2%):
Telefonica SA	3,355	32,703
Utilities (0.8%):
Endesa SA	1,515	32,452
Gas Natural SDG SA	1,562	36,073
Iberdrola SA	5,036	39,030
Red Electrica Corp. SA	1,729	38,810
		146,365
		714,107
Sweden (3.2%):
Consumer Discretionary (0.3%):
Electrolux AB	984	31,716
Hennes & Mauritz AB, B Shares	1,108	22,876
		54,592
Financials (1.5%):
Industrivarden AB, A Shares	1,780	45,933
Investor AB, B Shares	997	45,485
Lundbergs AB, B Shares	634	47,395
Nordea Bank AB	2,569	31,110
Skandinaviska Enskilda Banken AB, Class A	3,157	37,075
Svenska Handelsbanken AB	2,586	35,384
Swedbank AB, A Shares	1,451	35,019
		277,401
Industrials (1.1%):
Assa Abloy	1,743	36,220
Atlas Copco AB, Class A	800	34,556
Sandvik AB	1,773	31,071
Skanska AB, Class B	1,514	31,388
SKF AB, B Shares	1,563	34,729
Volvo AB, Class B	1,590	29,609
		197,573
Information Technology (0.2%):
Hexagon AB, B Shares	594	29,765
Materials (0.1%):
Boliden AB	640	21,901
		581,232
Switzerland (7.3%):
Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	351	31,814
Garmin Ltd.	601	35,802
The Swatch Group AG, B shares	77	31,410
		99,026

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.4%):
Coca-Cola HBC AG	980	$32,014
Nestle SA, Registered Shares	554	47,655
		79,669
Financials (1.8%):
Chubb Ltd.	433	63,274
Julius Baer Group Ltd.	577	35,300
Partners Group Holding AG (a)	82	56,227
Swiss Life Holding AG	118	41,788
Swiss Re AG	514	48,145
UBS Group AG, Registered Shares	1,866	34,362
Zurich Insurance Group AG	158	48,104
		327,200
Health Care (1.0%):
Lonza Group AG, Registered Shares	119	32,162
Novartis AG	488	41,276
Roche Holding AG	155	39,219
Sonova Holding AG, Registered Shares	247	38,589
Straumann Holding AG	43	30,390
		181,636
Industrials (1.8%):
ABB Ltd.	1,700	45,580
Adecco SA, Registered Shares	493	37,726
Geberit AG	96	42,284
Kuehne + Nagel International AG	258	45,684
Schindler Holding AG	217	49,962
SGS SA	23	59,991
Wolseley PLC	637	45,832
		327,059
Information Technology (0.4%):
Stmicroelectronics NV	1,107	24,171
TE Connectivity Ltd.	482	45,809
		69,980
Materials (1.0%):
EMS-Chemie Holding AG	58	38,728
Givaudan SA, Registered Shares	20	46,233
Glencore PLC	4,224	22,237
LafargeHolcim Ltd.	535	30,177
Sika AG	6	47,670
		185,045
Telecommunication Services (0.3%):
Swisscom AG	106	56,417
		1,326,032

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
United Kingdom (9.9%):
Consumer Discretionary (2.2%):
Aptiv PLC (b)	282	$23,922
Burberry Group PLC	1,201	29,052
Compass Group PLC	1,951	42,138
InterContinental Hotels Group PLC	776	49,432
ITV PLC	13,748	30,714
Kingfisher PLC	7,239	33,000
Persimmon PLC	843	31,157
Sky PLC (b)	6,837	93,400
Taylor Wimpey PLC	11,377	31,699
Whitbread PLC	637	34,395
		398,909
Consumer Staples (1.3%):
Associated British Foods PLC	723	27,523
British American Tobacco PLC	506	34,275
Coca-Cola European Partners PLC	953	37,977
Diageo PLC	1,194	43,921
Imperial Tobacco Group PLC	835	35,686
Reckitt Benckiser Group PLC	416	38,854
Unilever PLC	460	25,617
		243,853
Energy (0.5%):
BP PLC	6,133	43,274
Royal Dutch Shell PLC, Class A	1,498	50,149
		93,423
Financials (2.7%):
3I Group PLC	2,825	34,836
Aon PLC	418	56,012
Aviva PLC	6,325	43,245
Hargreaves Lansdown PLC	1,604	39,017
Legal & General Group PLC	12,757	47,064
Lloyds Banking Group PLC	43,285	39,767
London Stock Exchange Group PLC	803	41,115
Old Mutual PLC	10,594	33,135
Prudential PLC	1,577	40,564
RSA Insurance Group PLC	4,866	41,546
Schroders PLC	1,075	51,022
Standard Life PLC	5,457	32,162
		499,485
Health Care (0.4%):
AstraZeneca PLC	358	24,748
Smith & Nephew PLC	2,644	45,970
		70,718

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Industrials (1.5%):
Ashtead Group PLC	1,200	$32,268
BAE Systems PLC	4,938	38,195
Bunzl PLC	1,515	42,374
CNH Industrial NV	2,528	33,875
International Consolidated Airlines Group SA	3,297	28,973
Intertek Group PLC	513	35,941
RELX PLC	2,606	61,175
		272,801
Information Technology (0.3%):
The Sage Group PLC	3,890	41,904
Worldpay Group PLC (c)	3,226	18,551
		60,455
Materials (0.3%):
Anglo American PLC	968	20,247
Rio Tinto PLC	455	24,212
		44,459
Telecommunication Services (0.1%):
BT Group PLC	4,964	18,206
Utilities (0.6%):
Centrica PLC	13,519	25,056
National Grid PLC	3,064	36,195
SSE PLC	2,301	41,000
		102,251
		1,804,560
United States (0.6%):
Consumer Discretionary (0.2%):
Autoliv, Inc.	248	31,516
Fiat Chrysler Automobiles NV	995	17,751
		49,267
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	141	18,986
Medtronic PLC	618	49,903
		68,889
		118,156
Total Common Stocks (Cost $16,044,679)		18,167,982
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 01/02/18 @ $0.00 (b)	2,000	910
Total Rights (Cost $—)		910

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.3%)
United States (1.3%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (e)	74,392	$74,392
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (e)	85,564	85,564
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (e)	71,295	71,295
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (e)	1,426	1,426
Total Collateral for Securities Loaned (Cost $232,677)		232,677
Total Investments (Cost $16,277,356) — 101.1%		18,401,569
Liabilities in excess of other assets — (1.1)%		(196,511)
NET ASSETS — 100.00%		$18,205,058

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $266,086 and amounted to 1.5% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Brazil (3.3%):
Consumer Discretionary (0.2%):
Lojas Renner SA	3,820	$40,880
Magazine Luiza SA	600	14,514
		55,394
Consumer Staples (0.7%):
Ambev SA	10,600	68,018
JBS SA	6,500	19,228
M Dias Branco SA	2,100	32,992
Natura Cosmeticos SA	3,500	34,891
Raia Drogasil SA	2,000	55,363
		210,492
Energy (0.2%):
Ultrapar Participacoes SA	2,200	49,754
Financials (0.4%):
Banco do Brasil SA	2,700	25,906
BB Seguridade Participacoes SA	4,500	38,659
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	6,258	42,987
		107,552
Health Care (0.2%):
Fleury SA	4,000	35,714
Qualicorp SA	2,900	27,109
		62,823
Industrials (0.4%):
CCR SA	6,300	30,680
Localiza Rent a Car SA	5,760	38,316
WEG SA	6,900	50,164
		119,160
Information Technology (0.2%):
Cielo SA	6,292	44,624
Real Estate (0.1%):
Multiplan Empreendimentos Imobiliarios SA	1,800	38,483
Telecommunication Services (0.2%):
TIM Participacoes SA	15,300	60,438
Utilities (0.7%):
Cia de Saneamento Basico do Estado de Sao Paulo	3,500	36,232
EDP - Energias do Brasil SA	9,900	41,793
Engie Brasil Energia SA	5,700	61,034
Equatorial Energia SA - ORD	2,600	51,470
		190,529
		939,249

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Chile (3.6%):
Consumer Discretionary (0.3%):
SACI Falabella	7,929	$79,094
Consumer Staples (0.5%):
Cencosud SA	26,241	77,530
Cia Cervecerias Unidas SA	5,425	81,404
		158,934
Energy (0.3%):
Empresas COPEC SA	4,925	77,810
Financials (1.3%):
Banco de Chile	619,523	99,333
Banco de Credito e Inversiones	1,055	73,393
Banco Santander Chile	924,117	72,418
Sociedad Matriz del Banco de Chile SA, Class B	222,399	112,113
		357,257
Utilities (1.2%):
AES Gener SA	130,336	43,173
Aguas Andinas SA	68,181	45,170
Colbun SA	249,293	57,342
Empresa Nacional de Electricid SA	64,144	58,086
Enersis Chile	513,389	60,785
Enersis SA	302,064	67,309
		331,865
		1,004,960
China (14.5%):
Consumer Discretionary (1.4%):
ANTA Sports Products Ltd.	8,000	36,300
BAIC Motor Corp. Ltd., Class H (a)	39,500	51,469
Byd Co. Ltd. (b)	9,000	78,450
Dongfeng Motor Group Co. Ltd.	36,000	43,591
Great Wall Motor Co. Ltd., Class H	22,000	25,203
Guangzhou Automobile Group Co.	16,000	37,929
Minth Group Ltd.	6,000	36,211
Shenzhou International Group Holdings Ltd.	7,000	66,662
Zhongsheng Group Holdings Ltd.	13,500	30,827
		406,642
Consumer Staples (0.5%):
Dali Foods Group Co. Ltd. (a)	98,500	89,516
Want Want China Holdings Ltd.	63,000	52,818
		142,334
Energy (0.9%):
China Coal Energy Co. Ltd. (b)	76,000	34,339
China Petroleum & Chemical Corp., Class H	82,000	60,141
China Shenhua Energy Co. Ltd.	13,500	34,992

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
PetroChina Co. Ltd.	108,000	$75,340
Yanzhou Coal Mining Co. Ltd.	34,000	39,777
		244,589
Financials (3.6%):
Bank of China Ltd.	125,000	61,439
Bank of Communications Co. Ltd., Class H	97,000	72,012
Central China Securities Co. Ltd., Class H (b)	102,000	42,954
China Cinda Asset Management Co.	116,000	42,465
China CITIC Bank Corp. Ltd.	120,000	75,263
China Construction Bank Corp.	68,000	62,668
China Galaxy Securities Co. Ltd.	60,500	44,605
China Huarong Asset Management Co. Ltd., Class H (a)	106,000	50,065
China International Capital Corp. Ltd., Class H (a)	30,400	63,270
China Life Insurance Co. Ltd.	17,000	53,420
China Reinsurance Group Corp.	315,000	71,769
Chongqing Rural Commercial Bank Co. Ltd.	72,000	50,872
CSC Financial Co. Ltd., Class H (a)	71,500	63,331
People's Insurance Co. Group of China Ltd.	141,000	69,484
PICC Property & Casualty Co. Ltd., Class H	32,000	61,521
Ping An Insurance Group Co. of China Ltd.	7,500	78,095
Postal Savings Bank of China Co. Ltd., Class H (a)	118,000	61,321
		1,024,554
Health Care (1.1%):
3SBio, Inc. (a) (c)	20,500	40,252
China Medical System Holdings Ltd.	21,000	48,975
China Resources Pharmaceutical Group Ltd. (a)	52,500	68,005
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	16,000	47,206
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	48,000	34,959
Sihuan Pharmaceutical Holdings Group Ltd.	85,000	30,572
Sinopharm Group Co. Ltd.	11,600	50,186
		320,155
Industrials (2.5%):
AviChina Industry & Technology Co. Ltd.	89,000	47,390
Beijing Capital International Airport Co. Ltd.	18,000	27,141
China Communications Construction Co. Ltd.	41,000	46,602
China Conch Venture Holdings Ltd.	40,000	92,671
China Railway Construction Corp. Ltd.	47,500	55,084
China Railway Group Ltd.	76,000	56,227
China Shipping Container Lines Co. Ltd. (c)	178,000	36,454
Fosun International Ltd.	31,000	68,725
Haitian International Holdings Ltd.	12,000	36,095
Jiangsu Expressway Co. Ltd.	36,000	54,834
Sinopec Engineering Group Co. Ltd., Class H	46,500	44,044
Weichai Power Co. Ltd.	28,000	30,679
Zhejiang Expressway Co. Ltd., Class H	36,000	39,582
Zhuzhou CSR Times Electric Co. Ltd.	10,200	66,389
		701,917
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Information Technology (1.3%):
AAC Technologies Holdings, Inc.	1,500	$26,764
BYD Electronic (International) Co. Ltd.	8,500	18,518
China Railway Signal & Communication Corp. Ltd. (a)	71,000	55,618
Kingsoft Corp. Ltd.	15,000	49,919
Legend Holdings Corp. (a)	19,000	87,308
Sunny Optical Technology Group Co. Ltd.	2,000	25,574
Tencent Holdings Ltd.	1,200	62,361
TravelSky Technology Ltd.	13,000	39,020
		365,082
Materials (0.7%):
Aluminum Corp. of China Ltd. (c)	36,000	25,758
Anhui Conch Cement Co. Ltd.	12,000	56,447
BBMG Corp.	43,000	19,539
China Molybdenum Co. Ltd.	39,000	25,060
China National Building Material Co. Ltd. (b)	44,000	39,367
Zijin Mining Group Co. Ltd.	106,000	40,025
		206,196
Real Estate (1.6%):
China Evergrande Group (c)	5,000	17,248
China Vanke Co. Ltd.	13,700	54,712
Cifi Holdings Group Co. Ltd.	50,000	30,144
Country Garden Holdings Co. Ltd.	20,000	38,143
Guangzhou R&f Properties, Class H	12,800	28,868
Logan Property Holdings Co. Ltd.	34,000	35,164
Longfor Properties Co. Ltd.	14,000	35,087
Red Star Macalline Group Corp. Ltd., Class H (a)	49,200	79,726
Sino-Ocean Land Holdings Ltd.	46,500	32,081
Soho China Ltd.	65,500	38,314
Sunac China Holdings Ltd.	6,000	24,844
Zall Group Ltd. (c)	45,000	49,190
		463,521
Telecommunication Services (0.2%):
China Communications Services Corp. Ltd.	60,000	40,243
Utilities (0.7%):
CGN Power Co. Ltd., Class D (a)	226,000	61,327
China Longyuan Power Group Corp. Ltd.	74,000	52,664
ENN Energy Holdings Ltd.	5,000	35,679
Huaneng Renewables Corp. Ltd.	144,000	48,844
		198,514
		4,113,747
Colombia (1.3%):
Energy (0.3%):
Ecopetrol SA	127,380	94,410

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Bancolombia SA	5,119	$51,468
Grupo de INV Suramericana	6,282	84,904
		136,372
Materials (0.3%):
Grupo Argos SA	10,799	75,620
Utilities (0.2%):
Interconexion Electrica SA ESP	15,526	73,939
		380,341
Czech Republic (0.3%):
Financials (0.3%):
Komercni Banka AS	1,700	73,111
Egypt (0.2%):
Financials (0.2%):
Commercial International Bank	11,616	50,755
Greece (0.5%):
Consumer Discretionary (0.2%):
OPAP SA	5,180	65,252
Telecommunication Services (0.3%):
Hellenic Telecommunications Organization SA	4,838	66,748
		132,000
Hong Kong (0.9%):
Consumer Discretionary (0.1%):
Geely Automobile Holdings Ltd.	9,000	31,219
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	5,000	55,519
Energy (0.3%):
CNOOC Ltd.	61,000	87,605
Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	24,000	48,476
Real Estate (0.1%):
Agile Group Holdings Ltd.	22,000	33,397
		256,216
Hungary (0.6%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	5,329	61,903
Financials (0.2%):
OTP Bank Public Co. Ltd.	1,389	57,559
Health Care (0.2%):
Richter Gedeon Nyrt	2,404	63,006
		182,468

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
India (11.8%):
Consumer Discretionary (1.9%):
Bajaj Auto Ltd.	1,544	$80,650
Bosch Ltd.	156	49,292
Future Retail Ltd. (c)	2,618	21,530
Motherson Sumi Systems Ltd.	9,658	57,393
Mrf Ltd.	45	51,020
Page Industries Ltd.	160	64,034
Praxis Home Retail Ltd. (c)	134	—	(d)
Rajesh Exports Ltd.	5,784	72,866
Sun TV Network Ltd.	2,148	33,326
Tata Motors Ltd. (c)	6,659	45,059
ZEE Entertainment Enterprises Ltd.	6,226	56,758
		531,928
Consumer Staples (1.8%):
Britannia Industries Ltd.	946	69,805
Colgate-Palmolive (India) Ltd.	3,779	65,135
Dabur India Ltd.	13,108	71,825
Emami Ltd.	2,529	52,712
Godrej Consumer Products Ltd.	2,904	45,478
Marico Ltd.	11,547	58,350
Nestle India Ltd.	608	74,984
United Breweries Ltd.	4,608	77,907
		516,196
Energy (0.4%):
Coal India Ltd.	12,941	53,319
Reliance Industries Ltd.	3,609	52,085
		105,404
Financials (1.1%):
Bajaj Finserv Ltd.	465	38,109
Housing Development Finance Corp. Ltd.	2,115	56,683
ICICI Bank Ltd.	10,317	50,761
Indiabulls Housing Finance Ltd.	2,109	39,543
Kotak Mahindra Bank Ltd.	4,276	67,684
L&t Finance Holdings Ltd.	12,061	32,883
Yes Bank Ltd.	7,979	39,401
		325,064
Health Care (1.0%):
Aurobindo Pharma Ltd.	2,982	32,145
Biocon Ltd.	6,050	50,935
Cadila Healthcare Ltd.	3,881	26,362
Dr. Reddy's Laboratories Ltd.	1,240	46,907
Lupin Ltd.	3,097	42,951
Piramal Enterprises Ltd.	898	40,344
Torrent Pharmaceuticals Ltd.	2,312	51,390
		291,034

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Industrials (1.2%):
ABB India Ltd.	1,843	$40,513
Adani Ports And Special Economic Zone	6,682	42,472
Container Corp. of India Ltd.	2,125	45,928
Cummins India Ltd.	2,978	42,085
Eicher Motors Ltd.	96	45,639
Havells India Ltd.	5,506	48,525
Larsen & Toubro Ltd.	3,586	70,700
		335,862
Information Technology (1.6%):
HCL Technologies Ltd.	4,789	66,822
Infosys Ltd.	3,400	55,515
Oracle Financial Services	995	63,892
Tata Consultancy Services Ltd.	1,406	59,509
Tech Mahindra Ltd.	6,483	51,203
Vakrangee Ltd.	13,944	91,820
Wipro Ltd.	13,569	66,814
		455,575
Materials (2.3%):
ACC Ltd.	1,889	52,047
Ambuja Cements Ltd.	12,530	53,413
Asian Paints Ltd.	3,476	63,098
Berger Paints India Ltd.	11,497	49,315
Castrol India Ltd.	19,642	59,462
Godrej Industries Ltd.	4,202	39,930
Grasim Industries Ltd.	2,299	41,994
Hindustan Zinc Ltd.	7,712	37,321
Jsw Steel Ltd.	9,322	39,409
Pidilite Industries Ltd.	4,428	62,597
Ultra Tech Cement Ltd.	888	60,117
UPL Ltd.	3,947	47,170
Vedanta Ltd.	6,920	35,771
		641,644
Real Estate (0.1%):
DLF Ltd.	8,589	34,904
Telecommunication Services (0.4%):
Bharti Airtel Ltd.	7,659	63,563
Bharti Infratel Ltd.	6,066	36,000
		99,563
		3,337,174
Indonesia (3.5%):
Consumer Discretionary (0.2%):
PT Astra International TBK	87,600	53,600
Consumer Staples (1.0%):
PT Gudang Garam TBK	8,100	50,039
PT Hanjaya Mandala Sampoerna TBK	181,700	63,357

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
PT Indofood CBP Sukses Makmur TBK	84,100	$55,178
PT Indofood Sukses Makmur TBK	97,400	54,749
PT Unilever Indonesia TBK	16,400	67,583
		290,906
Energy (0.2%):
PT Adaro Energy TBK	248,700	34,101
PT United Tractors TBK	15,300	39,928
		74,029
Financials (1.0%):
Bank Negara Indonesia Persero TBK PT	99,600	72,690
PT Bank Central Asia TBK	43,100	69,583
PT Bank Mandiri Persero TBK	113,500	66,937
PT Bank Rakyat Indonesia Persero TBK	264,600	71,002
		280,212
Health Care (0.2%):
PT Kalbe Farma TBK	405,200	50,482
Industrials (0.2%):
PT Jasa Marga Persero TBK	99,800	47,086
Materials (0.5%):
Chandra Asri Petrochemical TBK PT	146,200	64,666
PT Indocement Tunggal Prakarsa TBK	27,100	43,852
PT Semen Indonesia Persero TBK	59,600	43,497
		152,015
Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	156,500	51,224
		999,554
Korea, Republic Of (8.4%):
Consumer Discretionary (1.4%):
Coway Co. Ltd.	511	46,641
Hankook Tire Co. Ltd.	795	40,552
Hanon Systems	2,991	38,841
Hanssem Co. Ltd.	294	49,439
Hyundai Mobis Co. Ltd.	200	49,140
Hyundai Motor Co.	334	48,677
Kangwon Land, Inc.	1,598	51,953
Kia Motors Corp.	1,997	62,500
		387,743
Consumer Staples (0.8%):
AMOREPACIFIC Group	258	33,986
BGF Retail Co. Ltd.	1,259	17,937
E-MART, Inc.	212	53,673
KT&G Corp.	531	57,297
LG Household & Health Care Ltd.	49	54,429
		217,322

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Energy (0.5%):
GS Holdings Corp.	831	$48,289
SK Innovation Co. Ltd.	296	56,551
S-Oil Corp.	427	46,673
		151,513
Financials (1.5%):
Dongbu Insurance Co. Ltd.	822	54,677
Hana Financial Group, Inc.	1,064	49,502
Industrial Bank of Korea	4,632	71,185
KB Financial Group, Inc.	1,151	68,174
Samsung Fire & Marine Insurance Co. Ltd.	258	64,355
Shinhan Financial Group Co. Ltd.	1,397	64,473
Woori Bank	3,691	54,310
		426,676
Health Care (0.3%):
Celltrion, Inc. (c)	466	96,285
Industrials (1.1%):
Hanwha Corp.	1,176	45,594
Hyundai Engineering & Construction Co. Ltd.	1,232	41,780
Hyundai Glovis Co. Ltd.	333	42,310
LG Corp.	637	54,155
S-1 Corp.	659	65,875
Samsung C&T Corp.	398	46,850
		296,564
Information Technology (1.1%):
Kakao Corp.	341	43,644
LG Display Co. Ltd.	1,280	35,755
NAVER Corp.	61	49,580
NCSoft Corp.	73	30,519
Samsung Electronics Co. Ltd.	26	61,891
Samsung SDS Co. Ltd.	252	47,085
SK Hynix, Inc.	555	39,665
		308,139
Materials (0.9%):
Hanwha Chemical Corp.	1,336	39,441
Hyundai Steel Co.	888	48,614
Korea Zinc Co. Ltd.	96	44,215
LG Chem Ltd.	132	49,944
Lotte Chemical Corp.	111	38,162
POSCO	137	42,557
		262,933
Telecommunication Services (0.6%):
KT Corp.	2,475	69,945
LG Uplus Corp.	2,885	37,733
SK Telecom Co. Ltd.	237	59,117
		166,795

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Korea Electric Power Corp.	1,380	$49,184
		2,363,154
Malaysia (8.3%):
Consumer Discretionary (0.4%):
Genting BHD	27,700	63,017
Genting Malaysia BHD	29,800	41,487
		104,504
Consumer Staples (1.6%):
British American Tobacco Malaysia BHD	4,900	48,467
IOI Corp. BHD	71,300	80,045
Kuala Lumpur Kepong BHD	23,800	147,132
PPB Group BHD	27,700	118,088
Sime Darby Plantation BHD (c)	45,900	68,101
		461,833
Energy (0.3%):
Petronas Dagangan BHD	15,100	90,585
Financials (2.0%):
CIMB Group Holdings BHD	41,300	66,791
Hong Leong Bank BHD	23,900	100,470
Malayan Banking BHD	41,300	100,084
Public Bank BHD	42,900	220,440
RHB Capital Berhad	55,697	68,864
		556,649
Industrials (1.1%):
Gamuda BHD	74,800	91,743
MISC Berhad	44,300	81,282
Sime Darby BHD	163,500	89,351
Westports Holdings BHD	61,000	55,811
		318,187
Materials (0.5%):
Petronas Chemicals Group BHD	47,200	89,872
Press Metal Aluminium Holdings BHD	44,700	59,578
		149,450
Real Estate (0.1%):
Sime Darby Property BHD (c)	45,900	20,203
Telecommunication Services (1.1%):
DiGi.Com BHD	90,300	113,880
Maxis BHD	60,000	89,169
Telekom Malaysia BHD	73,800	114,970
		318,019

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (1.2%):
Petronas Gas BHD	14,900	$64,404
Tenaga Nasional BHD	47,200	178,109
YTL Corp. BHD	300,894	101,935
		344,448
		2,363,878
Mexico (3.2%):
Consumer Discretionary (0.2%):
Alsea SAB de CV (b)	13,842	45,303
Consumer Staples (1.3%):
Arca Continental SAB de CV	7,283	50,440
Coca-Cola Femsa SAB de CV	8,112	56,598
Gruma SAB de CV, Class B	3,706	47,007
Grupo Bimbo Sab	21,783	48,278
Grupo Lala SAB de CV	24,061	33,830
Kimberly-Clark de Mexico SAB de CV, Series A	28,372	49,965
Wal-Mart de Mexico SAB de CV	26,653	65,376
		351,494
Financials (0.5%):
Grupo Elektra SAB de CV	492	17,612
Grupo Financiero Banorte SAB de CV	8,494	46,634
Grupo Financiero Inbursa SAB de CV	26,410	43,245
Grupo Financiero Santander Mexico, Class B	25,306	37,009
		144,500
Industrials (0.6%):
Grupo Aeroportuario del Pacifico SAB de CV	4,696	48,253
Grupo Aeroportuario del Sureste SAB de CV	2,438	44,480
Grupo Carso SAB de CV	11,928	39,312
Promotora y Operadora de Infraestructura SAB de CV	4,833	47,761
		179,806
Materials (0.4%):
Grupo Mexico SAB de CV, Series B	13,806	45,600
Industrias Penoles SAB de CV	1,370	28,635
Mexichem SA de CV	19,940	49,367
		123,602
Utilities (0.2%):
Infraestructura Energetica, Class N	12,033	58,884
		903,589
Philippines (3.8%):
Consumer Discretionary (0.2%):
Jollibee Foods Corp.	10,460	53,023
Consumer Staples (0.2%):
Universal Robina Corp.	14,330	43,355

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Semirara Mining and Power Corp.	72,020	$53,102
Financials (1.0%):
Ayala Corp.	3,310	67,314
Bank of the Philippine Islands	38,830	84,102
BDO Unibank, Inc.	27,210	89,410
Metropolitan Bank & Trust Co.	28,010	56,906
		297,732
Industrials (0.8%):
Aboitiz Equity Ventures, Inc.	43,930	65,134
DMCI Holdings, Inc.	185,300	53,463
International Container Terminal Services, Inc.	25,100	53,056
SM Investments Corp.	2,837	56,274
		227,927
Real Estate (0.5%):
Ayala Land, Inc.	56,300	50,310
Megaworld Corp.	370,600	38,315
SM Prime Holdings, Inc.	83,300	62,588
		151,213
Telecommunication Services (0.3%):
Globe Telecom, Inc.	1,100	41,875
Pldt, Inc.	1,090	32,322
		74,197
Utilities (0.6%):
Aboitiz Power Corp.	85,300	71,012
Manila Electric Co.	13,700	90,199
		161,211
		1,061,760
Poland (1.5%):
Consumer Discretionary (0.2%):
Cyfrowy Polsat SA	6,655	47,545
Energy (0.4%):
Grupa Lotos SA	2,026	33,595
Polski Koncern Naftowy Orlen SA	1,163	35,428
Polskie Gornictwo Naftowe i Gazownictwo SA	22,013	39,791
		108,814
Financials (0.8%):
Bank Pekao SA	1,461	54,372
Bank Zachodni WBK SA	394	44,867
mBank SA (c)	290	38,753
Powszechna Kasa Oszczednosci Bank Polski SA (c)	3,979	50,668
Powszechny Zaklad Ubezpieczen na Zycie SA	3,696	44,781
		233,441

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Pge SA (c)	10,201	$35,326
		425,126
Qatar (1.4%):
Financials (0.6%):
Masraf Al Rayan QSC	4,320	44,031
Qatar Insurance Co. SAQ	2,623	38,696
Qatar Islamic Bank SAQ	1,904	51,262
Qatar National Bank SAQ	1,401	48,877
		182,866
Industrials (0.2%):
Industries Qatar QSC	2,100	56,539
Real Estate (0.3%):
Barwa Real Estate Co.	4,440	39,521
Ezdan Holding Group QSC	10,084	34,047
		73,568
Telecommunication Services (0.2%):
Ooredoo QSC	1,817	45,425
Utilities (0.1%):
Qatar Electricity & Water Co. QSC	843	41,918
		400,316
Russian Federation (2.0%):
Consumer Staples (0.1%):
Magnit PJSC	252	27,730
Energy (0.1%):
Tatneft PAO	5,350	44,461
Materials (1.1%):
ALROSA AO	29,000	37,781
Magnitogorsk Iron & Steel Works OJSC	53,800	39,088
MMC Norilsk Nickel PJSC	297	55,931
Novolipetsk Steel OJSC	19,510	49,853
PhosAgro PJSC	1,268	54,998
Severstal Pjsc	2,740	42,202
United Co. Rusal PLC	39,000	27,356
		307,209
Telecommunication Services (0.4%):
Mobile TeleSystems PJSC	8,890	42,587
Rostelecom PJSC	56,920	63,129
		105,716

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (0.3%):
Federal Grid Co. Unified Energy System PJSC	8,540,000	$24,020
Rosseti PJSC	1,470,000	20,932
RusHydro PJSC	2,462,000	31,147
		76,099
		561,215
South Africa (6.4%):
Consumer Discretionary (0.8%):
Imperial Holdings Ltd.	2,578	54,812
Mr. Price Group Ltd.	2,950	58,589
Naspers Ltd.	208	58,219
Woolworths Holdings Ltd.	9,790	51,859
		223,479
Consumer Staples (0.6%):
Bid Corp. Ltd.	1,920	46,872
Shoprite Holdings Ltd.	2,628	47,146
Tiger Brands Ltd.	2,191	81,745
		175,763
Energy (0.2%):
Exxaro Resources Ltd.	2,878	37,932
Financials (2.9%):
Barclays Africa Group Ltd.	4,291	63,338
Capitec Bank Holdings Ltd.	824	73,379
Discovery Ltd.	5,509	83,108
FirstRand Ltd.	12,454	67,929
Investec Ltd.	8,514	61,956
Nedbank Group Ltd.	3,207	66,614
Psg Group Ltd.	2,431	53,236
Rand Merchant Investment Holdings Ltd.	18,860	70,212
Remgro Ltd.	4,114	78,747
RMB Holdings Ltd.	11,812	75,848
Sanlam Ltd.	9,674	68,263
Standard Bank Group Ltd.	3,798	60,272
		822,902
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd.	2,454	55,232
Life Healthcare Group Holdings Ltd.	24,908	56,061
		111,293
Industrials (0.2%):
The Bidvest Group Ltd.	3,667	64,864
Materials (0.9%):
Gold Fields	6,046	26,529
Kumba Iron Ore Ltd.	1,248	38,376
Mondi Ltd.	2,368	61,319

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Sappi Ltd.	7,549	$54,799
Sasol Ltd.	1,856	64,456
		245,479
Telecommunication Services (0.4%):
MTN Group Ltd.	4,501	49,867
Vodacom Group Ltd.	5,996	70,847
		120,714
		1,802,426
Taiwan (12.6%):
Consumer Discretionary (1.0%):
Cheng Shin Rubber Industry Co. Ltd.	36,000	63,530
Eclat Textile Co. Ltd.	3,000	30,000
Feng TAY Enterprise Co. Ltd.	8,000	36,437
Hotai Motor Co. Ltd.	5,000	59,496
Nien Made Enterprise Co. Ltd.	3,000	32,067
Pou Chen Corp.	50,000	64,790
		286,320
Consumer Staples (0.5%):
President Chain Store Corp.	7,000	66,824
Uni-President Enterprises Corp.	31,000	68,773
		135,597
Energy (0.2%):
Formosa Petrochemical Corp.	12,000	46,588
Financials (4.0%):
Cathay Financial Holding Co. Ltd.	47,000	84,521
Chang Hwa Commercial Bank Ltd.	196,380	109,247
China Development Financial Holding Corp.	275,000	93,824
CTBC Financial Holding Co. Ltd.	150,800	103,913
E.Sun Financial Holding Co. Ltd.	213,546	135,664
First Financial Holding Co. Ltd.	157,753	103,666
Fubon Financial Holding Co. Ltd.	52,000	88,618
Hua Nan Financial Holdings Co. Ltd.	235,958	132,850
Mega Financial Holding Co. Ltd.	103,000	83,266
Taiwan Cooperative Financial Holding Co. Ltd.	233,711	130,407
Yuanta Financial Holding Co. Ltd.	176,000	81,640
		1,147,616
Industrials (0.5%):
Far Eastern New Century Corp.	88,000	79,274
Taiwan High Speed Rail Corp.	67,000	52,924
		132,198
Information Technology (3.8%):
Advanced Semiconductor Engineering, Inc.	52,000	66,682
Advantech Co. Ltd.	6,000	42,454
Asustek Computer, Inc.	6,000	56,370
AU Optronics Corp.	115,000	47,933
Catcher Technology Co. Ltd.	3,000	33,076

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Compal Electronics, Inc.	104,000	$74,460
Delta Electronics, Inc.	13,000	62,706
Foxconn Technology Co. Ltd.	18,100	51,836
General Interface Solution Holding Ltd.	2,000	13,378
Hon Hai Precision Industry Co. Ltd.	14,000	44,800
Innolux Corp.	70,000	29,176
Lite-On Technology Corp.	34,000	46,400
MediaTek, Inc.	5,000	49,412
Nanya Technology Corp.	23,000	58,911
Pegatron Corp.	18,000	43,563
Quanta Computer, Inc.	22,000	45,775
Siliconware Precision Industries Co. Ltd.	84,000	142,023
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	77,143
United Microelectronics Corp.	82,000	39,139
Vanguard International	28,000	62,118
		1,087,355
Materials (1.6%):
Asia Cement Corp.	71,000	67,301
China Steel Corp.	96,000	79,865
Formosa Chemicals & Fibre	21,000	72,706
Formosa Plastics Corp.	23,000	76,306
Nan Ya Plastics Corp.	30,000	78,555
Taiwan Cement Corp.	59,000	72,287
		447,020
Telecommunication Services (1.0%):
Chunghwa Telecom Co. Ltd.	30,000	106,891
Far EasTone Telecommunications Co. Ltd.	40,000	98,823
Taiwan Mobile Co. Ltd.	24,000	86,723
		292,437
		3,575,131
Thailand (7.2%):
Consumer Discretionary (0.6%):
Home Product Center Public Co. Ltd.	222,600	87,455
Minor International Public Co. Ltd.	49,700	66,739
		154,194
Consumer Staples (0.5%):
Charoen Pokphand Foods Public Co. Ltd.	65,700	48,398
CP ALL Public Co. Ltd.	42,500	100,445
		148,843
Energy (0.9%):
Energy Absolute Public Co. Ltd.	27,600	44,475
IRPC Public Co. Ltd.	273,600	59,205
PTT PCL	6,100	82,382
Thai Oil PCL	20,800	66,077
		252,139

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (1.2%):
Bangkok Bank Public Co. Ltd.	16,300	$101,062
Kasikornbank Public Co. Ltd.	11,700	83,315
Krung Thai Bank Public Co. ltd.	117,800	69,422
The Siam Commercial Bank Public Co. Ltd.	18,300	84,254
		338,053
Health Care (0.4%):
Bangkok Dusit Medical Services Public Co. Ltd.	101,800	65,304
Bumrungrad Hospital Public Co. Ltd.	9,500	55,111
		120,415
Industrials (1.1%):
Airports of Thailand PCL	35,300	73,677
Bangkok Expressway & Metro PCL	279,100	65,963
Berli Jucker PCL	35,800	72,523
BTS Group Holdings Public Co. Ltd.	354,600	90,337
		302,500
Information Technology (0.1%):
Delta Electronics Thailand Public Co. Ltd.	15,300	34,399
Materials (0.8%):
Indorama Ventures Public Co. Ltd.	41,700	68,156
PTT Global Chemical Public Co. Ltd.	26,100	68,094
The Siam Cement Public Co. Ltd.	5,400	80,221
		216,471
Real Estate (0.5%):
Central Pattana Public Co. Ltd.	28,600	74,836
Land & Houses Public Co. Ltd.	207,900	67,003
		141,839
Telecommunication Services (0.6%):
Advanced Info Service Public Co. Ltd.	12,700	74,454
Intouch Holdings Public Co. Ltd.	43,100	74,413
Total Access Communication Public Co. Ltd. (c)	19,300	29,027
		177,894
Utilities (0.5%):
Electricity Generating Public Co. Ltd.	9,200	60,994
Glow Energy Public Co. Ltd.	32,900	82,048
		143,042
		2,029,789
Turkey (2.8%):
Consumer Discretionary (0.5%):
Arcelik AS	6,979	39,638
Ford Otomotiv Sanayi AS	3,867	61,490
Tofas Turk Otomobil Fabrikasi AS	6,011	52,384
		153,512

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	2,393	$49,325
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	1,455	46,657
Financials (1.0%):
Akbank TAS	17,278	44,916
Haci Omer Sabanci Holding AS	20,113	59,028
Turkiye Garanti Bankasi AS	16,693	47,229
Turkiye Halk Bankasi AS	8,312	23,648
Turkiye Is Bankasi	22,883	42,094
Turkiye Vakiflar Bankasi T.A.O.	21,449	38,324
Yapi ve Kredi Bankasi AS (c)	34,196	39,169
		294,408
Industrials (0.5%):
Aselsan Elektronik Sanayi ve Ticaret AS	5,291	44,406
Enka Insaat ve Sanayi AS	38,286	60,930
KOC Holding AS	10,050	49,016
		154,352
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	17,415	46,054
Telecommunication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	14,567	59,514
		803,822
United Arab Emirates (1.6%):
Financials (0.6%):
Abu Dhabi Commercial Bank PJSC	29,336	54,318
Dubai Islamic Bank PJSC	34,704	58,494
National Bank of Abu Dhabi PJSC	17,338	48,391
		161,203
Industrials (0.2%):
DP World Ltd.	2,066	51,650
Real Estate (0.6%):
Aldar Properties PJSC	83,618	50,091
DAMAC Properties Dubai Co. PJSC	29,669	26,660
Emaar Malls Group PJSC	90,290	52,367
Emaar Properties PJSC	22,070	41,706
		170,824
Telecommunication Services (0.2%):
Emirates Telecom Group Co.	14,428	68,750
		452,427
Total Common Stocks (Cost $24,082,713)		28,212,208

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Rights (0.0%) (e)
Russian Federation (0.0%): (e)
Consumer Staples (0.0%): (e)
Magnit PJSC Expires 01/02/18 @ $0.00 (c)	20	$54
Total Rights (Cost $—)		54
Collateral for Securities Loaned (0.3%)
United States (0.3%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (f)	26,736	26,736
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (f)	30,751	30,751
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (f)	25,623	25,623
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (f)	512	513
Total Collateral for Securities Loaned (Cost $83,623)		83,623
Total Investments (Cost $24,166,336) — 100.0%		28,295,885
Other assets in excess of liabilities — 0.0%		11,035
NET ASSETS — 100.00%		$28,306,920

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $771,208 and amounted to 2.6% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rounds to less than $1.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index Futures	3	3/19/18	$168,797	$174,555	$5,758
	Total unrealized appreciation				$5,758
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$5,758

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (11.5%):
Darden Restaurants, Inc.	14,852	$1,426,089
General Motors Co.	28,665	1,174,978
Genuine Parts Co.	14,773	1,403,583
Harley-Davidson, Inc. (a)	23,061	1,173,344
Kohl's Corp.	12,553	680,749
L Brands, Inc.	13,808	831,518
Las Vegas Sands Corp.	17,324	1,203,845
Leggett & Platt, Inc.	30,152	1,439,155
Macy's, Inc.	23,029	580,101
Omnicom Group, Inc.	18,813	1,370,150
Tapestry, Inc.	17,567	776,988
Target Corp.	13,965	911,216
The Gap, Inc.	27,994	953,475
The Interpublic Group of Co., Inc.	41,405	834,725
VF Corp.	17,555	1,299,070
Viacom, Inc., Class B	24,548	756,324
		16,815,310
Consumer Staples (16.0%):
Altria Group, Inc.	21,101	1,506,822
Archer-Daniels-Midland Co.	26,885	1,077,551
Campbell Soup Co. (a)	24,794	1,192,839
Conagra Brands, Inc.	42,799	1,612,238
Costco Wholesale Corp.	7,314	1,361,282
General Mills, Inc.	26,983	1,599,822
Kimberly-Clark Corp.	13,600	1,640,976
PepsiCo, Inc.	21,444	2,571,564
Philip Morris International, Inc.	13,701	1,447,511
The Coca-Cola Co.	58,137	2,667,326
The J.M. Smucker Co.	11,886	1,476,717
The Kraft Heinz Co.	15,456	1,201,859
The Procter & Gamble Co.	23,485	2,157,802
Wal-Mart Stores, Inc.	19,026	1,878,817
		23,393,126
Energy (6.5%):
Chevron Corp.	14,035	1,757,042
Exxon Mobil Corp.	23,084	1,930,745
Marathon Petroleum Corp.	19,550	1,289,909
ONEOK, Inc.	15,829	846,060
Phillips 66	17,281	1,747,973
Valero Energy Corp.	17,493	1,607,782
		9,179,511
Financials (16.7%):
American Financial Group, Inc.	15,774	1,712,110
Arthur J. Gallagher & Co.	32,923	2,083,367
BB&T Corp.	28,379	1,411,004
CME Group, Inc.	10,997	1,606,112

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
CNA Financial Corp.	27,501	$1,458,928
Cullen/Frost Bankers, Inc.	11,022	1,043,232
First American Financial Corp.	31,342	1,756,406
Invesco Ltd.	31,567	1,153,458
New York Community Bancorp, Inc.	100,249	1,305,242
PacWest Bancorp	19,732	994,493
People's United Financial, Inc.	79,585	1,488,240
Principal Financial Group, Inc.	21,950	1,548,792
Prudential Financial, Inc.	12,300	1,414,254
T. Rowe Price Group, Inc.	13,681	1,435,547
W.R. Berkley Corp.	27,463	1,967,724
Wells Fargo & Co.	25,319	1,536,103
		23,915,012
Health Care (3.5%):
AbbVie, Inc.	21,319	2,061,760
Cardinal Health, Inc.	13,576	831,802
Pfizer, Inc.	61,084	2,212,462
		5,106,024
Industrials (9.5%):
Cummins, Inc.	7,138	1,260,856
Eaton Corp. PLC	19,463	1,537,772
Emerson Electric Co.	21,956	1,530,114
Fastenal Co.	21,682	1,185,789
General Electric Co.	61,426	1,071,884
KAR Auction Services, Inc.	27,172	1,372,458
Macquarie Infrastructure Corp.	17,625	1,131,525
Nielsen Holdings PLC	29,116	1,059,822
TransDigm Group, Inc.	3,267	897,184
W.W. Grainger, Inc.	5,255	1,241,494
Watsco, Inc.	9,566	1,626,602
		13,915,500
Information Technology (9.0%):
CA, Inc.	27,159	903,852
Cisco Systems, Inc.	43,503	1,666,165
HP, Inc.	55,196	1,159,668
Intel Corp.	44,265	2,043,272
International Business Machines Corp.	11,293	1,732,572
Maxim Integrated Products, Inc.	22,818	1,192,925
Paychex, Inc.	25,796	1,756,192
QUALCOMM, Inc.	17,695	1,132,834
Seagate Technology PLC	15,762	659,482
Xerox Corp.	23,631	688,844
		12,935,806

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Materials (2.3%):
International Paper Co.	20,436	$1,184,062
Lyondellbasell Industries NV, Class A	12,149	1,340,278
Nucor Corp.	14,522	923,309
		3,447,649
Telecommunication Services (2.7%):
AT&T, Inc.	42,167	1,639,453
CenturyLink, Inc.	42,216	704,163
Verizon Communications, Inc.	28,119	1,488,339
		3,831,955
Utilities (22.0%):
Alliant Energy Corp.	44,183	1,882,638
Ameren Corp.	33,799	1,993,803
Avangrid, Inc.	34,426	1,741,267
CenterPoint Energy, Inc.	60,298	1,710,051
Consolidated Edison, Inc.	24,580	2,088,071
Dominion Resources, Inc.	21,800	1,767,108
DTE Energy Co.	19,397	2,123,196
Eversource Energy	33,823	2,136,937
Exelon Corp.	41,692	1,643,082
MDU Resources Group, Inc.	45,726	1,229,115
OGE Energy Corp.	52,439	1,725,767
PG&E Corp.	26,816	1,202,161
Pinnacle West Capital Corp.	23,582	2,008,715
PPL Corp.	58,757	1,818,529
SCANA Corp.	18,459	734,299
WEC Energy Group, Inc.	30,136	2,001,934
Westar Energy, Inc.	31,324	1,653,907
Xcel Energy, Inc.	43,192	2,077,967
		31,538,547
Total Common Stocks (Cost $133,200,051)		144,078,440
Collateral for Securities Loaned (1.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (b)	672,783	672,783
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (b)	773,816	773,816
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (b)	644,776	644,776
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (b)	12,896	12,896
Total Collateral for Securities Loaned (Cost $2,104,271)		2,104,271
Total Investments (Cost $135,304,322) — 101.2%		146,182,711
Liabilities in excess of other assets — (1.2)%		(1,664,608)
NET ASSETS — 100.00%		$144,518,103

(a)  All or a portion of this security is on loan.

(b)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500 Futures	1	3/19/18	$131,599	$133,800	$2,201
	Total unrealized appreciation				$2,201
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$2,201

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Consumer Discretionary (23.1%):
American Eagle Outfitters, Inc.	21,127	$397,187
Bob Evans Farms, Inc.	4,611	363,439
Brinker International, Inc. (a)	13,964	542,362
Capella Education Co.	5,441	421,133
Chico's FAS, Inc.	34,077	300,559
Dick's Sporting Goods, Inc.	8,454	242,968
Dineequity, Inc. (a)	9,204	466,919
DSW, Inc., Class A	13,897	297,535
Entravision Communications Corp.	57,223	409,144
Ethan Allen Interiors, Inc.	10,136	289,890
GameStop Corp., Class A (a)	15,258	273,881
Haverty Furniture Cos., Inc.	13,127	297,327
HSN, Inc.	7,044	284,225
LCI Industries	3,588	466,440
Marcus Corp.	17,309	473,401
MDC Holdings, Inc.	15,137	482,567
Meredith Corp.	7,776	513,605
Office Depot, Inc.	49,235	174,292
PetMed Express, Inc. (a)	6,501	295,796
Planet Fitness, Inc., Class A (b)	17,973	622,405
Regal Entertainment Group, Class A	25,829	594,325
Sonic Corp.	19,583	538,141
Sturm Ruger & Co. (a)	7,805	435,909
The Buckle, Inc. (a)	16,450	390,688
The Cheesecake Factory, Inc. (a)	11,258	542,410
World Wrestling Entertainment, Inc. (a)	21,562	659,367
		10,775,915
Consumer Staples (5.6%):
B&G Foods, Inc. (a)	12,371	434,841
Energizer Holdings, Inc.	10,082	483,734
John B. Sanfilippo & Son, Inc.	7,201	455,463
Medifast, Inc.	7,768	542,284
SpartanNash Co.	14,943	398,680
Weis Markets, Inc.	7,855	325,118
		2,640,120
Financials (22.9%):
AMERISAFE, Inc.	8,113	499,761
AmTrust Financial Services, Inc. (a)	14,257	143,568
Artisan Partners Asset Management, Class A	15,406	608,537
Banner Corp.	8,883	489,631
Capitol Federal Financial, Inc.	53,589	718,629
Cohen & Steers, Inc.	17,398	822,752
FBL Financial Group, Inc., Class A	6,035	420,338
Federated Investors, Inc., Class B	21,156	763,308
Glacier Bancorp, Inc.	14,128	556,503
Moelis & Co., Class A	10,471	507,844

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Northwest Bancshares, Inc.	40,666	$680,342
Park National Corp.	5,194	540,176
ProAssurance Corp.	11,532	659,054
RLI Corp.	9,328	565,836
Safety Insurance Group, Inc.	10,319	829,647
Southside Bancshares, Inc.	14,302	481,691
Valley National Bancorp	44,902	503,800
Waddell & Reed Financial, Inc., Class A	21,736	485,582
WisdomTree Investments, Inc.	34,938	438,472
		10,715,471
Health Care (2.9%):
Meridian Bioscience, Inc.	18,782	262,948
National Healthcare Corp.	11,630	708,732
Owens & Minor, Inc.	20,486	386,776
		1,358,456
Industrials (19.2%):
Allegiant Travel Co.	3,215	497,521
American Railcar Industries, Inc.	10,146	422,479
Applied Industrial Technologies, Inc.	8,788	598,463
Brady Corp., Class A	15,851	600,754
Ennis, Inc.	22,313	462,995
GATX Corp.	7,963	494,980
H&E Equipment Services, Inc.	10,228	415,768
Herman Miller, Inc.	13,760	551,088
Hillenbrand, Inc.	16,742	748,368
HNI Corp.	9,360	361,015
Knoll, Inc.	20,916	481,905
Matson, Inc.	9,904	295,535
McGrath RentCorp	10,087	473,887
Mobile Mini, Inc.	11,800	407,100
Mueller Industries, Inc.	12,224	433,096
National Presto Industries, Inc.	4,974	494,664
Quad/Graphics, Inc.	16,349	369,487
Steelcase, Inc., Class A	27,663	420,478
The Greenbrier Cos., Inc. (a)	7,339	391,169
		8,920,752
Information Technology (4.8%):
AVX Corp.	30,711	531,301
CSG Systems International, Inc.	8,806	385,879
ManTech International Corp., Class A	10,071	505,463
MTS Systems Corp.	7,829	420,417
NIC, Inc.	25,352	420,843
		2,263,903
Materials (8.0%):
Domtar Corp.	11,543	571,609
Futurefuel Corp.	27,249	383,938
Greif, Inc., Class A	6,297	381,472
Innophos Holdings, Inc.	7,430	347,204
See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	4,393	$469,392
Kronos Worldwide, Inc.	12,580	324,187
Rayonier Advanced Materials, Inc.	16,475	336,914
Schweitzer-Mauduit International, Inc.	13,455	610,319
Tredegar Corp.	17,682	339,494
		3,764,529
Real Estate (1.1%):
HFF, Inc., Class A	10,483	509,893
Telecommunication Services (1.6%):
Atn International, Inc.	5,493	303,543
Cogent Communications Holdings, Inc.	10,332	468,040
		771,583
Utilities (10.6%):
8point3 Energy Partners, LP (a)	31,584	480,393
American States Water Co.	11,126	644,306
Connecticut WTR Service, Inc.	8,954	514,049
MGE Energy, Inc.	8,280	522,468
Middlesex Water Co.	10,826	432,066
NorthWestern Corp.	15,302	913,529
Otter Tail Corp.	14,646	651,014
Spark Energy, Inc.	14,539	180,284
Unitil Corp.	14,229	649,127
		4,987,236
Total Common Stocks (Cost $42,164,143)		46,707,858
Collateral for Securities Loaned (8.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	1,311,626	1,311,626
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	1,508,593	1,508,593
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	1,257,025	1,257,025
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	25,142	25,142
Total Collateral for Securities Loaned (Cost $4,102,386)		4,102,386
Total Investments (Cost $46,266,529) — 108.6%		50,810,244
Liabilities in excess of other assets — (8.6)%		(4,007,626)
NET ASSETS — 100.00%		$46,802,618

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

LP — Limited Partnership

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (16.3%):
Consumer Staples (2.4%):
Wesfarmers Ltd.	13,502	$467,871
Woolworths Ltd.	22,271	474,298
		942,169
Energy (1.1%):
Woodside Petroleum Ltd.	17,356	447,883
Financials (9.2%):
Asx Ltd.	11,773	503,839
Australia & New Zealand Banking Group Ltd.	16,660	373,518
Commonwealth Bank of Australia	7,354	460,898
Insurance Australia Group Ltd.	69,558	392,857
Macquarie Group Ltd.	6,265	486,923
National Australia Bank Ltd.	17,032	392,886
QBE Insurance Group Ltd.	32,976	274,738
Suncorp Group Ltd.	36,812	398,017
Westpac Banking Corp.	15,679	383,447
		3,667,123
Industrials (1.0%):
Cimic Group Ltd.	9,541	382,938
Materials (1.1%):
BHP Billiton Ltd.	13,029	300,546
Fortescue Metals Group Ltd.	34,300	130,576
		431,122
Telecommunication Services (0.7%):
Telstra Corp. Ltd.	92,784	262,742
Utilities (0.8%):
AGL Energy Ltd.	17,719	336,718
		6,470,695
Belgium (1.0%):
Telecommunication Services (1.0%):
Proximus SADP	12,297	403,487
Canada (7.7%):
Consumer Discretionary (1.3%):
Shaw Communications, Inc., Class B	22,685	517,849
Energy (1.2%):
Pembina Pipeline Corp.	13,426	486,169
Telecommunication Services (3.8%):
BCE, Inc.	15,782	758,208
TELUS Corp.	19,112	724,152
		1,482,360

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (1.4%):
Hydro One Ltd. (a)	30,758	$548,201
		3,034,580
Denmark (0.5%):
Consumer Discretionary (0.5%):
Pandora A/S	1,676	182,500
Finland (2.1%):
Financials (1.3%):
Sampo Oyj, Class A	9,635	529,408
Materials (0.8%):
UPM-Kymmene Oyj	9,520	295,923
		825,331
France (6.2%):
Consumer Discretionary (0.9%):
Renault SA	3,582	360,589
Consumer Staples (0.7%):
Carrefour SA	14,070	304,512
Energy (1.4%):
Total SA (b)	9,826	542,791
Financials (0.7%):
Natixis SA	35,143	278,095
Utilities (2.5%):
Electricite de France SA	19,748	246,868
Suez Environnement Co.	19,708	346,735
Veolia Environnement SA	15,628	398,884
		992,487
		2,478,474
Germany (6.4%):
Consumer Discretionary (2.6%):
Bayerische Motoren Werke AG	4,638	483,141
Daimler AG, Registered Shares	6,306	535,625
		1,018,766
Financials (1.4%):
Muenchener Rueckversicherungs-Gesellschaft AG	2,479	537,562
Materials (2.4%):
BASF SE	4,652	512,003
Evonik Industries AG	12,232	460,347
		972,350
		2,528,678
Hong Kong (7.7%):
Consumer Discretionary (0.6%):
Chow Tai Fook Jewellery Group Ltd.	217,400	228,180

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.8%):
WH Group Ltd. (a)	278,000	$313,847
Industrials (1.0%):
MTR Corp. Ltd.	65,000	381,051
Real Estate (2.9%):
Hang Lung Properties Ltd.	146,000	356,936
New World Development Co. Ltd.	267,000	401,221
Sino Land Co. Ltd.	234,000	414,531
		1,172,688
Telecommunication Services (1.1%):
China Mobile Ltd.	42,500	431,114
Utilities (1.3%):
China Resources Power Holdings Co. Ltd.	150,000	279,548
Power Assets Holdings Ltd.	30,000	253,245
		532,793
		3,059,673
Ireland (0.7%):
Consumer Discretionary (0.7%):
WPP PLC	16,161	292,547
Italy (4.1%):
Consumer Discretionary (0.6%):
Prada SpA	65,000	235,453
Energy (1.0%):
Snam SpA	78,422	383,859
Financials (1.5%):
Assicurazioni Generali SpA	17,854	325,576
Intesa Sanpaolo SpA	88,935	295,547
		621,123
Utilities (1.0%):
Terna Rete Elettrica Nazionale SpA	68,016	395,265
		1,635,700
Japan (2.9%):
Consumer Discretionary (1.8%):
Fuji Heavy Industries Ltd.	8,500	270,331
Nissan Motor Co. Ltd.	44,300	441,781
		712,112
Information Technology (1.1%):
Canon, Inc.	12,300	458,548
		1,170,660
Netherlands (3.5%):
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	16,208	356,520

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (0.7%):
Aegon NV	45,211	$288,284
Industrials (1.0%):
Randstad Holding NV	6,095	374,677
Telecommunication Services (0.9%):
Koninklijke KPN NV	102,473	357,501
		1,376,982
Norway (1.7%):
Consumer Staples (0.6%):
Marine Harvest ASA	14,836	251,246
Financials (1.1%):
Gjensidige Forsikring ASA	22,861	431,434
		682,680
Portugal (0.8%):
Utilities (0.8%):
EDP - Energias de Portugal SA	87,263	302,030
Singapore (1.7%):
Telecommunication Services (1.7%):
Singapore Telecommunications Ltd.	245,800	656,276
Spain (10.6%):
Energy (1.1%):
Repsol SA	24,836	439,339
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA	35,496	302,862
Industrials (3.8%):
Abertis Infraestructuras SA	25,278	562,549
ACS, Actividades de Construccion y Servicios SA	8,736	341,877
Ferrovial SA	18,741	425,502
Gamesa Corp. Tecnologica SA	12,398	170,009
		1,499,937
Telecommunication Services (0.9%):
Telefonica SA	37,005	360,709
Utilities (4.1%):
Endesa SA	16,707	357,876
Gas Natural SDG SA	17,231	397,937
Iberdrola SA	55,526	430,331
Red Electrica Corp. SA	19,073	428,121
		1,614,265
		4,217,112
Sweden (4.4%):
Consumer Discretionary (0.6%):
Hennes & Mauritz AB, B Shares	12,216	252,216

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (2.9%):
Nordea Bank AB	28,335	$343,130
Skandinaviska Enskilda Banken AB, Class A	34,850	409,275
Swedbank AB, A Shares	16,001	386,170
		1,138,575
Industrials (0.9%):
Skanska AB, Class B	16,706	346,344
		1,737,135
Switzerland (5.2%):
Consumer Discretionary (1.0%):
Garmin Ltd.	6,627	394,770
Financials (2.7%):
Swiss Re AG	5,675	531,558
Zurich Insurance Group AG	1,738	529,143
		1,060,701
Telecommunication Services (1.5%):
Swisscom AG	1,171	623,243
		2,078,714
United Kingdom (15.9%):
Consumer Discretionary (5.2%):
Compass Group PLC	21,515	464,687
InterContinental Hotels Group PLC	8,553	544,838
ITV PLC	151,690	338,886
Persimmon PLC	9,296	343,581
Taylor Wimpey PLC	125,536	349,765
		2,041,757
Consumer Staples (1.0%):
Imperial Tobacco Group PLC	9,217	393,912
Energy (2.6%):
BP PLC	67,704	477,712
Royal Dutch Shell PLC, Class A	16,526	553,246
		1,030,958
Financials (2.4%):
Legal & General Group PLC	140,767	519,325
Lloyds Banking Group PLC	477,627	438,814
		958,139
Health Care (0.7%):
AstraZeneca PLC	3,954	273,332
Materials (0.7%):
Rio Tinto PLC	5,010	266,596
Telecommunication Services (0.5%):
BT Group PLC	54,741	200,771

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (2.8%):
Centrica PLC	149,102	$276,346
National Grid PLC	33,799	399,265
SSE PLC	25,386	452,342
		1,127,953
		6,293,418
Total Common Stocks (Cost $36,945,135)		39,426,671
Rights (0.1%)
Spain (0.1%):
Energy (0.1%):
Repsol SA Expires 01/08/18 @ $0.00 (c)	24,836	11,293
Total Rights (Cost $—)		11,293
Collateral for Securities Loaned (1.4%)
United States (1.4%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (d)	181,094	181,094
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (d)	208,289	208,289
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (d)	173,556	173,556
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (d)	3,471	3,471
Total Collateral for Securities Loaned (Cost $566,410)		566,410
Total Investments (Cost $37,511,545) — 100.9%		40,004,374
Liabilities in excess of other assets — (0.9)%		(348,377)
NET ASSETS — 100.00%		$39,655,998

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $862,048 and amounted to 2.2% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	1	3/19/18	$100,169	$102,275	$2,106
	Total unrealized appreciation				$2,106
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$2,106

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Brazil (2.3%):
Financials (0.6%):
BB Seguridade Participacoes SA	5,000	$42,954
Health Care (0.6%):
Fleury SA	4,500	40,179
Utilities (1.1%):
Engie Brasil Energia SA	6,500	69,600
		152,733
Chile (3.6%):
Utilities (3.6%):
AES Gener SA	148,795	49,288
Aguas Andinas SA	77,835	51,565
Empresa Nacional de Electricid SA	73,225	66,309
Enersis Chile	586,085	69,392
		236,554
China (12.8%):
Consumer Discretionary (0.9%):
BAIC Motor Corp. Ltd., Class H (a)	45,000	58,636
Energy (1.7%):
China Petroleum & Chemical Corp., Class H	100,000	73,343
China Shenhua Energy Co. Ltd.	15,000	38,880
		112,223
Financials (7.1%):
Bank of China Ltd.	140,000	68,812
Bank of Communications Co. Ltd., Class H	110,000	81,663
Central China Securities Co. Ltd., Class H	115,000	48,428
China Cinda Asset Management Co.	130,000	47,590
China CITIC Bank Corp. Ltd.	135,000	84,671
China Construction Bank Corp.	80,000	73,727
China Huarong Asset Management Co. Ltd., Class H (a)	120,000	56,678
		461,569
Health Care (0.5%):
Sihuan Pharmaceutical Holdings Group Ltd.	95,000	34,169
Real Estate (2.6%):
Guangzhou R&f Properties, Class H	14,000	31,574
Red Star Macalline Group Corp. Ltd., Class H (a)	56,000	90,746
Soho China Ltd.	72,500	42,409
		164,729
		831,326
Greece (1.1%):
Consumer Discretionary (1.1%):
OPAP SA	5,910	74,448

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Hong Kong (0.7%):
Real Estate (0.7%):
Agile Group Holdings Ltd.	30,000	$45,542
India (4.0%):
Energy (1.0%):
Coal India Ltd.	14,775	60,876
Information Technology (1.1%):
Oracle Financial Services	1,135	72,881
Materials (1.3%):
Hindustan Zinc Ltd.	8,805	42,611
Vedanta Ltd.	7,905	40,862
		83,473
Telecommunication Services (0.6%):
Bharti Infratel Ltd.	6,920	41,068
		258,298
Indonesia (1.7%):
Materials (0.8%):
PT Indocement Tunggal Prakarsa TBK	30,500	49,353
Telecommunication Services (0.9%):
PT Telekomunikasi Indonesia Persero TBK	180,000	58,916
		108,269
Korea, Republic Of (2.5%):
Consumer Discretionary (0.8%):
Coway Co. Ltd.	585	53,395
Energy (0.8%):
S-Oil Corp.	485	53,013
Utilities (0.9%):
Korea Electric Power Corp.	1,580	56,313
		162,721
Malaysia (6.4%):
Consumer Staples (0.8%):
British American Tobacco Malaysia BHD	5,500	54,401
Financials (1.8%):
Malayan Banking BHD	47,500	115,109
Telecommunication Services (2.0%):
DiGi.Com BHD	103,500	130,527
Utilities (1.8%):
YTL Corp. BHD	343,500	116,369
		416,406

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Mexico (2.7%):
Consumer Staples (2.0%):
Kimberly-Clark de Mexico SAB de CV, Series A (b)	32,390	$57,041
Wal-Mart de Mexico SAB de CV	30,425	74,628
		131,669
Financials (0.7%):
Grupo Financiero Santander Mexico, Class B	28,890	42,251
		173,920
Philippines (3.8%):
Energy (0.9%):
Semirara Mining and Power Corp.	82,500	60,830
Telecommunication Services (1.3%):
Globe Telecom, Inc.	1,250	47,586
Pldt, Inc.	1,225	36,325
		83,911
Utilities (1.6%):
Manila Electric Co.	15,700	103,366
		248,107
Poland (1.0%):
Financials (1.0%):
Bank Pekao SA	1,665	61,964
Qatar (4.0%):
Financials (1.7%):
Masraf Al Rayan QSC	4,940	50,350
Qatar Islamic Bank SAQ	2,170	58,423
		108,773
Industrials (1.0%):
Industries Qatar QSC	2,395	64,481
Real Estate (1.3%):
Barwa Real Estate Co.	5,075	45,173
Ezdan Holding Group QSC	11,520	38,896
		84,069
		257,323
Russian Federation (8.5%):
Energy (0.8%):
Tatneft PAO	6,150	51,109
Materials (4.9%):
ALROSA AO	33,500	43,643
Magnitogorsk Iron & Steel Works OJSC	61,500	44,683
MMC Norilsk Nickel PJSC	335	63,087
Novolipetsk Steel OJSC	22,300	56,982

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
PhosAgro PJSC	1,450	$62,892
Severstal Pjsc	3,100	47,747
		319,034
Telecommunication Services (1.8%):
Mobile TeleSystems PJSC	10,150	48,623
Rostelecom PJSC	65,100	72,201
		120,824
Utilities (1.0%):
Federal Grid Co. Unified Energy System PJSC	9,750,000	27,423
RusHydro PJSC	2,820,000	35,677
		63,100
		554,067
South Africa (8.0%):
Consumer Discretionary (0.9%):
Woolworths Holdings Ltd.	11,185	59,248
Financials (3.3%):
Barclays Africa Group Ltd.	4,895	72,253
Nedbank Group Ltd.	3,660	76,024
Standard Bank Group Ltd.	4,335	68,794
		217,071
Health Care (1.0%):
Life Healthcare Group Holdings Ltd.	28,445	64,022
Materials (0.7%):
Kumba Iron Ore Ltd.	1,425	43,819
Telecommunication Services (2.1%):
MTN Group Ltd.	5,140	56,947
Vodacom Group Ltd.	6,845	80,878
		137,825
		521,985
Taiwan (19.6%):
Energy (0.9%):
Formosa Petrochemical Corp.	15,000	58,235
Financials (6.7%):
China Development Financial Holding Corp.	310,000	105,765
CTBC Financial Holding Co. Ltd.	170,000	117,143
First Financial Holding Co. Ltd.	180,000	118,286
Mega Financial Holding Co. Ltd.	115,000	92,966
		434,160
Information Technology (6.2%):
Asustek Computer, Inc.	10,000	93,950
Compal Electronics, Inc.	120,000	85,916
Lite-On Technology Corp.	39,000	53,223
Pegatron Corp.	20,000	48,403

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Quanta Computer, Inc.	25,000	$52,017
Vanguard International	30,000	66,555
		400,064
Materials (2.7%):
Formosa Chemicals & Fibre	25,000	86,555
Nan Ya Plastics Corp.	35,000	91,647
		178,202
Telecommunication Services (3.1%):
Far EasTone Telecommunications Co. Ltd.	45,000	111,176
Taiwan Mobile Co. Ltd.	25,000	90,336
		201,512
		1,272,173
Thailand (9.0%):
Energy (2.6%):
PTT PCL	7,000	94,536
Thai Oil PCL	23,500	74,655
		169,191
Materials (1.2%):
PTT Global Chemical Public Co. Ltd.	29,500	76,964
Real Estate (1.2%):
Land & Houses Public Co. Ltd.	238,500	76,865
Telecommunication Services (2.6%):
Advanced Info Service Public Co. Ltd.	14,500	85,006
Intouch Holdings Public Co. Ltd.	49,200	84,945
		169,951
Utilities (1.4%):
Glow Energy Public Co. Ltd.	37,500	93,520
		586,491
Turkey (2.7%):
Consumer Discretionary (1.1%):
Ford Otomotiv Sanayi AS	4,415	70,204
Energy (0.8%):
Tupras Turkiye Petrol Rafinerileri AS	1,660	53,230
Materials (0.8%):
Eregli Demir ve Celik Fabrikalari TAS	19,885	52,586
		176,020
United Arab Emirates (5.5%):
Financials (2.0%):
Abu Dhabi Commercial Bank PJSC	33,485	62,001
Dubai Islamic Bank PJSC	39,620	66,779
		128,780

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Real Estate (2.3%):
Aldar Properties PJSC	95,465	$57,188
DAMAC Properties Dubai Co. PJSC	33,870	30,435
Emaar Malls Group PJSC	103,085	59,788
		147,411
Telecommunication Services (1.2%):
Emirates Telecom Group Co.	16,470	78,482
		354,673
Total Common Stocks (Cost $6,223,656)		6,493,020
Collateral for Securities Loaned (0.9%)
United States (0.9%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	18,519	18,519
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	21,299	21,299
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	17,748	17,748
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	355	355
Total Collateral for Securities Loaned (Cost $57,921)		57,921
Total Investments (Cost $6,281,577) — 100.8%		6,550,941
Liabilities in excess of other assets — (0.8)%		(52,900)
NET ASSETS — 100.00%		$6,498,041

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $206,060 and amounted to 3.2% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PCL — Public Company Limited

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Consumer Discretionary (16.3%):
Comcast Corp., Class A	2,491	$99,765
Genuine Parts Co.	827	78,573
Leggett & Platt, Inc.	735	35,082
Lowe's Co., Inc.	959	89,129
McDonald's Corp.	482	82,962
Nike, Inc., Class B	2,479	155,061
Pool Corp.	1,009	130,817
Ross Stores, Inc.	506	40,607
Starbucks Corp.	1,072	61,565
The Home Depot, Inc.	762	144,421
The TJX Co., Inc.	549	41,977
The Walt Disney Co.	1,286	138,257
VF Corp.	687	50,838
		1,149,054
Consumer Staples (23.3%):
Altria Group, Inc.	389	27,778
Brown-Forman Corp., Class B	900	61,803
Church & Dwight Co., Inc.	904	45,354
Colgate-Palmolive Co.	1,094	82,542
Costco Wholesale Corp.	907	168,811
CVS Health Corp.	1,881	136,373
Hormel Foods Corp. (a)	1,247	45,378
Kimberly-Clark Corp.	707	85,307
Lancaster Colony Corp.	565	73,004
McCormick & Co., Inc.	568	57,885
PepsiCo, Inc.	1,679	201,346
Sysco Corp.	2,101	127,594
The Clorox Co.	591	87,905
The Coca-Cola Co.	1,397	64,094
The Procter & Gamble Co.	1,663	152,796
Walgreens Boots Alliance, Inc.	591	42,918
Wal-Mart Stores, Inc.	1,906	188,218
		1,649,106
Financials (14.0%):
Aflac, Inc.	636	55,828
American Financial Group, Inc.	1,673	181,587
Brown & Brown, Inc.	1,805	92,885
Chubb Ltd.	353	51,584
Cincinnati Financial Corp.	515	38,610
CME Group, Inc.	865	126,333
FactSet Research Systems, Inc.	651	125,487
Marsh & McLennan Co., Inc.	887	72,193
Renaissancere Holdings Ltd.	207	25,997
T. Rowe Price Group, Inc.	487	51,101
W.R. Berkley Corp.	2,363	169,309
		990,914

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Health Care (4.0%):
Becton, Dickinson & Co.	452	$96,755
Cardinal Health, Inc.	740	45,340
Johnson & Johnson	661	92,355
West Pharmaceutical Services, Inc.	543	53,578
		288,028
Industrials (22.2%):
3M Co.	526	123,805
A.O. Smith Corp.	1,296	79,419
Carlisle Cos., Inc.	568	64,553
Cintas Corp.	437	68,098
Emerson Electric Co.	1,698	118,334
Equifax, Inc.	1,587	187,139
Expeditors International of Washington, Inc.	1,211	78,340
General Dynamics Corp.	185	37,638
Illinois Tool Works, Inc.	494	82,424
Nordson Corp.	171	25,034
Northrop Grumman Corp.	268	82,252
Republic Services, Inc., Class A	1,767	119,467
Rollins, Inc.	2,896	134,750
Snap-on, Inc.	637	111,029
Stanley Black & Decker, Inc.	184	31,223
Toro Co.	2,221	144,876
W.W. Grainger, Inc.	333	78,671
		1,567,052
Information Technology (9.9%):
Automatic Data Processing, Inc.	2,308	270,474
Jack Henry & Associates, Inc.	1,336	156,259
Mastercard, Inc., Class A	475	71,896
Texas Instruments, Inc.	1,994	208,253
		706,882
Materials (9.6%):
Air Products & Chemicals, Inc.	458	75,148
AptarGroup, Inc.	927	79,982
Bemis Co., Inc.	2,027	96,870
Ecolab, Inc.	259	34,753
Silgan Holdings, Inc.	8,572	251,931
Sonoco Products Co.	1,764	93,739
The Sherwin-Williams Co.	119	48,795
		681,218
Telecommunication Services (0.5%):
AT&T, Inc.	995	38,686
Total Common Stocks (Cost $6,532,365)		7,070,940

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (b)	13,189	$13,189
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (b)	15,169	15,169
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (b)	12,640	12,640
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (b)	253	253
Total Collateral for Securities Loaned (Cost $41,251)		41,251
Total Investments (Cost $6,573,616) — 100.4%		7,112,191
Liabilities in excess of other assets — (0.4)%		(29,724)
NET ASSETS — 100.00%		$7,082,467

(a)  All or a portion of this security is on loan.

(b)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (100.0%)
Consumer Discretionary (10.4%):
Best Buy Co., Inc.	301	$20,609
Cracker Barrel Old Country Store, Inc. (a)	134	21,291
Darden Restaurants, Inc.	150	14,403
Dollar General Corp.	248	23,066
H&R Block, Inc.	790	20,714
Kohl's Corp.	661	35,846
Las Vegas Sands Corp.	90	6,254
McDonald's Corp.	817	140,623
Six Flags Entertainment Corp.	164	10,917
Target Corp.	822	53,636
The Gap, Inc.	802	27,317
The Home Depot, Inc.	58	10,993
The Walt Disney Co.	256	27,522
Twenty-First Century Fox, Inc.	307	10,601
Williams-Sonoma, Inc. (a)	126	6,514
		430,306
Consumer Staples (21.0%):
Bunge Ltd.	114	7,647
Campbell Soup Co.	739	35,553
CVS Health Corp.	715	51,838
General Mills, Inc.	819	48,559
Ingredion, Inc.	715	99,957
Kimberly-Clark Corp.	976	117,764
PepsiCo, Inc.	1,101	132,032
Sysco Corp.	243	14,757
The Kroger Co.	2,954	81,087
The Procter & Gamble Co.	1,412	129,735
Wal-Mart Stores, Inc.	1,465	144,669
		863,598
Energy (1.7%):
Valero Energy Corp.	778	71,506
Financials (14.8%):
Agnc Investment Corp.	4,387	88,573
American Express Co.	73	7,250
Annaly Capital Management, Inc.	3,720	44,231
Axis Capital Holdings Ltd.	1,670	83,934
Chimera Investment Corp.	1,349	24,930
Everest Re Group Ltd.	481	106,426
Marsh & McLennan Co., Inc.	142	11,557
New Residential Investment Corp.	1,394	24,925
The Allstate Corp.	166	17,382
Validus Holdings Ltd.	1,987	93,230
W.R. Berkley Corp.	1,495	107,117
		609,555

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Health Care (15.5%):
AmerisourceBergen Corp.	327	$30,025
HCA Holdings, Inc. (b)	669	58,765
Humana, Inc.	215	53,335
Johnson & Johnson	1,334	186,387
Pfizer, Inc.	3,069	111,159
UnitedHealth Group, Inc.	448	98,766
WellCare Health Plans, Inc. (b)	499	100,353
		638,790
Industrials (13.6%):
3M Co.	132	31,069
Expeditors International of Washington, Inc.	243	15,720
L3 Technologies, Inc.	234	46,297
Lockheed Martin Corp.	415	133,235
Northrop Grumman Corp.	165	50,640
Raytheon Co.	664	124,732
Spirit Aerosystems Holdings, Inc., Class A	238	20,766
Waste Management, Inc.	1,538	132,729
		555,188
Information Technology (18.6%):
Apple, Inc.	1,276	215,937
Cisco Systems, Inc.	1,396	53,467
F5 Networks, Inc. (b)	52	6,823
Genpact Ltd.	546	17,330
Intel Corp.	2,707	124,955
International Business Machines Corp.	792	121,509
Microsoft Corp.	2,362	202,046
VMware, Inc., Class A (b)	207	25,941
		768,008
Real Estate (1.3%):
Camden Property Trust	426	39,218
Public Storage	72	15,048
		54,266
Telecommunication Services (2.9%):
AT&T, Inc.	3,021	117,456
Utilities (0.2%):
CenterPoint Energy, Inc.	219	6,211
Total Common Stocks (Cost $3,876,785)		4,114,884

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.7%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	8,786	$8,786
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	10,105	10,105
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	8,420	8,420
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	168	168
Total Collateral for Securities Loaned (Cost $27,479)		27,479
Total Investments (Cost $3,904,264) — 100.7%		4,142,363
Liabilities in excess of other assets — (0.7)%		(29,018)
NET ASSETS — 100.00%		$4,113,345

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Consumer Discretionary (12.7%):
Advance Auto Parts, Inc.	5,730	$571,224
Amazon.com, Inc. (a)	1,307	1,528,498
Aramark	36,689	1,568,088
AutoZone, Inc. (a)	1,413	1,005,166
Best Buy Co., Inc.	9,980	683,331
Burlington Stores, Inc. (a)	8,534	1,049,938
CarMax, Inc. (a)	13,239	849,017
Carnival Corp., Class A	23,193	1,539,319
Charter Communications, Inc., Class A (a)	2,422	813,695
Chipotle Mexican Grill, Inc. (a)	2,713	784,138
Comcast Corp., Class A	34,853	1,395,863
D.R. Horton, Inc.	30,554	1,560,393
Darden Restaurants, Inc.	14,248	1,368,093
Discovery Communications, Inc., Class A (a) (b)	40,769	912,410
DISH Network Corp. (a)	15,669	748,195
Dollar General Corp.	11,516	1,071,103
Dollar Tree, Inc. (a)	11,115	1,192,751
Domino's Pizza, Inc.	4,656	879,798
General Motors Co.	27,488	1,126,734
Gentex Corp.	49,898	1,045,363
Genuine Parts Co.	14,188	1,348,002
Hanesbrands, Inc. (b)	25,479	532,766
Harley-Davidson, Inc. (b)	22,113	1,125,109
Hasbro, Inc.	8,572	779,109
Hyatt Hotels Corp., Class A (a)	19,367	1,424,249
Kohl's Corp.	12,052	653,580
L Brands, Inc.	13,236	797,072
Las Vegas Sands Corp.	16,630	1,155,619
Lear Corp.	6,202	1,095,645
Leggett & Platt, Inc.	28,948	1,381,688
Lennar Corp., Class A	22,768	1,439,848
LKQ Corp. (a)	34,904	1,419,546
Lowe's Co., Inc.	12,861	1,195,301
Macy's, Inc.	22,085	556,321
Marriott International, Inc., Class A	11,856	1,609,215
McDonald's Corp.	10,670	1,836,520
MGM Resorts International	24,609	821,695
Mohawk Industries, Inc. (a)	6,099	1,682,714
Netflix, Inc. (a)	4,216	809,303
Newell Brands, Inc.	19,629	606,536
Nike, Inc., Class B	17,447	1,091,310
Norwegian Cruise Line Holdings Ltd. (a)	15,114	804,821
NVR, Inc. (a)	329	1,154,204
Omnicom Group, Inc.	18,042	1,313,999
O'Reilly Automotive, Inc. (a)	3,141	755,536
PulteGroup, Inc.	44,610	1,483,283
PVH Corp.	6,507	892,825
Ross Stores, Inc.	16,405	1,316,501

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd.	8,502	$1,014,119
Scripps Networks Interactive, Inc., Class A	9,736	831,260
Service Corp. International	39,676	1,480,708
Servicemaster Global Holdings, Inc. (a)	21,119	1,082,771
Sirius XM Holdings, Inc. (b)	176,655	946,871
Starbucks Corp.	20,975	1,204,594
Tapestry, Inc.	16,871	746,204
Target Corp.	13,405	874,676
The Gap, Inc.	26,863	914,954
The Goodyear Tire & Rubber Co.	28,683	926,748
The Home Depot, Inc.	10,256	1,943,819
The Interpublic Group of Co., Inc.	39,738	801,118
The Priceline Group, Inc. (a)	618	1,073,923
The TJX Co., Inc.	17,431	1,332,774
The Walt Disney Co.	15,807	1,699,410
Thor Industries, Inc.	6,731	1,014,496
Tiffany & Co.	10,116	1,051,558
Toll Brothers, Inc.	27,092	1,300,958
Tractor Supply Co.	13,436	1,004,341
TripAdvisor, Inc. (a) (b)	14,279	492,054
Twenty-First Century Fox, Inc.	40,909	1,412,587
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,725	833,134
VF Corp.	16,861	1,247,715
Viacom, Inc., Class B	23,571	726,223
Whirlpool Corp.	5,798	977,775
Wyndham Worldwide Corp.	11,202	1,297,976
Yum! Brands, Inc.	24,800	2,023,927
		83,032,127
Consumer Staples (8.8%):
Altria Group, Inc.	20,230	1,444,624
Archer-Daniels-Midland Co.	25,798	1,033,984
Blue Buffalo Pet Products, Inc. (a) (b)	35,694	1,170,406
Brown-Forman Corp., Class B	19,622	1,347,443
Bunge Ltd.	8,945	600,031
Campbell Soup Co. (b)	23,813	1,145,643
Church & Dwight Co., Inc.	32,415	1,626,261
Colgate-Palmolive Co.	19,100	1,441,095
Conagra Brands, Inc.	41,076	1,547,333
Constellation Brands, Inc., Class A	5,417	1,238,164
Costco Wholesale Corp.	7,010	1,304,701
CVS Health Corp.	15,355	1,113,238
Dr Pepper Snapple Group, Inc.	17,761	1,723,883
General Mills, Inc.	25,873	1,534,010
Herbalife Ltd. (a) (b)	10,203	690,947
Hormel Foods Corp.	35,758	1,301,234
Ingredion, Inc.	10,370	1,449,726
Kimberly-Clark Corp.	13,071	1,577,147
Lamb Weston Holdings, Inc.	29,182	1,647,324
McCormick & Co., Inc.	13,722	1,398,409
Molson Coors Brewing Co., Class B	14,056	1,153,576

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Mondelez International, Inc., Class A	31,101	$1,331,123
Monster Beverage Corp. (a)	16,662	1,054,538
National Beverage Corp.	5,106	497,529
PepsiCo, Inc.	20,597	2,469,991
Philip Morris International, Inc.	13,149	1,389,192
Pilgrim's Pride Corp. (a) (b)	29,728	923,352
Pinnacle Foods, Inc.	19,587	1,164,839
Spectrum Brands Holdings, Inc.	10,162	1,142,209
Sysco Corp.	27,405	1,664,306
The Clorox Co.	12,266	1,824,445
The Coca-Cola Co.	55,804	2,560,287
The Estee Lauder Cos., Inc., Class A	11,459	1,458,043
The Hershey Co.	18,552	2,105,837
The J.M. Smucker Co.	11,384	1,414,348
The Kraft Heinz Co.	14,822	1,152,559
The Kroger Co.	26,794	735,495
The Procter & Gamble Co.	22,541	2,071,066
Tyson Foods, Inc., Class A	16,592	1,345,113
US Foods Holding Corp. (a)	48,611	1,552,149
Walgreens Boots Alliance, Inc.	17,966	1,304,691
Wal-Mart Stores, Inc.	18,260	1,803,175
		58,453,466
Energy (2.0%):
Andeavor	9,969	1,139,855
Cheniere Energy Partners LP Holdings LLC	50,531	1,399,203
Chevron Corp.	13,461	1,685,183
Devon Energy Corp.	20,977	868,448
Exxon Mobil Corp.	22,161	1,853,546
Marathon Petroleum Corp.	18,770	1,238,445
Newfield Exploration Co. (a)	22,207	700,187
ONEOK, Inc.	15,212	813,081
Phillips 66	16,595	1,678,584
Valero Energy Corp.	16,812	1,545,191
		12,921,723
Financials (18.8%):
Affiliated Managers Group, Inc.	6,051	1,241,968
Aflac, Inc.	22,441	1,969,871
Alleghany Corp. (a)	2,891	1,723,296
Ally Financial, Inc.	38,153	1,112,541
American Express Co.	18,480	1,835,248
American Financial Group, Inc.	15,120	1,641,125
Ameriprise Financial, Inc.	7,717	1,307,800
Arthur J. Gallagher & Co.	31,612	2,000,407
Assurant, Inc.	12,590	1,269,576
Athene Holding Ltd., Class A (a)	21,031	1,087,513
Bank of America Corp.	40,983	1,209,818
Bank of The Ozarks, Inc.	16,734	810,762
BB&T Corp.	27,214	1,353,080
Berkshire Hathaway, Inc., Class B (a)	11,359	2,251,581

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
BlackRock, Inc., Class A	3,597	$1,847,814
BOK Financial Corp.	13,379	1,235,149
Brown & Brown, Inc.	38,400	1,976,064
Capital One Financial Corp.	12,553	1,250,028
CBOE Holdings, Inc.	14,674	1,828,234
Cincinnati Financial Corp.	17,634	1,322,021
Citigroup, Inc.	17,768	1,322,117
Citizens Financial Group, Inc.	25,457	1,068,685
CME Group, Inc.	10,540	1,539,367
CNA Financial Corp.	26,378	1,399,353
Comerica, Inc.	14,333	1,244,248
Commerce Bank, Inc.	21,545	1,203,073
Credit Acceptance Corp. (a)	2,897	937,122
Cullen/Frost Bankers, Inc.	10,557	999,220
Discover Financial Services	21,506	1,654,242
E*TRADE Financial Corp. (a)	20,639	1,023,075
East West Bancorp, Inc.	15,180	923,399
Eaton Vance Corp.	25,491	1,437,437
Erie Indemnity Co., Class A	10,471	1,275,787
FactSet Research Systems, Inc.	8,683	1,673,735
Fifth Third BanCorp	37,109	1,125,887
First American Financial Corp.	30,078	1,685,571
First Republic Bank	13,589	1,177,351
Franklin Resources, Inc.	29,620	1,283,435
Huntington Bancshares, Inc.	73,661	1,072,504
Interactive Brokers Group, Inc., Class A	29,027	1,718,689
Intercontinental Exchange, Inc.	21,313	1,503,845
Invesco Ltd.	30,304	1,107,308
JPMorgan Chase & Co.	14,707	1,572,767
KeyCorp	55,026	1,109,874
Leucadia National Corp.	48,890	1,295,096
Lincoln National Corp.	15,012	1,153,972
Loews Corp.	42,107	2,106,613
M&T Bank Corp.	8,404	1,437,000
Markel Corp. (a)	1,604	1,827,165
MarketAxess Holdings, Inc.	4,878	984,137
Marsh & McLennan Co., Inc.	23,085	1,878,888
Morgan Stanley	21,129	1,108,639
MSCI, Inc.	9,975	1,262,237
New York Community Bancorp, Inc.	96,195	1,252,459
Northern Trust Corp.	12,617	1,260,312
PacWest Bancorp	18,961	955,634
People's United Financial, Inc.	76,360	1,427,932
Principal Financial Group, Inc.	21,043	1,484,794
Prudential Financial, Inc.	11,805	1,357,339
Raymond James Financial, Inc.	13,526	1,207,872
Regions Financial Corp.	66,068	1,141,655
Reinsurance Group of America, Inc.	10,921	1,702,912
S&P Global, Inc.	10,037	1,700,268
Santander Consumer USA Holdings, Inc.	51,613	961,034
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	24,878	$1,787,733
Signature Bank (a)	8,052	1,105,218
State Street Corp.	13,136	1,282,205
SunTrust Banks, Inc.	19,527	1,261,249
SVB Financial Group (a)	4,388	1,025,783
Synchrony Financial	23,913	923,281
Synovus Financial Corp.	25,029	1,199,890
T. Rowe Price Group, Inc.	13,137	1,378,465
TD Ameritrade Holding Corp.	17,584	899,070
The Allstate Corp.	21,496	2,250,846
The Bank of New York Mellon Corp.	28,018	1,509,049
The Charles Schwab Corp.	23,606	1,212,640
The Goldman Sachs Group, Inc.	4,854	1,236,605
The PNC Financial Services Group, Inc.	9,464	1,365,561
The Progressive Corp.	37,084	2,088,571
The Travelers Co., Inc.	17,080	2,316,732
Torchmark Corp.	25,319	2,296,686
U.S. BanCorp	30,263	1,621,493
Unum Group	26,533	1,456,396
W.R. Berkley Corp.	26,350	1,887,978
Wells Fargo & Co.	24,275	1,472,764
Western Alliance BanCorp (a)	18,321	1,037,335
Zions BanCorp	22,520	1,144,692
		122,598,187
Health Care (9.6%):
AbbVie, Inc.	20,450	1,977,719
ABIOMED, Inc. (a)	5,892	1,104,220
Agilent Technologies, Inc.	18,999	1,272,363
Alexion Pharmaceuticals, Inc. (a)	4,512	539,590
Align Technology, Inc. (a)	4,066	903,425
AmerisourceBergen Corp.	10,641	977,057
Amgen, Inc.	6,405	1,113,829
Anthem, Inc.	6,721	1,512,292
Baxter International, Inc.	25,992	1,680,123
Biogen, Inc. (a)	2,950	939,782
Boston Scientific Corp. (a)	47,534	1,178,368
Bristol-Myers Squibb Co.	14,295	875,998
Cardinal Health, Inc.	13,050	799,574
Catalent, Inc. (a)	17,911	735,784
Celgene Corp. (a)	7,691	802,633
Centene Corp. (a)	10,125	1,021,410
Cerner Corp. (a)	15,365	1,035,447
Charles River Laboratories International, Inc. (a)	11,354	1,242,695
Cigna Corp.	7,823	1,588,773
Danaher Corp.	19,505	1,810,453
DaVita, Inc. (a)	16,927	1,222,976
Edwards Lifesciences Corp. (a)	8,121	915,318
Express Scripts Holding Co. (a)	15,640	1,167,370
Gilead Sciences, Inc.	11,894	852,086
HCA Holdings, Inc. (a)	15,013	1,318,742

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	16,323	$1,140,651
Hologic, Inc. (a)	27,681	1,183,363
IDEXX Laboratories, Inc. (a)	5,429	848,987
Illumina, Inc. (a)	3,203	699,823
INC Research Holdings, Inc., Class A (a)	8,601	375,004
Intuitive Surgical, Inc. (a)	3,520	1,284,589
Johnson & Johnson	15,181	2,121,089
Laboratory Corp. of America Holdings (a)	8,511	1,357,590
McKesson Corp.	5,959	929,306
Mettler-Toledo International, Inc. (a)	2,114	1,309,665
PerkinElmer, Inc.	18,592	1,359,447
Pfizer, Inc.	58,607	2,122,746
Quest Diagnostics, Inc.	16,160	1,591,598
Regeneron Pharmaceuticals, Inc. (a)	1,405	528,224
ResMed, Inc.	12,697	1,075,309
Stryker Corp.	11,355	1,758,208
Teleflex, Inc.	5,127	1,275,700
The Cooper Co., Inc.	5,289	1,152,367
Thermo Fisher Scientific, Inc.	7,290	1,384,226
UnitedHealth Group, Inc.	8,677	1,912,930
Universal Health Services, Inc., Class B	9,635	1,092,127
Varian Medical Systems, Inc. (a)	12,130	1,348,250
Veeva Systems, Inc. (a)	10,831	598,738
Waters Corp. (a)	6,697	1,293,793
WellCare Health Plans, Inc. (a)	6,543	1,315,863
West Pharmaceutical Services, Inc.	11,713	1,155,722
Zimmer Biomet Holdings, Inc.	10,284	1,240,970
Zoetis, Inc.	22,261	1,603,682
		63,647,994
Industrials (18.9%):
3M Co.	9,595	2,258,375
A.O. Smith Corp.	24,081	1,475,684
Acuity Brands, Inc.	3,148	554,048
Aecom (a)	21,821	810,650
Alaska Air Group, Inc.	12,434	914,023
Allison Transmission Holdings, Inc.	31,196	1,343,612
AMERCO, Inc.	2,257	852,943
American Airlines Group, Inc.	16,603	863,854
AMETEK, Inc.	24,083	1,745,295
BWX Technologies, Inc.	23,291	1,408,873
C.H. Robinson Worldwide, Inc.	15,636	1,393,011
Cintas Corp.	8,820	1,374,421
Copart, Inc. (a)	41,082	1,774,332
CSX Corp.	12,515	688,450
Cummins, Inc.	6,873	1,214,047
Deere & Co.	10,267	1,606,888
Delta Air Lines, Inc.	19,324	1,082,144
Donaldson Co., Inc.	25,749	1,260,414
Dover Corp.	13,863	1,400,024
Eaton Corp. PLC	18,700	1,477,487

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	21,048	$1,466,835
Equifax, Inc.	11,152	1,315,044
Expeditors International of Washington, Inc.	25,075	1,622,102
Fastenal Co.	20,784	1,136,677
FedEx Corp.	5,965	1,488,506
Fortive Corp.	25,203	1,823,437
Fortune Brands Home & Security, Inc.	24,694	1,690,057
General Dynamics Corp.	7,705	1,567,582
General Electric Co.	58,973	1,029,079
HD Supply Holdings, Inc. (a)	19,704	788,751
HEICO Corp.	12,865	1,213,813
Honeywell International, Inc.	15,525	2,380,914
Hubbell, Inc.	11,631	1,574,140
Huntington Ingalls Industries, Inc.	5,288	1,246,382
IDEX Corp.	10,746	1,418,150
Illinois Tool Works, Inc.	11,207	1,869,887
Ingersoll-Rand PLC	16,200	1,444,878
J.B. Hunt Transport Services, Inc.	11,739	1,349,750
Jacobs Engineering Group, Inc.	18,465	1,217,951
JetBlue Airways Corp. (a)	43,571	973,376
Kansas City Southern	10,158	1,068,825
KAR Auction Services, Inc.	26,070	1,316,796
L3 Technologies, Inc.	7,581	1,499,901
Lennox International, Inc.	7,679	1,599,229
Lincoln Electric Holdings, Inc.	11,802	1,080,827
Lockheed Martin Corp.	6,406	2,056,646
Macquarie Infrastructure Corp.	16,916	1,086,007
ManpowerGroup, Inc.	8,946	1,128,180
Masco Corp.	33,810	1,485,611
Nielsen Holdings PLC	27,941	1,017,052
Nordson Corp.	8,094	1,184,962
Norfolk Southern Corp.	8,634	1,251,067
Northrop Grumman Corp.	7,572	2,323,922
Old Dominion Freight Line, Inc.	10,956	1,441,262
Orbital ATK, Inc.	11,797	1,551,306
Oshkosh Corp.	11,444	1,040,145
Owens Corning, Inc.	14,733	1,354,552
PACCAR, Inc.	16,908	1,201,821
Parker-Hannifin Corp.	7,452	1,487,270
Quanta Services, Inc. (a)	25,852	1,011,072
Raytheon Co.	9,631	1,809,183
Republic Services, Inc., Class A	35,255	2,383,590
Robert Half International, Inc.	20,674	1,148,234
Rockwell Automation, Inc.	7,287	1,430,802
Rockwell Collins, Inc.	7,782	1,055,395
Rollins, Inc.	30,545	1,421,259
Roper Technologies, Inc.	7,205	1,866,095
Sensata Technologies Holding NV (a) (b)	21,975	1,123,142
Snap-on, Inc.	7,037	1,226,549
Southwest Airlines Co.	16,743	1,095,830

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	11,007	$1,867,778
Teledyne Technologies, Inc. (a)	6,956	1,260,079
Textron, Inc.	23,124	1,308,587
The Boeing Co.	4,932	1,454,496
The Middleby Corp. (a)	8,112	1,094,714
Toro Co.	18,484	1,205,711
TransDigm Group, Inc.	3,152	865,602
TransUnion (a)	23,871	1,311,950
Union Pacific Corp.	12,707	1,704,008
United Continental Holdings, Inc. (a)	12,664	853,554
United Rentals, Inc. (a)	5,322	914,905
United Technologies Corp.	17,689	2,256,586
Verisk Analytics, Inc., Class A (a)	16,682	1,601,472
W.W. Grainger, Inc.	5,056	1,194,480
WABCO Holdings, Inc. (a)	8,686	1,246,441
Wabtec Corp. (b)	12,830	1,044,747
Waste Management, Inc.	31,725	2,737,867
Watsco, Inc.	9,171	1,559,437
XPO Logistics, Inc. (a)	11,230	1,028,556
Xylem, Inc.	19,789	1,349,610
		123,722,998
Information Technology (16.3%):
Activision Blizzard, Inc.	11,034	698,673
Adobe Systems, Inc. (a)	9,367	1,641,473
Akamai Technologies, Inc. (a)	12,442	809,228
Alliance Data Systems Corp.	3,929	995,923
Alphabet, Inc., Class A (a)	1,513	1,593,794
Amdocs Ltd.	31,586	2,068,251
Amphenol Corp., Class A	23,058	2,024,493
Analog Devices, Inc.	11,878	1,057,498
ANSYS, Inc. (a)	10,192	1,504,237
Apple, Inc.	7,587	1,283,948
Applied Materials, Inc.	19,698	1,006,962
Arista Networks, Inc. (a)	3,058	720,404
Arrow Electronics, Inc. (a)	14,278	1,148,094
Automatic Data Processing, Inc.	9,084	1,064,554
Black Knight, Inc. (a)	25,009	1,104,147
Broadridge Financial Solutions, Inc.	19,343	1,752,089
CA, Inc.	26,061	867,310
Cadence Design Systems, Inc. (a)	26,576	1,111,408
CDK Global, Inc.	23,132	1,648,849
CDW Corp. of Delaware	19,255	1,338,030
Cisco Systems, Inc.	41,734	1,598,412
Citrix Systems, Inc. (a)	11,761	1,034,968
Cognex Corp.	13,912	850,858
Cognizant Technology Solutions Corp., Class A	17,622	1,251,514
Coherent, Inc. (a)	1,850	522,107
CommScope Holding Co., Inc. (a)	20,911	791,063
Corning, Inc.	38,779	1,240,540
Costar Group, Inc. (a)	4,234	1,257,286

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
CSRA, Inc.	32,532	$973,357
Dolby Laboratories, Inc., Class A	22,832	1,415,584
eBay, Inc. (a)	30,122	1,136,804
Echostar Holding Corp. (a)	17,975	1,076,703
Euronet Worldwide, Inc. (a)	14,277	1,203,123
F5 Networks, Inc. (a)	8,046	1,055,796
Facebook, Inc., Class A (a)	7,999	1,411,504
Fidelity National Information Services, Inc.	19,768	1,859,971
First Data Corp., Class A (a)	53,251	889,824
Fiserv, Inc. (a)	14,155	1,856,145
FleetCor Technologies, Inc. (a)	5,314	1,022,573
FLIR Systems, Inc.	28,438	1,325,780
Fortinet, Inc. (a)	21,939	958,515
Genpact Ltd.	52,276	1,659,240
Global Payments, Inc.	11,575	1,160,278
Harris Corp.	13,122	1,858,731
HP, Inc.	52,959	1,112,669
Intel Corp.	42,471	1,960,462
InterActive Corp. (a)	6,652	813,407
International Business Machines Corp.	10,820	1,660,004
IPG Photonics Corp. (a)	4,511	965,940
Jack Henry & Associates, Inc.	16,999	1,988,204
Juniper Networks, Inc.	39,755	1,133,018
KLA-Tencor Corp.	9,600	1,008,672
Lam Research Corp.	5,174	952,378
Leidos Holdings, Inc.	18,996	1,226,572
Mastercard, Inc., Class A	12,864	1,947,095
Match Group, Inc. (a) (b)	31,756	994,280
Maxim Integrated Products, Inc.	21,921	1,146,030
Microchip Technology, Inc.	11,289	992,077
Microsemi Corp. (a)	16,876	871,645
Microsoft Corp.	22,223	1,900,956
Motorola Solutions, Inc.	15,519	1,401,986
National Instruments Corp.	33,194	1,381,866
NetApp, Inc.	25,414	1,405,902
Nvidia Corp.	2,894	559,989
ON Semiconductor Corp. (a)	41,578	870,643
Oracle Corp.	25,982	1,228,429
Paychex, Inc.	24,747	1,684,776
PayPal Holdings, Inc. (a)	18,070	1,330,313
QUALCOMM, Inc.	16,972	1,086,547
Red Hat, Inc. (a)	9,439	1,133,624
Seagate Technology PLC	15,110	632,202
Skyworks Solutions, Inc.	7,481	710,321
SS&C Technologies Holdings, Inc.	29,444	1,191,893
Synopsys, Inc. (a)	17,654	1,504,827
Teradyne, Inc.	23,846	998,432
Texas Instruments, Inc.	15,336	1,601,693
The Ultimate Software Group, Inc. (a)	4,210	918,748
Total System Services, Inc.	18,280	1,445,765

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Trimble Navigation Ltd. (a)	27,831	$1,131,052
Tyler Technologies, Inc. (a)	6,205	1,098,595
Vantiv, Inc. (a) (b)	17,021	1,251,895
VeriSign, Inc. (a) (b)	15,663	1,792,474
Visa, Inc., Class A	17,190	1,960,004
VMware, Inc., Class A (a) (b)	10,502	1,316,111
Xerox Corp.	22,657	660,452
Xilinx, Inc.	14,955	1,008,266
		106,830,255
Materials (4.6%):
Air Products & Chemicals, Inc.	10,159	1,666,889
Albemarle Corp.	7,546	965,058
AptarGroup, Inc.	18,363	1,584,360
Avery Dennison Corp.	14,468	1,661,794
Berry Global Group, Inc. (a)	22,242	1,304,938
Celanese Corp., Series A	11,843	1,268,148
Crown Holdings, Inc. (a)	29,014	1,632,038
Eastman Chemical Co.	15,387	1,425,452
Ecolab, Inc.	15,269	2,048,794
Freeport-McMoRan, Inc. (a)	33,739	639,691
Huntsman Corp.	29,267	974,298
International Flavors & Fragrances, Inc.	9,297	1,418,815
International Paper Co.	19,611	1,136,261
Lyondellbasell Industries NV, Class A	11,641	1,284,235
Martin Marietta Materials, Inc.	3,839	848,573
Nucor Corp.	13,942	886,432
Packaging Corp. of America	10,192	1,228,646
Praxair, Inc.	12,065	1,866,214
Reliance Steel & Aluminum Co.	12,165	1,043,636
Royal Gold, Inc.	8,895	730,457
Steel Dynamics, Inc.	18,044	778,238
The Sherwin-Williams Co.	3,716	1,523,709
Vulcan Materials Co.	7,230	928,115
Westlake Chemical Corp.	10,456	1,113,878
		29,958,669
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	27,440	1,188,427
Jones Lang LaSalle, Inc.	7,196	1,071,700
		2,260,127
Telecommunication Services (0.9%):
AT&T, Inc.	40,482	1,573,940
CenturyLink, Inc.	40,520	675,874
T-Mobile US, Inc. (a)	16,117	1,023,591
Verizon Communications, Inc.	26,995	1,428,845
Zayo Group Holdings, Inc. (a)	28,021	1,031,173
		5,733,423

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (6.9%):
Alliant Energy Corp.	42,407	$1,806,962
Ameren Corp.	32,447	1,914,049
American Water Works Co., Inc.	20,338	1,860,724
Aqua America, Inc.	47,794	1,874,958
Atmos Energy Corp.	20,927	1,797,420
Avangrid, Inc.	33,037	1,671,011
CenterPoint Energy, Inc.	57,880	1,641,477
CMS Energy Corp.	43,569	2,060,813
Consolidated Edison, Inc.	23,597	2,004,565
Dominion Resources, Inc.	20,926	1,696,262
DTE Energy Co.	18,599	2,035,846
Edison International	24,532	1,551,404
Eversource Energy	32,466	2,051,202
Exelon Corp.	40,012	1,576,873
MDU Resources Group, Inc.	43,862	1,179,011
NextEra Energy, Inc.	13,786	2,153,235
OGE Energy Corp.	50,306	1,655,570
PG&E Corp.	25,744	1,154,104
Pinnacle West Capital Corp.	22,618	1,926,601
PPL Corp.	56,390	1,745,271
SCANA Corp.	17,718	704,822
Sempra Energy	16,094	1,720,770
Vectren Corp.	21,734	1,413,145
WEC Energy Group, Inc.	28,937	1,922,285
Westar Energy, Inc.	30,063	1,587,326
Xcel Energy, Inc.	41,434	1,993,390
		44,699,096
Total Common Stocks (Cost $569,323,523)		653,858,065
Investment Companies (0.1%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.18%	748,510	748,510
Total Investment Companies (Cost $748,510)		748,510
Collateral for Securities Loaned (1.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	3,397,598	3,397,598
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	3,907,817	3,907,817
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	3,256,162	3,256,162
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	65,126	65,126
Total Collateral for Securities Loaned (Cost $10,626,703)		10,626,703
Total Investments (Cost $580,698,736) — 101.5%		665,233,278
Liabilities in excess of other assets — (1.5)%		(10,026,252)
NET ASSETS — 100.00%		$655,207,026

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500 Futures	7	3/19/18	$923,836	$936,600	$12,764
	Total unrealized appreciation				$12,764
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$12,764

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (11.5%):
Darden Restaurants, Inc.	63,839	$6,129,820
General Motors Co.	123,222	5,050,870
Genuine Parts Co.	63,518	6,034,845
Harley-Davidson, Inc. (a)	99,143	5,044,396
Kohl's Corp.	53,955	2,925,980
L Brands, Inc.	59,359	3,574,599
Las Vegas Sands Corp.	74,481	5,175,685
Leggett & Platt, Inc.	129,610	6,186,285
Macy's, Inc.	99,000	2,493,810
Omnicom Group, Inc.	80,879	5,890,418
Tapestry, Inc.	75,534	3,340,869
Target Corp.	60,038	3,917,479
The Gap, Inc.	120,333	4,098,542
The Interpublic Group of Co., Inc.	177,989	3,588,258
VF Corp.	75,475	5,585,150
Viacom, Inc., Class B	105,526	3,251,256
		72,288,262
Consumer Staples (16.1%):
Altria Group, Inc.	90,718	6,478,172
Archer-Daniels-Midland Co.	115,586	4,632,687
Campbell Soup Co. (a)	106,586	5,127,852
Conagra Brands, Inc.	183,992	6,930,979
Costco Wholesale Corp.	31,443	5,852,171
General Mills, Inc.	115,983	6,876,632
Kimberly-Clark Corp.	58,471	7,055,111
PepsiCo, Inc.	92,182	11,054,465
Philip Morris International, Inc.	58,877	6,220,355
The Coca-Cola Co.	249,930	11,466,789
The J.M. Smucker Co.	51,092	6,347,670
The Kraft Heinz Co.	66,456	5,167,619
The Procter & Gamble Co.	100,960	9,276,205
Wal-Mart Stores, Inc.	81,788	8,076,565
		100,563,272
Energy (6.4%):
Chevron Corp.	60,338	7,553,714
Exxon Mobil Corp.	99,218	8,298,594
Marathon Petroleum Corp.	84,059	5,546,213
ONEOK, Inc.	68,059	3,637,754
Phillips 66	74,282	7,513,624
Valero Energy Corp.	75,207	6,912,275
		39,462,174
Financials (16.7%):
American Financial Group, Inc.	67,819	7,361,074
Arthur J. Gallagher & Co.	141,529	8,955,955
BB&T Corp.	122,003	6,065,989
CME Group, Inc.	47,282	6,905,536

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
CNA Financial Corp.	118,231	$6,272,155
Cullen/Frost Bankers, Inc.	47,364	4,483,003
First American Financial Corp.	134,726	7,550,045
Invesco Ltd.	135,708	4,958,770
New York Community Bancorp, Inc.	430,956	5,611,047
PacWest Bancorp	84,840	4,275,936
People's United Financial, Inc.	342,140	6,398,018
Principal Financial Group, Inc.	94,354	6,657,618
Prudential Financial, Inc.	52,873	6,079,338
T. Rowe Price Group, Inc.	58,817	6,171,668
W.R. Berkley Corp.	118,071	8,459,787
Wells Fargo & Co.	108,823	6,602,291
		102,808,230
Health Care (3.5%):
AbbVie, Inc.	91,646	8,863,085
Cardinal Health, Inc.	58,338	3,574,369
Pfizer, Inc.	262,590	9,511,010
		21,948,464
Industrials (9.5%):
Cummins, Inc.	30,684	5,420,022
Eaton Corp. PLC	83,664	6,610,293
Emerson Electric Co.	94,377	6,577,133
Fastenal Co.	93,204	5,097,327
General Electric Co.	264,061	4,607,864
KAR Auction Services, Inc.	116,793	5,899,214
Macquarie Infrastructure Corp.	75,778	4,864,948
Nielsen Holdings PLC	125,182	4,556,625
TransDigm Group, Inc. (a)	14,063	3,861,981
W.W. Grainger, Inc.	22,614	5,342,558
Watsco, Inc.	41,124	6,992,724
		59,830,689
Information Technology (9.0%):
CA, Inc.	116,754	3,885,573
Cisco Systems, Inc.	187,016	7,162,713
HP, Inc.	237,280	4,985,253
Intel Corp.	190,281	8,783,371
International Business Machines Corp.	48,557	7,449,615
Maxim Integrated Products, Inc.	98,087	5,127,988
Paychex, Inc.	110,894	7,549,663
QUALCOMM, Inc.	76,085	4,870,962
Seagate Technology PLC	67,763	2,835,204
Xerox Corp.	101,585	2,961,203
		55,611,545
Materials (2.3%):
International Paper Co.	87,861	5,090,666
Lyondellbasell Industries NV, Class A	52,245	5,763,668
Nucor Corp.	62,439	3,969,872
		14,824,206

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Telecommunication Services (2.7%):
AT&T, Inc.	181,279	$7,048,128
CenturyLink, Inc.	181,471	3,026,936
Verizon Communications, Inc.	120,885	6,398,443
		16,473,507
Utilities (22.0%):
Alliant Energy Corp.	189,942	8,093,429
Ameren Corp.	145,303	8,571,424
Avangrid, Inc.	147,994	7,485,537
CenterPoint Energy, Inc.	259,221	7,351,508
Consolidated Edison, Inc.	105,679	8,977,431
Dominion Resources, Inc.	93,724	7,597,267
DTE Energy Co.	83,378	9,126,556
Eversource Energy	145,393	9,185,929
Exelon Corp.	179,238	7,063,770
MDU Resources Group, Inc.	196,570	5,283,802
OGE Energy Corp.	225,431	7,418,934
PG&E Corp.	115,291	5,168,496
Pinnacle West Capital Corp.	101,371	8,634,782
PPL Corp.	252,598	7,817,908
SCANA Corp.	79,358	3,156,861
WEC Energy Group, Inc.	129,559	8,606,604
Westar Energy, Inc.	134,652	7,109,626
Xcel Energy, Inc.	185,681	8,933,112
		135,582,976
Total Common Stocks (Cost $572,348,258)		619,393,325
Investment Companies (0.1%)
JPMorgan U.S. Treasury Plus Money Market Fund,
Class L, 1.18% (b)	571,511	571,511
Total Investment Companies (Cost $571,511)		571,511
Collateral for Securities Loaned (2.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (b)	4,225,518	4,225,518
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (b)	4,860,066	4,860,066
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (b)	4,049,616	4,049,616
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (b)	80,995	80,995
Total Collateral for Securities Loaned (Cost $13,216,195)		13,216,195
Total Investments (Cost $586,135,964) — 101.9%		633,181,031
Liabilities in excess of other assets — (1.9)%		(11,683,410)
NET ASSETS — 100.00%		$621,497,621

(a)  All or a portion of this security is on loan.

(b)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	7	3/19/18	$926,503	$936,600	$10,097
	Total unrealized appreciation				$10,097
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$10,097

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (16.2%):
Adtalem Global Education, Inc. (a)	4,210	$177,031
American Axle & Manufacturing Holdings, Inc. (a)	7,570	128,917
American Eagle Outfitters, Inc.	7,373	138,612
American Outdoor Brands Corp. (a) (b)	7,520	96,557
Asbury Automotive Group, Inc. (a)	2,380	152,320
Big Lots, Inc. (b)	3,190	179,119
BJ's Restaurants, Inc.	4,826	175,666
Bob Evans Farms, Inc.	1,609	126,821
Bojangles', Inc. (a)	8,393	99,037
Boyd Gaming Corp.	6,007	210,545
Brinker International, Inc. (b)	4,873	189,267
Buffalo Wild Wings, Inc. (a)	1,281	200,284
Capella Education Co.	1,899	146,983
Cavco Industries, Inc. (a)	968	147,717
Century Communities, Inc. (a)	6,700	208,370
Chico's FAS, Inc.	11,892	104,887
Cooper Tire & Rubber Co.	3,949	139,597
Cooper-Standard Holding (a)	1,505	184,363
Core-Mark Holding Co., Inc.	3,472	109,646
Dave & Buster's Entertainment, Inc. (a)	3,361	185,426
Del Taco Restaurants, Inc. (a)	10,581	128,242
Denny's Corp. (a)	13,904	184,089
Dick's Sporting Goods, Inc.	2,950	84,783
Dineequity, Inc. (b)	3,212	162,945
Dorman Products, Inc. (a)	2,060	125,948
DSW, Inc., Class A	4,850	103,839
Duluth Holdings, Inc. (a) (b)	4,375	78,094
Entravision Communications Corp.	19,969	142,778
Ethan Allen Interiors, Inc.	3,538	101,187
Five Below, Inc. (a)	2,529	167,722
Fox Factory Holding Corp. (a)	3,507	136,247
GameStop Corp., Class A (b)	5,325	95,584
Gentherm, Inc. (a)	3,802	120,714
Group 1 Automotive, Inc.	1,824	129,449
Haverty Furniture Cos., Inc.	4,581	103,760
Helen of Troy Ltd. (a)	1,791	172,563
HSN, Inc.	2,458	99,180
Installed Building Products, Inc. (a)	2,256	171,343
International Speedway Corp., Class A	5,610	223,560
iRobot Corp. (a)	876	67,189
Jack in the Box, Inc.	1,988	195,043
KB Home	7,561	241,574
La-Z-Boy, Inc.	3,590	112,008
LCI Industries	1,252	162,760
Lgi Homes, Inc. (a) (b)	2,304	172,869
Lithia Motors, Inc.	1,002	113,817
M/I Homes, Inc. (a)	6,864	236,122
Malibu Boats, Inc., Class A (a)	4,607	136,966

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Marcus Corp.	6,041	$165,221
MDC Holdings, Inc.	5,283	168,422
Meredith Corp.	2,714	179,260
Meritage Homes Corp. (a)	3,781	193,587
Monro Muffler Brake, Inc. (b)	2,470	140,667
Motorcar Parts of America, Inc. (a)	4,555	113,829
MSG Networks, Inc., Class A (a)	6,931	140,353
Nautilus, Inc. (a)	5,370	71,690
Nexstar Broadcasting Group, Inc., Class A	2,142	167,504
Nutrisystem, Inc.	1,696	89,210
Office Depot, Inc.	17,183	60,828
Ollie's Bargain Outlet Holdings, Inc. (a)	3,109	165,554
Papa John's International, Inc. (b)	2,162	121,310
Penn National Gaming, Inc. (a)	5,545	173,725
PetMed Express, Inc. (b)	2,269	103,239
Planet Fitness, Inc., Class A (a)	6,272	217,200
Regal Entertainment Group, Class A	9,014	207,412
Ruth's Hospitality Group, Inc.	8,831	191,191
Sally Beauty Holdings, Inc. (a)	6,632	124,416
Shake Shack, Inc., Class A (a)	4,189	180,965
Sonic Corp.	6,834	187,798
Standard Motor Products, Inc.	4,083	183,368
Steven Madden Ltd. (a)	4,165	194,506
Strayer Education, Inc.	1,687	151,121
Sturm Ruger & Co. (b)	2,724	152,135
Taylor Morrison Home Corp., Class A (a)	7,917	193,729
The Buckle, Inc. (b)	5,741	136,349
The Cheesecake Factory, Inc. (b)	3,929	189,299
The Children's Place, Inc.	916	133,141
The Tile Shop Holdings, Inc.	4,891	46,954
TRI Pointe Group, Inc. (a)	13,563	243,049
Unifi, Inc. (a)	4,359	156,357
Universal Electronics, Inc. (a)	2,143	101,257
Urban Outfitters, Inc. (a)	4,028	141,222
Wingstop, Inc. (b)	4,391	171,161
Winnebago Industries, Inc.	2,723	151,399
World Wrestling Entertainment, Inc. (b)	7,525	230,115
		12,810,083
Consumer Staples (4.7%):
Amplify Snack Brands, Inc. (a)	10,242	123,006
B&G Foods, Inc. (b)	4,317	151,743
Calavo Growers, Inc. (b)	2,088	176,227
Darling Ingredients, Inc. (a)	7,693	139,474
Energizer Holdings, Inc.	3,518	168,794
Farmer Brothers Co. (a)	3,846	123,649
Fresh Del Monte Produce, Inc.	2,842	135,478
Inter Parfums, Inc.	4,415	191,832
J&J Snack Foods Corp.	1,852	281,190
John B. Sanfilippo & Son, Inc.	2,513	158,947
Medifast, Inc.	2,711	189,255

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Mgp Ingredients, Inc.	2,034	$156,374
Performance Food Group Co. (a)	5,959	197,243
PriceSmart, Inc.	1,938	166,862
SpartanNash Co.	5,215	139,136
Sprouts Farmers Markets, Inc. (a)	5,439	132,440
The Boston Beer Co., Inc. (a)	893	170,652
Tootsie Roll Industries, Inc. (b)	5,718	208,135
United Natural Foods, Inc. (a)	3,689	181,757
USANA Health Sciences, Inc. (a)	2,067	153,061
WD-40 Co.	1,788	210,984
Weis Markets, Inc.	2,741	113,450
		3,669,689
Energy (0.6%):
Diamond Offshore Drilling, Inc. (a)	6,731	125,129
Matador Resources Co. (a)	4,079	126,979
Rex American Resources Corp. (a)	1,479	122,446
World Fuel Services Corp.	3,519	99,025
		473,579
Financials (24.4%):
1st Source Corp.	3,745	185,190
Ameris Bancorp	3,395	163,639
AMERISAFE, Inc.	2,831	174,390
AmTrust Financial Services, Inc. (b)	4,975	50,098
Artisan Partners Asset Management, Class A	5,376	212,352
Banc of California, Inc.	5,341	110,292
BancFirst Corp.	3,169	162,094
BancorpSouth Bank	5,637	177,284
Banner Corp.	3,100	170,872
Beneficial Bancorp, Inc.	11,416	187,793
Berkshire Hills Bancorp, Inc.	6,015	220,150
BofI Holding, Inc. (a)	4,462	133,414
Boston Private Financial Holdings, Inc.	9,916	153,202
Brookline BanCorp, Inc.	11,159	175,196
Capitol Federal Financial, Inc.	18,701	250,779
Cathay General Bancorp	4,604	194,151
Centerstate Banks, Inc.	7,499	192,949
Central Pacific Financial Corp.	4,884	145,690
City Holding Co.	2,667	179,942
Cohen & Steers, Inc.	6,071	287,098
Columbia Banking System, Inc.	4,547	197,522
Community Bank System, Inc.	3,236	173,935
Customers BanCorp, Inc. (a)	5,943	154,459
CVB Financial Corp.	7,830	184,475
Eagle Bancorp, Inc. (a)	2,846	164,783
Employers Holdings, Inc.	4,701	208,724
Enterprise Financial Services Corp.	4,180	188,727
Evercore Partners, Inc., Class A	2,528	227,520
FB Financial Corp. (a)	3,311	139,029
FBL Financial Group, Inc., Class A	2,106	146,683

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
FCB Financial Holdings, Inc. (a)	4,243	$215,545
Federated Investors, Inc., Class B	7,383	266,379
Financial Engines, Inc.	4,160	126,048
First Busey Corp.	6,409	191,885
First Commonwealth Financial Corp.	12,689	181,706
First Financial Bancorp	5,582	147,086
First Financial Bankshares, Inc.	3,849	173,397
First Horizon National Corp.	4,347	86,904
First Interstate BancSystem, Inc., Class A	4,641	185,872
First Merchants Corp.	4,565	192,004
First Midwest Bancorp, Inc.	8,476	203,509
Flagstar BanCorp, Inc. (a)	4,783	178,980
Glacier Bancorp, Inc.	4,930	194,193
Great Western BanCorp, Inc.	4,178	166,284
Hanmi Financial Corp.	5,661	171,811
Heartland Financial USA, Inc.	3,675	197,164
Hilltop Holdings, Inc.	6,942	175,841
Hope Bancorp, Inc.	9,452	172,499
Horace Mann Educators Corp.	5,479	241,624
Houlihan Lokey, Inc.	4,672	212,249
Independent Bank Corp.	2,168	151,435
Independent Bank Group, Inc.	2,305	155,818
Infinity Property & Casualty Corp.	2,216	234,896
International Bancshares Corp.	4,087	162,254
Kearny Financial Corp.	13,470	194,642
Lakeland BanCorp, Inc.	8,217	158,177
Lakeland Financial Corp.	3,774	183,001
LegacyTexas Financial Group, Inc.	3,681	155,375
LendingTree, Inc. (a)	422	143,670
Live Oak Bancshares, Inc.	6,044	144,149
Mainsource Financial Group, Inc.	5,100	185,181
Meridian BanCorp, Inc.	10,358	213,375
Moelis & Co., Class A	3,654	177,219
National Bank Holdings Corp.	5,538	179,597
National Western Life Group, Inc., Class A	585	193,647
NBT Bancorp, Inc.	5,164	190,035
Nelnet, Inc., Class A	2,882	157,876
Northwest Bancshares, Inc.	14,192	237,432
Old National Bancorp	10,684	186,436
Pacific Premier Bancorp, Inc. (a)	3,833	153,320
Park National Corp.	1,812	188,448
Pennymac Financial Services, Inc. (a)	8,218	183,672
ProAssurance Corp.	4,024	229,972
Provident Financial Services, Inc.	8,238	222,179
Renasant Corp.	4,596	187,930
RLI Corp.	3,255	197,448
S&T Bancorp, Inc.	4,254	169,352
Safety Insurance Group, Inc.	3,601	289,520
Sandy Spring BanCorp	4,616	180,116
Seacoast Banking Corp. of Florida (a)	6,845	172,562

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Selective Insurance Group, Inc.	3,929	$230,632
ServisFirst Bancshares, Inc.	4,268	177,122
Simmons First National Corp., Class A	3,179	181,521
South State Corp.	2,293	199,835
Southside Bancshares, Inc.	4,991	168,097
State Bank Financial Corp.	6,418	191,513
Stewart Information Services	5,195	219,749
TCF Financial Corp.	9,982	204,632
The Navigators Group, Inc.	4,039	196,699
Tompkins Financial Corp.	2,025	164,734
Towne Bank	5,587	171,800
Trico Bancshares	4,891	185,173
Trustmark Corp.	6,070	193,390
Union Bankshares Corp.	4,749	171,771
United Community Banks, Inc.	6,167	173,539
United Financial Bancorp, Inc.	9,398	165,781
United Fire Group, Inc.	4,189	190,935
Valley National Bancorp	15,670	175,817
Waddell & Reed Financial, Inc., Class A	7,586	169,471
Walker & Dunlop, Inc. (a)	2,252	106,970
Washington Federal, Inc.	5,978	204,747
Washington Trust BanCorp, Inc.	3,143	167,365
WesBanco, Inc.	4,353	176,949
Westamerica BanCorp (b)	3,421	203,721
WisdomTree Investments, Inc.	12,193	153,022
WSFS Financial Corp.	3,871	185,227
		19,302,358
Health Care (6.9%):
Abaxis, Inc.	2,854	141,330
Almost Family, Inc. (a)	2,419	133,892
Amedisys, Inc. (a)	2,181	114,961
AMN Healthcare Services, Inc. (a)	3,682	181,339
Anika Therapeutics, Inc. (a)	2,850	153,644
Atrion Corp.	242	152,605
Biotelemetry, Inc. (a)	2,507	74,959
Cambrex Corp. (a)	2,257	108,336
Corcept Therapeutics, Inc. (a) (b)	4,337	78,326
CorVel Corp. (a)	3,390	179,331
CryoLife, Inc. (a)	4,502	86,213
Eagle Pharmaceuticals, Inc. (a)	1,162	62,074
Emergent Biosolutions, Inc. (a)	3,661	170,126
Globus Medical, Inc. (a)	5,639	231,763
Halyard Health, Inc. (a)	3,832	176,962
HealthEquity, Inc. (a)	2,316	108,065
Heska Corp. (a)	976	78,285
HMS Holdings Corp. (a)	8,678	147,092
Innoviva, Inc. (a)	8,295	117,706
Inogen, Inc. (a)	1,537	183,026
Lantheus Holdings, Inc. (a)	3,494	71,452
Lemaitre Vascular, Inc.	2,071	65,941

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
LHC Group, Inc. (a)	2,113	$129,421
LifePoint Health, Inc. (a)	3,213	160,007
Magellan Health, Inc. (a)	1,890	182,479
Meridian Bioscience, Inc.	6,555	91,770
Merit Medical Systems, Inc. (a)	3,352	144,806
MiMedx Group, Inc. (a) (b)	5,803	73,176
National Healthcare Corp.	4,059	247,354
Neogen Corp. (a)	2,614	214,897
OraSure Technologies, Inc. (a)	4,120	77,703
Owens & Minor, Inc.	7,149	134,973
Phibro Animal Health Corp., Class A	4,030	135,005
Prestige Brands Holdings, Inc. (a)	4,076	181,015
Quality Systems, Inc. (a)	9,826	133,437
Repligen Corp. (a)	2,938	106,591
Select Medical Holdings Corp. (a)	6,149	108,530
Supernus Pharmaceuticals, Inc. (a)	1,946	77,548
The Ensign Group, Inc.	6,148	136,486
Tivity Health, Inc. (a)	3,274	119,665
US Physical Therapy, Inc.	2,493	179,995
		5,452,286
Industrials (24.7%):
AAON, Inc.	4,418	162,141
AAR Corp.	5,042	198,100
Acco Brands Corp. (a)	11,425	139,385
Actuant Corp., Class A	5,482	138,695
Aegion Corp. (a)	4,360	110,875
Alamo Group, Inc.	2,104	237,478
Albany International Corp., Class A	3,171	194,858
Allegiant Travel Co.	1,123	173,784
Altra Industrial Motion Corp.	3,047	153,569
American Railcar Industries, Inc.	3,540	147,406
American Woodmark Corp. (a)	1,639	213,479
Apogee Enterprises, Inc.	2,746	125,575
Applied Industrial Technologies, Inc.	3,067	208,863
Argan, Inc.	1,700	76,500
Armstrong World Industries, Inc. (a)	2,931	177,472
Astec Industries, Inc.	2,822	165,087
Astronics Corp. (a)	4,920	204,032
Atkore International Group, Inc. (a)	5,080	108,966
Axon Enterprise, Inc. (a)	6,606	175,059
AZZ, Inc.	2,653	135,568
BMC Stock Holdings, Inc. (a)	6,617	167,410
Brady Corp., Class A	5,531	209,625
Builders FirstSource, Inc. (a)	6,331	137,952
Comfort Systems USA, Inc.	3,743	163,381
Continental Building Products, Inc. (a)	5,400	152,010
CSW Industrials, Inc. (a)	4,270	196,206
Dycom Industries, Inc. (a)	1,152	128,367
Encore Wire Corp.	3,235	157,383
EnerSys	2,105	146,571
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Ennis, Inc.	7,787	$161,580
ESCO Technologies, Inc.	2,600	156,650
Esterline Technologies Corp. (a)	1,463	109,286
Exponent, Inc.	2,549	181,234
Federal Signal Corp.	9,190	184,627
Forward Air Corp.	3,233	185,704
Franklin Electric Co., Inc.	3,500	160,650
GATX Corp. (b)	2,779	172,743
Generac Holdings, Inc. (a)	3,475	172,082
Global Brass & Copper Holdings, Inc.	4,314	142,793
Gms, Inc. (a)	3,995	150,372
Gorman-Rupp Co.	4,054	126,525
Griffon Corp.	6,931	141,046
H&E Equipment Services, Inc.	3,569	145,080
Hawaiian Holdings, Inc.	2,562	102,096
Heartland Express, Inc.	8,502	198,437
Herman Miller, Inc.	4,802	192,320
Hillenbrand, Inc.	5,843	261,182
HNI Corp.	3,267	126,008
Hub Group, Inc., Class A (a)	2,638	126,360
Hyster-Yale Materials Handling, Inc., Class A	1,688	143,750
ICF International, Inc. (a)	2,525	132,563
Innerworkings, Inc. (a)	13,645	136,859
Insperity, Inc.	2,818	161,612
Interface, Inc.	8,665	217,925
John Bean Technologies Corp.	1,826	202,321
Kadant, Inc.	1,382	138,753
Kaman Corp., Class A	4,229	248,833
Kelly Services, Inc., Class A	7,696	209,870
Kimball International, Inc., Class B	9,929	185,374
KLX, Inc. (a)	3,009	205,365
Knoll, Inc.	7,299	168,169
Korn/Ferry International	5,300	219,314
Lindsay Corp.	2,207	194,657
Lydall, Inc. (a)	2,626	133,270
Marten Transport Ltd.	8,480	172,144
Masonite International Corp. (a)	1,684	124,869
Matson, Inc.	3,456	103,127
Matthews International Corp., Class A	3,137	165,634
McGrath RentCorp	3,520	165,370
Mercury Systems, Inc. (a)	2,919	149,891
Meritor, Inc. (a)	6,360	149,206
Mistras Group, Inc. (a)	5,886	138,144
Mobile Mini, Inc.	4,118	142,071
Moog, Inc., Class A (a)	2,128	184,817
MSA Safety, Inc.	2,011	155,893
Mueller Industries, Inc.	4,266	151,144
Mueller Water Products, Inc., Class A	12,189	152,728
Multi-Color Corp.	2,341	175,224
National Presto Industries, Inc. (b)	1,736	172,645

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Navigant Consulting, Inc. (a)	8,428	$163,587
NCI Building Systems, Inc. (a)	9,332	180,108
Nv5 Global, Inc. (a)	2,398	129,852
On Assignment, Inc. (a)	3,331	214,083
Park-Ohio Holdings Corp.	3,134	144,007
Patrick Industries, Inc. (a)	2,357	163,694
PGT, Inc. (a)	10,047	169,292
Primoris Services Corp.	5,119	139,186
Proto Labs, Inc. (a)	1,777	183,031
Quad/Graphics, Inc.	5,705	128,933
Raven Industries, Inc.	3,828	131,492
RBC Bearings, Inc. (a)	1,609	203,378
Rexnord Corp. (a)	6,775	176,286
RPX Corp.	10,141	136,295
Rush Enterprises, Inc., Class A (a)	3,523	179,004
Saia, Inc. (a)	2,300	162,725
Simpson Manufacturing Co., Inc.	5,200	298,531
SP Plus Corp. (a)	3,758	139,422
Spirit Airlines, Inc. (a)	3,292	147,646
Standex International Corp.	1,715	174,673
Steelcase, Inc., Class A	9,654	146,741
Sun Hydraulics Corp.	2,895	187,278
Sunrun, Inc. (a)	12,327	72,729
Tetra Tech, Inc.	3,563	171,558
The Greenbrier Cos., Inc.	2,561	136,501
Thermon Group Holdings, Inc. (a)	8,418	199,255
Trex Co., Inc. (a)	1,745	189,141
Trinet Group, Inc. (a)	3,459	153,372
TrueBlue, Inc. (a)	6,449	177,348
Tutor Perini Corp. (a)	4,003	101,476
UniFirst Corp.	1,552	255,924
Universal Forest Products, Inc.	4,587	172,563
US Ecology, Inc.	3,108	158,508
Vse Corp.	2,744	132,892
Wabash National Corp.	4,863	105,527
WageWorks, Inc. (a)	2,455	152,210
Watts Water Technologies, Inc., Class A	3,011	228,685
Welbilt, Inc. (a)	8,836	207,734
Werner Enterprises, Inc.	4,471	172,804
		19,391,585
Information Technology (12.0%):
Acacia Communications, Inc. (a) (b)	1,471	53,294
ADTRAN, Inc.	7,646	147,950
Advanced Energy Industries, Inc. (a)	1,831	123,556
Alarm.com Holdings, Inc. (a)	3,326	125,557
Ambarella, Inc. (a)	2,668	156,745
Anixter International, Inc. (a)	1,966	149,416
Applied Optoelectronics, Inc. (a) (b)	721	27,268
AVX Corp.	10,718	185,421
Axcelis Technologies, Inc. (a)	4,372	125,476

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Badger Meter, Inc.	3,354	$160,321
Barracuda Networks, Inc. (a)	4,477	123,118
Benchmark Electronics, Inc. (a)	5,534	161,039
Brooks Automation, Inc.	3,724	88,817
Cabot Microelectronics Corp.	2,408	226,545
Cass Information Systems, Inc.	3,033	176,551
CEVA, Inc. (a)	2,972	137,158
Cohu, Inc.	5,119	112,362
Control4 Corp. (a)	3,434	102,196
Convergys Corp.	7,398	173,853
CSG Systems International, Inc.	3,073	134,659
CTS Corp.	6,314	162,586
Diodes, Inc. (a)	4,824	138,304
Ebix, Inc. (b)	2,704	214,292
Electronics For Imaging, Inc. (a)	1,207	35,643
Ellie Mae, Inc. (a)	1,311	117,203
ePlus, Inc. (a)	2,132	160,326
ExlService Holdings, Inc. (a)	3,993	240,977
Finisar Corp. (a)	3,313	67,420
Forrester Research, Inc.	3,714	164,159
Ichor Holdings Ltd. (a)	2,963	72,890
II-VI, Inc. (a)	2,280	107,046
Insight Enterprises, Inc. (a)	2,433	93,160
InterDigital, Inc.	1,911	145,523
IXYS Corp. (a)	3,371	80,735
Kimball Electronics, Inc. (a)	7,644	139,503
Manhattan Associates, Inc. (a)	3,137	155,407
ManTech International Corp., Class A	3,515	176,418
MaxLinear, Inc., Class A (a)	5,227	138,097
Mesa Laboratories, Inc.	994	123,554
Methode Electronics, Inc.	3,608	144,681
MicroStrategy, Inc., Class A (a)	750	98,475
MoneyGram International, Inc. (a)	6,998	92,234
MTS Systems Corp.	2,732	146,708
Nanometrics, Inc. (a)	4,228	105,362
NETGEAR, Inc. (a)	2,704	158,860
NIC, Inc.	8,847	146,860
Novanta, Inc. (a)	3,539	176,950
Oclaro, Inc. (a)	7,961	53,657
OSI Systems, Inc. (a)	1,990	128,116
PC Connection, Inc.	6,618	173,458
PDF Solutions, Inc. (a)	6,055	95,064
Perficient, Inc. (a)	9,260	176,588
Photronics, Inc. (a)	12,467	106,281
Plantronics, Inc.	3,061	154,213
Plexus Corp. (a)	3,796	230,494
Power Integrations, Inc.	1,640	120,622
Qualys, Inc. (a)	2,528	150,037
Rogers Corp. (a)	1,053	170,502
Rudolph Technologies, Inc. (a)	5,374	128,439

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Sanmina Corp. (a)	3,490	$115,170
ScanSource, Inc. (a)	4,493	160,849
Semtech Corp. (a)	3,693	126,301
Shutterstock, Inc. (a)	2,847	122,506
SPS Commerce, Inc. (a)	1,904	92,515
Super Micro Computer, Inc. (a)	5,290	110,693
Sykes Enterprises, Inc. (a)	4,234	133,159
Synaptics, Inc. (a)	2,385	95,257
The Trade Desk, Inc., Class A (a) (b)	1,223	55,928
Ultra Clean Holdings, Inc. (a)	3,258	75,227
Viavi Solutions, Inc. (a)	12,254	107,100
Virtusa Corp. (a)	2,674	117,870
Web.com Group, Inc. (a)	4,205	91,669
		9,386,390
Materials (5.2%):
American Vanguard Corp.	5,182	101,826
Balchem Corp.	2,481	199,968
Boise Cascade Co.	3,947	157,485
Chase Corp.	1,575	189,788
Clearwater Paper Corp. (a)	2,515	114,181
Deltic Timber Corp.	1,496	136,959
Domtar Corp.	4,028	199,467
Futurefuel Corp.	9,510	133,996
Greif, Inc., Class A	2,198	133,155
H.B. Fuller Co.	3,716	200,180
Innophos Holdings, Inc.	2,593	121,171
Innospec, Inc.	2,818	198,951
Kaiser Aluminum Corp.	1,533	163,801
KapStone Paper and Packaging Corp.	5,074	115,129
KMG Chemicals, Inc.	2,194	144,980
Koppers Holdings, Inc. (a)	3,281	167,003
Kronos Worldwide, Inc.	4,390	113,130
Materion Corp.	3,737	181,618
Minerals Technologies, Inc.	2,670	183,830
Neenah Paper, Inc.	2,611	236,687
Quaker Chemical Corp.	1,260	189,995
Rayonier Advanced Materials, Inc.	5,749	117,567
Schweitzer-Mauduit International, Inc.	4,695	212,965
Stepan Co.	1,834	144,831
Tredegar Corp.	6,171	118,483
Trinseo SA	1,871	135,835
		4,112,981
Real Estate (1.1%):
HFF, Inc., Class A	3,658	177,925
Marcus & Millichap, Inc. (a)	6,528	212,877
Re/Max Holdings, Inc.	2,523	122,366
St. Joe Co. (a)	9,503	171,529
The Rmr Group, Inc.	2,452	145,404
		830,101

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Telecommunication Services (0.5%):
Atn International, Inc.	1,917	$105,933
Cogent Communications Holdings, Inc.	3,605	163,307
Iridium Communications, Inc. (a) (b)	10,886	128,455
		397,695
Utilities (3.4%):
8point3 Energy Partners, LP (b)	11,022	167,645
American States Water Co.	3,883	224,864
California Water Service Group	4,854	220,129
Chesapeake Utilities Corp.	2,912	228,738
Connecticut WTR Service, Inc.	3,124	179,349
MGE Energy, Inc.	2,890	182,359
Middlesex Water Co.	3,778	150,780
NorthWestern Corp.	5,340	318,798
Ormat Technologies, Inc.	3,557	227,505
Otter Tail Corp.	5,111	227,184
SJW Corp.	2,448	156,256
Spark Energy, Inc. (b)	5,074	62,918
Unitil Corp.	4,966	226,549
Vivint Solar, Inc. (a)	15,236	61,706
		2,634,780
Total Common Stocks (Cost $69,844,665)		78,461,527
Investment Companies (0.2%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.18%	186,766	186,766
Total Investment Companies (Cost $186,766)		186,766
Collateral for Securities Loaned (3.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	954,507	954,507
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	1,097,846	1,097,846
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	914,772	914,772
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	18,296	18,296
Total Collateral for Securities Loaned (Cost $2,985,421)		2,985,421
Total Investments (Cost $73,016,852) — 103.7%		81,633,714
Liabilities in excess of other assets — (3.7)%		(2,900,459)
NET ASSETS — 100.00%		$78,733,255

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

LP — Limited Partnership

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	3	3/19/18	$226,700	$230,475	$3,775
	Total unrealized appreciation				$3,775
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$3,775

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Australia (4.6%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	12,654	$233,951
Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	16,714	208,095
Wesfarmers Ltd.	8,933	309,546
Woolworths Ltd.	14,740	313,913
		831,554
Energy (0.2%):
Woodside Petroleum Ltd.	11,495	296,636
Financials (1.8%):
Asx Ltd.	7,795	333,596
Australia & New Zealand Banking Group Ltd.	11,036	247,427
Commonwealth Bank of Australia	4,863	304,779
Insurance Australia Group Ltd.	46,047	260,069
Macquarie Group Ltd.	4,151	322,621
National Australia Bank Ltd.	11,272	260,017
QBE Insurance Group Ltd.	21,825	181,834
Suncorp Group Ltd.	24,372	263,514
Westpac Banking Corp. (a)	10,379	253,830
		2,427,687
Health Care (0.4%):
CSL Ltd.	1,869	206,016
Ramsay Health Care Ltd.	4,449	243,362
		449,378
Industrials (0.4%):
Brambles Ltd.	20,326	159,673
Cimic Group Ltd.	6,308	253,178
Qantas Airways Ltd.	41,063	161,447
		574,298
Materials (0.7%):
Amcor Ltd.	23,517	282,889
BHP Billiton Ltd.	8,623	198,911
Fortescue Metals Group Ltd.	22,711	86,458
Newcrest Mining Ltd.	9,073	161,516
South32 Ltd.	54,491	148,354
		878,128
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	61,423	173,935
Utilities (0.2%):
AGL Energy Ltd.	11,733	222,965
		6,088,532

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Austria (0.5%):
Financials (0.3%):
Erste Group Bank AG	5,096	$220,735
Raiffeisen Bank International AG (b)	3,997	144,815
		365,550
Materials (0.2%):
Voestalpine AG	4,605	275,375
		640,925
Belgium (1.3%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	2,369	264,684
Colruyt SA	4,889	254,322
		519,006
Financials (0.2%):
KBC Groep NV	2,873	245,098
Health Care (0.1%):
UCB SA	2,148	170,543
Materials (0.4%):
Solvay SA	1,912	265,855
Umicore SA	5,720	270,752
		536,607
Telecommunication Services (0.2%):
Proximus SADP	8,164	267,876
		1,739,130
Bermuda (0.3%):
Industrials (0.1%):
Jardine Matheson Holdings Ltd.	2,894	175,811
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	34,076	239,895
		415,706
Canada (10.1%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd. (a)	2,199	286,773
Dollarama, Inc.	2,590	323,647
Magna International, Inc.	4,245	240,622
Restaurant Brands International, Inc.	3,848	236,581
Shaw Communications, Inc., Class B	15,029	343,079
		1,430,702
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	4,841	252,643
George Weston Ltd.	4,860	422,118

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Loblaw Cos. Ltd.	7,141	$387,618
Saputo, Inc.	7,965	286,329
		1,348,708
Energy (0.5%):
Pembina Pipeline Corp.	8,898	322,206
Suncor Energy, Inc.	7,856	288,474
		610,680
Financials (3.6%):
Bank of Montreal	4,940	395,381
Canadian Imperial Bank of Commerce	4,532	441,877
Great-West Lifeco, Inc.	11,397	318,296
Intact Financial Corp.	5,808	485,186
Manulife Financial Corp.	12,674	264,412
National Bank of Canada	7,639	381,221
Power Corp. of Canada	12,751	328,413
Power Financial Corp.	12,222	335,891
Royal Bank of Canada	5,701	465,633
Sun Life Financial, Inc.	7,368	304,147
The Bank of Nova Scotia	5,989	386,559
The Toronto-Dominion Bank	6,224	364,734
Thomson Reuters Corp.	6,596	287,552
		4,759,302
Industrials (0.8%):
Canadian National Railway Co.	3,807	313,968
Canadian Pacific Railway Ltd.	1,890	345,367
Waste Connections, Inc.	5,218	370,176
		1,029,511
Information Technology (0.7%):
CGI Group, Inc. (b)	6,507	353,619
Constellation Software, Inc.	404	244,952
Open Text Corp.	7,992	284,311
		882,882
Materials (0.8%):
Aginco Eagle Mines Ltd.	2,656	122,656
Barrick Gold Corp.	7,732	111,846
CCL Industries, Inc.	5,127	236,932
Goldcorp, Inc.	10,954	139,714
Potash Corp. of Saskatchewan, Inc.	12,912	264,856
Teck Resources Ltd., Class B	4,308	112,670
Wheaton Precious Metals Corp.	6,761	149,498
		1,138,172
Telecommunication Services (0.7%):
BCE, Inc.	10,449	501,998
TELUS Corp.	12,651	479,345
		981,343

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
Canadian Utilities Ltd., Class A	12,536	$373,148
Fortis, Inc.	12,368	453,762
Hydro One Ltd. (c)	20,381	363,251
		1,190,161
		13,371,461
China (0.2%):
Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	37,204	99,527
Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	133,412	141,052
		240,579
Denmark (2.1%):
Consumer Discretionary (0.1%):
Pandora A/S	1,116	121,521
Consumer Staples (0.3%):
Carlsberg A/S, Class B (a)	2,928	351,634
Financials (0.2%):
Danske Bank A/S	8,130	316,629
Health Care (0.5%):
Coloplast A/S	2,977	236,826
Genmab A/S (b)	666	110,472
H. Lundbeck A/S	2,657	134,916
Novo Nordisk A/S, Class B	3,962	213,636
		695,850
Industrials (0.4%):
DSV A/S	4,032	317,568
Vestas Wind Systems A/S	2,132	147,369
		464,937
Materials (0.4%):
Christian Hansen Holding A/S	2,679	251,339
Novozymes A/S, B Shares	4,492	256,696
		508,035
Utilities (0.2%):
Dong Energy A/S (c)	5,224	285,221
		2,743,827
Finland (1.1%):
Energy (0.2%):
Neste Oyj	4,399	281,554
Financials (0.3%):
Sampo Oyj, Class A	6,374	350,228

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Kone Oyj, Class B	4,634	$248,951
Wartsila Oyj ABP, Class B	3,417	215,628
		464,579
Materials (0.3%):
Stora ENSO Oyj, R Shares	14,631	232,049
UPM-Kymmene Oyj	6,315	196,297
		428,346
		1,524,707
France (9.6%):
Consumer Discretionary (2.5%):
Accor SA	5,623	290,075
Christian Dior SE	771	281,700
Cie Generale des Etablissements Michelin	1,971	282,690
Hermes International	646	345,847
Kering	605	285,247
LVMH Moet Hennessy Louis Vuitton SA	1,052	309,716
Psa Peugeot Citroen	9,244	188,032
Renault SA	2,365	238,077
Seb SA	1,417	262,562
Sodexo SA	2,500	336,067
Valeo SA	2,936	219,335
Vivendi Universal SA	8,992	241,861
		3,281,209
Consumer Staples (0.9%):
Carrefour SA	9,331	201,947
Danone SA	3,789	317,970
L'Oreal SA	1,529	339,262
Pernod Ricard SA	2,650	419,497
		1,278,676
Energy (0.3%):
Total SA (a)	6,506	359,393
Financials (1.1%):
Amundi SA (c)	2,563	217,237
AXA SA	8,729	259,030
BNP Paribas SA	2,550	190,438
CNP Assurances	11,139	257,314
Credit Agricole SA	10,497	173,787
Natixis SA	23,279	184,212
Societe Generale SA	3,010	155,458
		1,437,476

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Health Care (0.7%):
BioMerieux	2,671	$239,337
Essilor International SA	1,673	230,716
Ipsen SA	1,419	169,506
Sanofi	2,948	254,114
		893,673
Industrials (2.4%):
Aeroports de Paris	1,568	298,160
Bollore SA	49,876	270,939
Bureau Veritas SA	10,628	290,583
Compagnie de Saint-Gobain	4,590	253,195
Dassault Aviation SA	170	264,706
Eiffage SA	2,519	276,034
Legrand SA	4,544	349,929
Safran SA	2,818	290,441
Schneider Electric SA	2,853	242,536
Thales SA	3,114	335,780
Vinci SA	2,679	273,672
		3,145,975
Information Technology (0.6%):
Atos SE	1,730	251,860
Cap Gemini SA	2,365	280,580
Dassault Systemes SA	2,806	298,227
		830,667
Materials (0.4%):
Air Liquide SA	2,726	343,554
Arkema SA	2,106	256,574
		600,128
Telecommunication Services (0.2%):
Iliad SA	1,010	242,037
Utilities (0.5%):
Electricite de France SA	13,096	163,712
Suez Environnement Co.	13,058	229,738
Veolia Environnement SA	10,351	264,195
		657,645
		12,726,879
Germany (7.0%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	3,078	320,636
Continental AG	1,137	306,982
Daimler AG, Registered Shares	4,172	354,365
Zalando SE (b) (c)	3,565	188,677
		1,170,660
Consumer Staples (0.3%):
Beiersdorf AG	3,344	392,756

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (1.2%):
Allianz SE	1,725	$396,307
Deutsche Boerse AG	2,416	280,573
Hannover Rueck SE	2,515	316,510
Muenchener Rueckversicherungs-Gesellschaft AG	1,656	359,097
Talanx AG	5,864	239,684
		1,592,171
Health Care (0.8%):
Bayer AG	1,978	246,793
Fresenius Medical Care AG & Co. KGaA	2,806	295,500
Fresenius SE & Co. KGaA	3,320	259,175
Merck KGaA	2,374	255,616
		1,057,084
Industrials (1.4%):
Brenntag AG	4,462	282,482
Deutsche Post AG	7,033	335,391
Fraport AG	2,370	261,185
Hochtief AG	1,460	258,531
Kion Group AG	2,148	185,490
Mg Technologies AG	4,374	209,952
Siemens AG	1,996	278,133
		1,811,164
Information Technology (0.8%):
Infineon Technologies AG	8,872	243,050
SAP SE	3,209	359,768
United Internet AG, Registered Shares	3,389	233,133
Wirecard AG	2,260	252,343
		1,088,294
Materials (1.1%):
BASF SE	3,086	339,647
Covestro AG (c)	2,270	234,288
Evonik Industries AG	8,115	305,405
Linde AG (b)	1,342	313,387
Symrise AG	3,762	323,241
		1,515,968
Real Estate (0.5%):
Deutsche Wohnen AG	6,801	297,484
Vonovia SE	7,637	379,220
		676,704
		9,304,801
Hong Kong (6.7%):
Consumer Discretionary (0.4%):
Chow Tai Fook Jewellery Group Ltd.	148,820	156,199
Galaxy Entertainment Group Ltd.	19,636	157,589
Techtronic Industries Co. Ltd.	33,352	217,506
		531,294

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.3%):
Dairy Farm International Holdings Ltd.	31,436	$247,087
WH Group Ltd. (c)	185,366	209,268
		456,355
Financials (1.2%):
AIA Group Ltd.	32,470	277,005
BOC Hong Kong Holdings Ltd.	45,754	231,915
China Taiping Insurance Holdings Co. Ltd.	55,018	206,337
Hang Seng Bank	14,994	372,326
Hong Kong Exchanges and Clearing Ltd.	9,048	277,719
The Bank of East Asia Ltd.	60,598	262,556
		1,627,858
Industrials (1.0%):
China Merchants Holdings International	83,806	219,368
CITIC Ltd.	170,616	246,339
CK Hutchison Holdings Ltd.	28,186	353,921
Jardine Strategic Holdings Ltd.	5,224	206,766
MTR Corp. Ltd.	42,138	247,027
		1,273,421
Information Technology (0.0%): (d)
Hanergy Thin Film Power Group Ltd. (b) (e) (f)	26,000	566
Real Estate (2.2%):
China Overseas Land & Investment Ltd., Class H	79,672	256,477
China Resources Land Ltd.	43,404	127,780
CK Asset Holdings Ltd.	35,420	309,652
Hang Lung Properties Ltd.	91,508	223,716
Henderson Land Development Co. Ltd.	57,404	378,402
New World Development Co. Ltd.	171,650	257,938
Sino Land Co. Ltd.	154,080	272,952
Sun Hung KAI Properties Ltd.	14,468	241,485
Swire Pacific Ltd., Class A	35,936	332,792
Swire Properties Ltd.	71,666	231,163
The Wharf Holdings Ltd.	49,434	170,842
Wheelock & Co. Ltd.	17,568	125,476
		2,928,675
Telecommunication Services (0.2%):
China Mobile Ltd.	30,252	306,872
Utilities (1.4%):
China Gas Holdings Ltd.	45,472	125,719
China Resources Power Holdings Co. Ltd.	110,676	206,262
CK Infrastructure Holdings Ltd.	33,870	291,116
CLP Holdings Ltd.	39,036	399,474
Guangdong Investment Ltd.	137,546	184,155
Hong Kong & China Gas Co. Ltd.	217,278	426,068
Power Assets Holdings Ltd.	23,536	198,679
		1,831,473
		8,956,514

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Ireland (1.4%):
Consumer Discretionary (0.1%):
WPP PLC	10,694	$193,583
Consumer Staples (0.2%):
Kerry Group PLC	2,801	314,396
Financials (0.1%):
Bank of Ireland Group PLC (b)	16,835	144,408
Industrials (0.5%):
Experian PLC	16,592	366,422
Pentair PLC	4,038	285,163
		651,585
Information Technology (0.3%):
Accenture PLC, Class A	2,550	390,380
Materials (0.2%):
CRH PLC	6,196	222,230
		1,916,582
Israel (0.4%):
Financials (0.2%):
Bank Hapoalim BM	36,876	271,572
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	2,105	218,120
		489,692
Italy (2.1%):
Consumer Discretionary (0.4%):
Ferrari NV	1,812	189,970
Luxottica Group SpA	3,861	236,929
Prada SpA	45,144	163,528
		590,427
Consumer Staples (0.2%):
Davide Campari - Milano SpA	34,125	263,858
Energy (0.2%):
Snam SpA	51,925	254,162
Financials (0.5%):
Assicurazioni Generali SpA	11,817	215,488
Intesa Sanpaolo SpA	58,878	195,662
Mediobanca SpA	17,872	202,833
		613,983
Health Care (0.2%):
Recordati SpA	5,391	239,689
Industrials (0.3%):
Atlantia SpA	7,673	242,284
Finmeccanica SpA	9,385	111,691
		353,975

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Telecommunication Services (0.1%):
Telecom Italia SpA (b)	218,500	$188,868
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	45,034	261,709
		2,766,671
Japan (20.7%):
Consumer Discretionary (4.0%):
Aisin Seiki Co. Ltd.	4,810	270,258
Bridgestone Corp.	6,360	295,701
Denso Corp.	5,430	325,964
Dentsu, Inc. (a)	5,328	225,823
Fuji Heavy Industries Ltd.	6,050	192,412
Honda Motor Co. Ltd.	8,530	292,409
Isuzu Motors Ltd.	14,994	251,142
Koito Manufacturing Co. Ltd.	2,790	196,137
Nissan Motor Co. Ltd.	29,576	294,946
Nitori Holdings Co. Ltd.	930	132,615
Oriental Land Co. Ltd.	4,708	429,178
Panasonic Corp.	15,924	233,150
Sekisui House Ltd.	17,372	313,871
Shimano, Inc.	1,240	174,454
Sony Corp.	6,050	272,964
Sumitomo Electric Industries Ltd.	14,994	253,538
Suzuki Motor Corp.	4,604	267,021
Toyota Industries Corp. (a)	4,708	302,556
Toyota Motor Corp.	5,224	334,464
Yamaha Motor Co. Ltd.	7,188	235,751
		5,294,354
Consumer Staples (1.9%):
Ajinomoto Co., Inc.	12,928	243,390
Asahi Group Holdings Ltd.	6,360	315,572
Japan Tobacco, Inc.	8,944	288,263
Kao Corp.	5,018	339,359
Kirin Holdings Co. Ltd.	10,184	256,769
MEIJI Holdings Co. Ltd.	4,604	391,908
Suntory Beverage & Food Ltd.	5,948	264,508
Uni-Charm Corp.	11,894	309,280
Yakult Honsha Co. Ltd.	2,170	163,723
		2,572,772
Energy (0.2%):
Jxtg Holdings, Inc.	42,710	275,610
Financials (2.4%):
Japan Post Bank Co. Ltd.	23,112	300,953
Japan Post Insurance Co. Ltd.	13,032	306,887
Mitsubishi UFJ Financial Group, Inc.	35,834	262,855
Mizuho Financial Group, Inc.	158,994	288,746
Ms&ad Insurance Group Holdings, Inc.	7,188	243,343

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	36,970	$218,256
ORIX Corp.	17,268	291,913
Resona Holdings, Inc.	39,346	235,077
Sompo Japan Nipponkoa Holdings, Inc.	5,430	210,337
Sumitomo Mitsui Financial Group, Inc.	7,084	306,097
The Dai-ichi Life Insurance Co. Ltd.	10,288	212,225
Tokio Marine Holdings, Inc.	6,360	290,225
		3,166,914
Health Care (2.2%):
Astellas Pharma, Inc.	21,252	271,073
Chugai Pharmaceutical Co. Ltd.	5,430	278,103
Eisai Co. Ltd.	6,154	350,471
Hoya Corp.	5,018	250,677
Kyowa Hakko Kirin Co. Ltd.	12,308	238,054
Olympus Optical Co. Ltd.	6,258	239,966
ONO Pharmaceutical Co. Ltd.	10,184	237,380
Shionogi & Co. Ltd.	5,328	288,344
Sysmex Corp.	2,274	179,038
Tanabe Seiyaku Co. Ltd.	9,668	200,122
Terumo Corp.	6,878	326,012
		2,859,240
Industrials (4.5%):
Ana Holdings, Inc.	7,188	300,255
Central Japan Railway Co.	3,054	547,042
Daikin Industries Ltd.	2,066	244,542
East Japan Railway Co.	2,686	262,139
FANUC Corp.	930	223,378
ITOCHU Corp.	19,908	371,619
Japan Airlines Co. Ltd.	7,600	297,362
Komatsu Ltd.	7,188	260,187
Kubota Corp.	12,204	239,346
Makita Corp.	6,878	289,076
Marubeni Corp.	40,174	291,017
Mitsubishi Corp.	11,792	325,834
Mitsubishi Electric Corp.	13,652	226,786
Mitsui & Co. Ltd.	17,786	289,224
Nidec Corp.	1,654	232,112
Recruit Holdings Co. Ltd.	8,220	204,296
Secom Co. Ltd.	4,810	363,205
SMC Corp.	414	170,436
Sumitomo Corp.	19,598	333,128
Taisei Corp.	4,134	205,856
Toyota Tsusho Corp.	6,980	280,972
		5,957,812
Information Technology (2.4%):
Canon, Inc.	8,014	298,764
FUJIFILM Holdings Corp.	6,360	259,966
Fujitsu Ltd.	19,636	139,906

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Hitachi Ltd.	22,736	$177,170
Keyence Corp.	414	231,952
Kyocera Corp.	5,018	328,402
Murata Manufacturing Co. Ltd.	1,034	138,772
Nexon Co. Ltd. (b)	6,670	194,191
Nomura Research Institute Ltd.	6,258	291,070
NTT Data Corp.	23,008	273,457
Omron Corp.	4,708	280,825
Renesas Electronics Corp. (b)	9,564	111,464
Seiko Epson Corp.	7,808	184,284
Tokyo Electron Ltd.	826	149,569
Yahoo Japan Corp. (a)	35,730	163,966
		3,223,758
Materials (1.4%):
Asahi Kasei Corp.	14,468	186,661
JFE Holdings, Inc.	7,704	185,044
Mitsubishi Chem Holdings	21,148	232,110
Nippon Paint Co. Ltd.	5,638	178,408
Nippon Steel & Sumitomo Metal	7,498	192,409
Nitto Denko Corp.	1,964	174,504
Shin-Etsu Chemical Co. Ltd.	2,170	220,544
Sumitomo Chemical Co. Ltd.	25,836	185,755
Toray Industries, Inc.	29,680	279,913
		1,835,348
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	1,240	252,876
Daiwa House Industry Co. Ltd.	7,600	291,898
Mitsubishi Estate Co. Ltd.	13,652	237,510
Mitsui Fudosan Co. Ltd.	9,978	223,632
Sumitomo Realty & Development	6,200	203,787
		1,209,703
Telecommunication Services (0.8%):
KDDI Corp.	12,308	306,389
Nippon Telegraph & Telephone Corp.	6,464	304,151
NTT DOCOMO, Inc.	14,892	351,745
SoftBank Group Corp.	1,964	155,502
		1,117,787
		27,513,298
Netherlands (3.0%):
Consumer Staples (0.5%):
Heineken NV	3,841	400,578
Koninklijke Ahold Delhaize NV	10,736	236,155
		636,733

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Aegon NV	29,912	$190,731
ING Groep NV	13,787	253,480
NN Group NV	5,607	242,970
		687,181
Industrials (1.2%):
AerCap Holdings NV (b)	5,153	271,099
Koninklijke Philips NV	6,796	257,151
Randstad Holding NV	4,029	247,674
RELX NV	19,463	447,499
Wolters Kluwer NV	7,484	390,389
		1,613,812
Information Technology (0.2%):
ASML Holding NV	1,586	276,181
Materials (0.4%):
AkzoNobel NV	2,282	199,909
Koninklijke DSM NV	3,690	352,691
		552,600
Telecommunication Services (0.2%):
Koninklijke KPN NV	67,827	236,630
		4,003,137
Norway (0.9%):
Consumer Staples (0.4%):
Marine Harvest ASA	9,827	166,419
Orkla ASA, Class A	30,274	321,075
		487,494
Financials (0.4%):
DNB ASA	12,184	225,781
Gjensidige Forsikring ASA	15,138	285,685
		511,466
Materials (0.1%):
Norsk Hydro ASA	21,236	161,316
		1,160,276
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	12,261	238,221
Energy (0.2%):
Galp Energia SGPS SA	17,425	320,366
Utilities (0.2%):
EDP - Energias de Portugal SA	57,773	199,961
		758,548

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Singapore (2.2%):
Consumer Discretionary (0.3%):
Genting Singapore PLC	218,870	$214,434
Jardine Cycle & Carriage Ltd.	7,084	215,471
		429,905
Consumer Staples (0.2%):
Wilmar International Ltd.	85,262	197,038
Financials (0.8%):
DBS Group Holdings Ltd.	17,578	326,687
Oversea-Chinese Banking Corp. Ltd.	43,538	403,437
United Overseas Bank Ltd.	19,392	383,605
		1,113,729
Industrials (0.3%):
Keppel Corp. Ltd.	59,152	325,157
Real Estate (0.3%):
CapitaLand Ltd.	99,636	263,043
Global Logistic Properties Ltd.	61,322	154,555
		417,598
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	163,494	436,522
		2,919,949
Spain (3.9%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	8,682	302,527
Energy (0.2%):
Repsol SA	16,438	290,782
Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA	23,493	200,449
Banco de Sabadell SA	88,792	176,404
Banco Santander SA	31,518	207,173
Bankia SA	38,996	186,526
Bankinter SA	31,557	299,238
CaixaBank SA	36,426	169,951
Mapfre SA	67,913	218,191
		1,457,932
Health Care (0.2%):
Grifols SA	8,474	248,311
Industrials (1.0%):
Abertis Infraestructuras SA	16,735	372,429
ACS, Actividades de Construccion y Servicios SA	5,777	226,079
Aena SA (c)	1,526	309,396
Ferrovial SA	12,375	280,966
Gamesa Corp. Tecnologica SA	8,197	112,402
		1,301,272
See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.2%):
Amadeus IT Holding SA	4,310	$310,812
Telecommunication Services (0.2%):
Telefonica SA	24,485	238,670
Utilities (0.8%):
Endesa SA	11,060	236,913
Gas Natural SDG SA	11,412	263,552
Iberdrola SA	36,754	284,846
Red Electrica Corp. SA	12,632	283,543
		1,068,854
		5,219,160
Sweden (3.2%):
Consumer Discretionary (0.3%):
Electrolux AB	7,187	231,649
Hennes & Mauritz AB, B Shares	8,091	167,050
		398,699
Financials (1.5%):
Industrivarden AB, A Shares	13,009	335,696
Investor AB, B Shares	7,281	332,174
Lundbergs AB, B Shares	4,625	345,747
Nordea Bank AB	18,762	227,203
Skandinaviska Enskilda Banken AB, Class A	23,064	270,861
Svenska Handelsbanken AB	18,877	258,293
Swedbank AB, A Shares	10,596	255,725
		2,025,699
Industrials (1.1%):
Assa Abloy	12,726	264,453
Atlas Copco AB, Class A	5,839	252,216
Sandvik AB	12,945	226,853
Skanska AB, Class B	11,058	229,251
SKF AB, B Shares	11,419	253,725
Volvo AB, Class B	11,607	216,145
		1,442,643
Information Technology (0.2%):
Hexagon AB, B Shares	4,331	217,025
Materials (0.1%):
Boliden AB	4,681	160,181
		4,244,247
Switzerland (7.5%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	2,564	232,397
Garmin Ltd.	4,388	261,393
The Swatch Group AG, B shares	568	231,701
		725,491

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.6%):
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	3	$217,055
Coca-Cola HBC AG	7,147	233,474
Nestle SA, Registered Shares	4,034	347,002
		797,531
Financials (1.8%):
Chubb Ltd.	3,168	462,940
Julius Baer Group Ltd.	4,224	258,417
Partners Group Holding AG (a)	599	410,729
Swiss Life Holding AG	857	303,495
Swiss Re AG	3,764	352,561
UBS Group AG, Registered Shares	13,637	251,127
Zurich Insurance Group AG	1,147	349,210
		2,388,479
Health Care (1.0%):
Lonza Group AG, Registered Shares	880	237,840
Novartis AG	3,564	301,451
Roche Holding AG	1,135	287,187
Sonova Holding AG, Registered Shares	1,806	282,153
Straumann Holding AG	313	221,208
		1,329,839
Industrials (1.8%):
ABB Ltd.	12,409	332,707
Adecco SA, Registered Shares	3,610	276,253
Geberit AG	694	305,682
Kuehne + Nagel International AG	1,888	334,305
Schindler Holding AG	1,587	365,391
SGS SA	161	419,935
Wolseley PLC	4,643	334,061
		2,368,334
Information Technology (0.4%):
Stmicroelectronics NV	8,088	176,598
TE Connectivity Ltd.	3,510	333,590
		510,188
Materials (1.1%):
EMS-Chemie Holding AG	426	284,452
Givaudan SA, Registered Shares	151	349,058
Glencore PLC	30,853	162,428
LafargeHolcim Ltd.	3,912	220,657
Sika AG	49	389,304
		1,405,899
Telecommunication Services (0.3%):
Swisscom AG	771	410,351
		9,936,112

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
United Kingdom (9.9%):
Consumer Discretionary (2.2%):
Aptiv PLC (b)	2,025	$171,781
Burberry Group PLC	8,774	212,243
Compass Group PLC	14,243	307,624
InterContinental Hotels Group PLC	5,667	360,996
ITV PLC	100,408	224,319
Kingfisher PLC	52,867	240,999
Persimmon PLC	6,148	227,230
Sky PLC (b)	49,926	682,034
Taylor Wimpey PLC	83,093	231,512
Whitbread PLC	4,642	250,648
		2,909,386
Consumer Staples (1.3%):
Associated British Foods PLC	5,283	201,108
British American Tobacco PLC	3,699	250,561
Coca-Cola European Partners PLC	6,965	277,555
Diageo PLC	8,716	320,614
Imperial Tobacco Group PLC	6,107	260,999
Reckitt Benckiser Group PLC	3,036	283,560
Unilever PLC	3,358	187,006
		1,781,403
Energy (0.5%):
BP PLC	44,816	316,216
Royal Dutch Shell PLC, Class A	10,931	365,941
		682,157
Financials (2.8%):
3I Group PLC	20,620	254,271
Aon PLC	3,046	408,164
Aviva PLC	46,202	315,892
Hargreaves Lansdown PLC	11,719	285,065
Legal & General Group PLC	93,170	343,728
Lloyds Banking Group PLC	316,109	290,421
London Stock Exchange Group PLC	5,856	299,835
Old Mutual PLC	77,356	241,946
Prudential PLC	11,517	296,243
RSA Insurance Group PLC	35,525	303,315
Schroders PLC	7,854	372,768
Standard Life PLC	39,853	234,879
		3,646,527
Health Care (0.4%):
AstraZeneca PLC	2,624	181,392
Smith & Nephew PLC	19,309	335,718
		517,110
Industrials (1.5%):
Ashtead Group PLC	8,768	235,770
BAE Systems PLC	36,051	278,850

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Bunzl PLC	11,062	$309,402
CNH Industrial NV	18,470	247,498
International Consolidated Airlines Group SA	24,074	211,557
Intertek Group PLC	3,739	261,952
RELX PLC	19,025	446,605
		1,991,634
Information Technology (0.3%):
The Sage Group PLC	28,399	305,918
Worldpay Group PLC (c)	23,574	135,563
		441,481
Materials (0.2%):
Anglo American PLC	7,067	147,817
Rio Tinto PLC	3,321	176,720
		324,537
Telecommunication Services (0.1%):
BT Group PLC	36,245	132,934
Utilities (0.6%):
Centrica PLC	98,709	182,948
National Grid PLC	22,367	264,219
SSE PLC	16,806	299,459
		746,626
		13,173,795
United States (0.6%):
Consumer Discretionary (0.2%):
Autoliv, Inc. (a)	1,810	230,015
Fiat Chrysler Automobiles NV	7,266	129,625
		359,640
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	1,037	139,632
Medtronic PLC	4,521	365,071
		504,703
		864,343
Total Common Stocks (Cost $118,825,375)		132,718,871
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 01/02/18 @ $0.00 (b)	16,438	7,474
Total Rights (Cost $—)		7,474

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.5%)
United States (1.5%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (g)	653,520	$653,520
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (g)	751,659	751,659
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (g)	626,315	626,315
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (g)	12,527	12,527
Total Collateral for Securities Loaned (Cost $2,044,021)		2,044,021
Total Investments (Cost $120,869,396) — 101.4%		134,770,366
Liabilities in excess of other assets — (1.4)%		(1,922,352)
NET ASSETS — 100.00%		$132,848,014

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $1,942,901 and amounted to 1.5% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2017.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, illiquid securities were 0.0% of the Fund's net assets.

(g)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2017

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $389,883,150, $30,051,068 and $16,277,356)	$441,529,109	(a)	$33,143,416	(b)	$18,401,569	(c)
Foreign currency, at value (Cost $—, $— and $6,084)	—		—		5,633
Cash and cash equivalents	366,321		63,746		19,117
Deposits with brokers for futures contracts	154,773		28,315		595
Dividends receivable	426,695		30,230		14,592
Reclaims receivable	—		—		18,419
Receivable from Adviser	—		1,635		11,234
Prepaid expenses	—		—		—
Total Assets	442,476,898		33,267,342		18,471,159
LIABILITIES:
Payable to Adviser	4,100
Securities lending collateral	8,373,305		1,002,173		232,677
Payable for investments purchased	—		—		28
Variation margin payable on open futures contracts	1,897		655		—
Accrued expenses and other payables:
Investment advisory fees	109,162		8,480		5,682
Administration fees	11,807		919		462
Custodian fees	1,058		—		17,742
Chief Compliance Officer fees	—		210		33
Trustees' fees	406		—		47
Other accrued expenses	17,819		9,383		9,430
Total Liabilities	8,519,554		1,021,820		266,101
NET ASSETS:
Capital	380,428,731		28,853,438		16,091,484
Accumulated net investment income (loss)	(14,782)		332		(35,766)
Accumulated net realized gains (losses) from investments	1,891,275		298,146		24,225
Net unrealized appreciation (depreciation) on investments	51,652,120		3,093,606		2,125,115
Net Assets	$433,957,344		$32,245,522		$18,205,058
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	8,900,000		700,000		450,000
Net asset value:	$48.76		$46.07		$40.46

(a)  Includes $8,107,249 of securities on loan.

(b)  Includes $964,840 of securities on loan.

(c)  Includes $239,058 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2017

  (Unaudited)

	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $24,166,336, $135,304,322 and $46,266,529)	$28,295,885	(a)	$146,182,711	(b)	$50,810,244	(c)
Foreign currency, at value (Cost $10,963, $— and $—)	7,446		—		—
Cash and cash equivalents	23,878		72,419		—
Deposits with brokers for futures contracts	65,511		103,494		783
Dividends receivable	50,324		315,797		126,135
Variation margin receivable on open futures contracts	406		—		—
Receivable from Adviser	12,731		5,181		2,505
Prepaid expenses	—		—		—
Total Assets	28,456,181		146,679,602		50,939,667
LIABILITIES:
Securities lending collateral	83,623		2,104,271		4,102,386
Payable to custodian	—		—		10,934
Variation margin payable on open futures contracts	—		485		—
Accrued expenses and other payables:
Investment advisory fees	10,585		37,110		11,942
Administration fees	699		4,022		1,293
Custodian fees	36,803		—		544
Chief Compliance Officer fees	169		—		221
Trustees' fees	—		108		—
Other accrued expenses	17,382		15,503		9,729
Total Liabilities	149,261		2,161,499		4,137,049
NET ASSETS:
Capital	23,454,368		132,043,238		42,607,045
Accumulated net investment income (loss)	14,524		(31,614)		14,606
Accumulated net realized gains (losses) from investments	702,674		1,625,889		(362,748)
Net unrealized appreciation (depreciation) on investments	4,135,354		10,880,590		4,543,715
Net Assets	$28,306,920		$144,518,103		$46,802,618
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	950,000		3,200,000		1,050,000
Net asset value:	$29.80		$45.16		$44.57

(a)  Includes $181,229 of securities on loan.

(b)  Includes $2,031,316 of securities on loan.

(c)  Includes $3,953,546 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2017

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $37,511,545, $6,573,616 and $6,281,577)	$40,004,374	(a)	$6,550,941	(c)	$7,112,191	(b)
Foreign currency, at value (Cost $24,716, $— and $1,704)	24,774		1,724		—
Cash and cash equivalents	76,240		—		5,467
Deposits with brokers for futures contracts	15,431		—		100
Interest and dividends receivable	71,727		9,219		13,538
Variation margin receivable on open futures contracts	10		—		—
Reclaims receivable	59,578		—		—
Receivable from Adviser	4,591		2,637		2,902
Prepaid expenses	—		—		—
Total Assets	40,256,725		6,564,521		7,134,198
LIABILITIES:
Securities lending collateral	566,410		57,921		41,251
Payable to custodian	—		1,496		—
Accrued expenses and other payables:
Investment advisory fees	13,332		2,392		1,797
Administration fees	1,087		167		175
Custodian fees	8,376		268		745
Chief Compliance Officer fees	87		—		—
Trustees' fees	—		32		599
Other accrued expenses	11,435		4,204		7,164
Total Liabilities	600,727		66,480		51,731
NET ASSETS:
Capital	36,720,166		6,226,880		6,407,490
Accumulated net investment income (loss)	547		(6,844)		(593)
Accumulated net realized gains (losses) from investments	436,935		8,558		136,995
Net unrealized appreciation (depreciation) on investments	2,498,350		269,447		538,575
Net Assets	$39,655,998		$6,498,041		$7,082,467
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	1,100,000		250,000		250,000
Net asset value:	$36.05		$25.99		$28.33

(a)  Includes $537,322 of securities on loan.

(b)  Includes $40,029 of securities on loan.

(c)  Includes $56,354 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2017

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $580,698,736, $586,135,964 and $3,904,264)	$4,142,363	(c)	$665,233,278 (a)	$633,181,031	(b)
Deposits with brokers for futures contracts	100		156,371	396,853
Interest and dividends receivable	7,893		651,697	1,337,174
Receivable from Adviser	748		13,822	13,455
Prepaid expenses	—		—	—
Total Assets	4,151,104		666,055,168	634,928,513
LIABILITIES:
Securities lending collateral	27,479		10,626,703	13,216,195
Payable to custodian	710		—	—
Variation margin payable on open futures contracts	—		3,351	3,352
Accrued expenses and other payables:
Investment advisory fees	1,045		162,586	156,494
Administration fees	112		17,536	16,913
Custodian fees	607		1,726	1,550
Trustees' fees	456		1,712	935
Other accrued expenses	7,350		34,528	35,453
Total Liabilities	37,759		10,848,142	13,430,892
NET ASSETS:
Capital	3,796,638		573,855,604	572,509,941
Accumulated net investment income (loss)	(262)		(41,627)	(124,701)
Accumulated net realized gains (losses) from investments	78,870		(3,154,257)	2,057,217
Net unrealized appreciation (depreciation) on investments	238,099		84,547,306	47,055,164
Net Assets	$4,113,345		$655,207,026	$621,497,621
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	150,000		13,450,000	13,400,000
Net asset value:	$27.42		$48.71	$46.38

(a)  Includes $10,288,360 of securities on loan.

(b)  Includes $12,801,334 of securities on loan.

(c)  Includes $26,331 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2017

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $73,016,852 and $120,869,396)	$81,633,714	(a)	$134,770,366 (b)
Foreign currency, at value (Cost $— and $33,395)	—		33,636
Deposits with brokers for futures contracts	44,833		15,822
Dividends receivable	74,498		107,850
Reclaims receivable	—		87,221
Receivable from Adviser	3,144		12,735
Prepaid expenses	—		—
Total Assets	81,756,189		135,027,630
LIABILITIES:
Securities lending collateral	2,985,421		2,044,021
Payable to custodian	—		48,737
Variation margin payable on open futures contracts	1,965		—
Accrued expenses and other payables:
Investment advisory fees	19,989		43,605
Administration fees	2,147		3,538
Custodian fees	783		23,109
Chief Compliance Officer fees	107		43
Trustees' fees	58		47
Other accrued expenses	12,464		16,516
Total Liabilities	3,022,934		2,179,616
NET ASSETS:
Capital	74,736,941		124,040,684
Accumulated net investment income (loss)	4,864		(137,633)
Accumulated net realized gains (losses) from investments	(4,629,187)		(4,961,802)
Net unrealized appreciation (depreciation) on investments	8,620,637		13,906,765
Net Assets	$78,733,255		$132,848,014
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	1,750,000		3,800,000
Net asset value:	$44.99		$34.96

(a)  Includes $2,871,666 of securities on loan.

(b)  Includes $1,946,894 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2017

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividend income	$3,117,364	$217,623	$160,951
Interest income	3,653	405	224
Securities lending income	9,268	5,620	1,553
Foreign tax withholding	—	—	(18,404)
Total Income	3,130,285	223,648	144,324
Expenses:
Investment advisory fees	553,018	45,072	30,673
Administration fees	109,101	8,891	4,536
Fund accounting fees	—	—	20,693
Custodian fees	6,885	1,283	27,259
Servicing fees	2,159	1,869	2,058
Trustees' fees	10,616	1,109	730
Chief Compliance Officer fees	1,503	158	79
Legal and audit fees	31,085	5,595	5,246
Other expenses	28,827	5,627	2,789
Total Expenses	743,194	69,604	94,063
Expenses waived/reimbursed by Adviser	(96,655)	(16,955)	(59,492)
Net Expenses	646,539	52,649	34,571
Net Investment Income	2,483,746	170,999	109,753
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions and foreign currency translations	4,218,507	1,149,851	387,099
Net realized gains (losses) from futures transactions	74,750	8,182	4,856
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	34,567,934	1,607,748	935,184
Net change in unrealized appreciation/depreciation on futures transactions	11,249	492	—
Net realized/unrealized gains on investments	38,872,440	2,766,273	1,327,139
Change in net assets resulting from operations	$41,356,186	$2,937,272	$1,436,892

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2017

  (Unaudited)

	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividend income	$518,821	$2,344,442	$787,296
Interest income	815	2,133	488
Securities lending income	5,387	2,111	11,019
Foreign tax withholding	(71,278)	—	—
Total Income	453,745	2,348,686	798,803
Expenses:
Investment advisory fees	73,676	198,977	61,320
Administration fees	9,579	39,233	12,094
Fund accounting fees	20,693	—	—
Custodian fees	62,506	2,754	1,763
Servicing fees	2,058	2,086	2,086
Trustees' fees	1,349	4,413	1,481
Chief Compliance Officer fees	158	633	158
Legal and audit fees	18,544	13,960	6,519
Other expenses	7,030	14,893	5,814
Total Expenses	195,593	276,949	91,235
Expenses waived/reimbursed by Adviser	(113,801)	(44,575)	(19,558)
Net Expenses	81,792	232,374	71,677
Net Investment Income	371,953	2,116,312	727,126
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions and foreign currency translations	1,699,734	2,841,312	415,095
Net realized gains (losses) from futures transactions	32,744	49,041	4,201
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,667,336	6,565,086	3,838,174
Net change in unrealized appreciation/depreciation on futures transactions	6,494	3,487	(422)
Net realized/unrealized gains on investments	3,406,308	9,458,926	4,257,048
Change in net assets resulting from operations	$3,778,261	$11,575,238	$4,984,174

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2017

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividend income	$656,667	$32,483	$73,043
Interest income	584	112	68
Securities lending income	4,168	17	18
Foreign tax withholding	(95,020)	(3,381)	—
Total Income	566,399	29,231	73,129
Expenses:
Investment advisory fees	74,268	4,784	9,966
Administration fees	10,985	627	1,948
Custodian fees	12,026	852	1,346
Servicing fees	2,058	56	2,647
Trustees' fees	1,468	32	738
Chief Compliance Officer fees	263	—	—
Legal and audit fees	6,948	2,106	5,592
Other expenses	9,032	2,267	2,785
Total Expenses	117,048	10,724	25,022
Expenses waived/reimbursed by Adviser	(33,409)	(5,354)	(13,365)
Net Expenses	83,639	5,370	11,657
Net Investment Income	482,760	23,861	61,472
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions and foreign currency translations	901,500	8,558	136,995
Net realized gains (losses) from futures transactions	10,685	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	994,493	269,447	468,827
Net change in unrealized appreciation/depreciation on futures transactions	1,670	—	—
Net realized/unrealized gains on investments	1,908,348	278,005	605,822
Change in net assets resulting from operations	$2,391,108	$301,866	$667,294

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2017

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividend income	$40,766	$4,490,912	$9,692,129
Interest income	30	1,755	2,422
Securities lending income	59	12,222	10,256
Total Income	40,855	4,504,889	9,704,807
Expenses:
Investment advisory fees	4,459	794,986	821,038
Administration fees	881	156,797	161,885
Custodian fees	718	9,102	9,968
Servicing fees	2,496	2,159	2,159
Trustees' fees	527	16,016	17,245
Chief Compliance Officer fees	—	2,275	2,395
Legal and audit fees	4,687	43,996	46,305
Other expenses	2,140	42,868	45,118
Total Expenses	15,908	1,068,199	1,106,113
Expenses waived/reimbursed by Adviser	(10,690)	(138,423)	(149,319)
Net Expenses	5,218	929,776	956,794
Net Investment Income	35,637	3,575,113	8,748,013
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	78,861	7,117,927	10,801,261
Net realized gains (losses) from futures transactions	—	108,048	204,805
Net change in unrealized appreciation/depreciation on investments	253,574	48,621,392	28,098,732
Net change in unrealized appreciation/depreciation on futures transactions	—	20,704	15,973
Net realized/unrealized gains on investments	332,435	55,868,071	39,120,771
Change in net assets resulting from operations	$368,072	$59,443,184	$47,868,784

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2017

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Income:
Dividend income	$492,383	$1,118,207
Interest income	217	694
Securities lending income	16,679	12,394
Foreign tax withholding	—	(121,904)
Total Income	509,279	1,009,391
Expenses:
Investment advisory fees	101,359	211,194
Administration fees	19,972	31,249
Custodian fees	2,859	37,541
Servicing fees	2,086	2,086
Trustees' fees	2,330	3,268
Chief Compliance Officer fees	267	400
Legal and audit fees	8,016	11,638
Other expenses	10,079	29,644
Total Expenses	146,968	327,020
Expenses waived/reimbursed by Adviser	(30,854)	(88,802)
Net Expenses	116,114	238,218
Net Investment Income	393,165	771,173
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions and foreign currency translations	1,721,046	1,606,331
Net realized gains (losses) from futures transactions	9,983	33,142
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,014,947	7,128,086
Net change in unrealized appreciation/depreciation on futures transactions	3,897	1,149
Net realized/unrealized gains on investments	5,749,873	8,768,708
Change in net assets resulting from operations	$6,143,038	$9,539,881

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,483,746	$1,959,207	$170,999	$228,058	$109,753	$285,836
Net realized gains (losses) from investment transactions	4,293,257	4,625,063	1,158,033	1,838,768	391,955	52,021
Net change in unrealized appreciation/ depreciation on investments	34,579,183	16,415,002	1,608,240	1,467,412	935,184	1,782,103
Change in net assets resulting from operations	41,356,186	22,999,272	2,937,272	3,534,238	1,436,892	2,119,960
Distributions to Shareholders:
From net investment income	(2,733,859)	(1,722,475)	(188,338)	(218,297)	(176,639)	(282,806)
Change in net assets resulting from distributions to shareholders	(2,733,859)	(1,722,475)	(188,338)	(218,297)	(176,639)	(282,806)
Change in net assets resulting from capital transactions	102,413,814	226,955,332	4,058,308	11,818,820	3,923,964	(1,660,200)
Change in net assets	141,036,141	248,232,129	6,807,242	15,134,761	5,184,217	176,954
Net Assets:
Beginning of period	292,921,203	44,689,074	25,438,280	10,303,519	13,020,841	12,843,887
End of period	$433,957,344	$292,921,203	$32,245,522	$25,438,280	$18,205,058	$13,020,841
Accumulated net investment income (loss)	$(14,782)	$235,331	$332	$17,671	$(35,766)	$31,120
Capital Transactions:
Proceeds from shares issued	140,777,925	270,652,632	12,679,717	25,599,888	5,872,671	1,616,150
Cost of shares redeemed	(38,364,111)	(43,697,300)	(8,621,409)	(13,781,068)	(1,948,707)	(3,276,350)
Change in net assets resulting from capital transactions	102,413,814	226,955,332	4,058,308	11,818,820	3,923,964	(1,660,200)
Share Transactions:
Issued	3,100,000	6,500,000	300,000	650,000	150,000	50,000
Redeemed	(850,000)	(1,050,000)	(200,000)	(350,000)	(50,000)	(100,000)
Change in Shares	2,250,000	5,450,000	100,000	300,000	100,000	(50,000)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$371,953	$495,697	$2,116,312	$2,535,525	$727,126	$883,109
Net realized gains (losses) from investment transactions	1,732,478	107,917	2,890,353	5,776,737	419,296	2,438,182
Net change in unrealized appreciation/ depreciation on investments	1,673,830	2,376,413	6,568,573	2,691,090	3,837,752	295,394
Change in net assets resulting from operations	3,778,261	2,980,027	11,575,238	11,003,352	4,984,174	3,616,685
Distributions to Shareholders:
From net investment income	(428,837)	(446,978)	(2,335,952)	(2,332,765)	(787,940)	(841,498)
From net realized gains	(1,031,994)	(115,100)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(1,460,831)	(562,078)	(2,335,952)	(2,332,765)	(787,940)	(841,498)
Change in net assets resulting from capital transactions	(7,403,124)	18,333,106	15,097,447	70,177,592	10,281,389	15,390,023
Change in net assets	(5,085,694)	20,751,055	24,336,733	78,848,179	14,477,623	18,165,210
Net Assets:
Beginning of period	33,392,614	12,641,559	120,181,370	41,333,191	32,324,995	14,159,785
End of period	$28,306,920	$33,392,614	$144,518,103	$120,181,370	$46,802,618	$32,324,995
Accumulated net investment income (loss)	$14,524	$71,408	$(31,614)	$188,026	$14,606	$75,420
Capital Transactions:
Proceeds from shares issued	1,432,341	18,333,106	51,725,470	122,983,402	20,412,300	32,957,516
Cost of shares redeemed	(8,835,465)	—	(36,628,023)	(52,805,810)	(10,130,911)	(17,567,493)
Change in net assets resulting from capital transactions	(7,403,124)	18,333,106	15,097,447	70,177,592	10,281,389	15,390,023
Share Transactions:
Issued	50,000	700,000	1,200,000	3,050,000	500,000	850,000
Redeemed	(300,000)	—	(850,000)	(1,300,000)	(250,000)	(450,000)
Change in Shares	(250,000)	700,000	350,000	1,750,000	250,000	400,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	For the Period October 25, 2017 through December 31, 2017	Six Months Ended December 31, 2017	For the Period April 17, 2017 through June 30, 2017
	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$482,760	$1,036,952	$23,861	$61,472	$17,338
Net realized gains (losses) from investment transactions	912,185	208,595	8,558	136,995	3
Net change in unrealized appreciation/depreciation on investments	996,163	2,843,571	269,447	468,827	69,748
Change in net assets resulting from operations	2,391,108	4,089,118	301,866	667,294	87,089
Distributions to Shareholders:
From net investment income	(591,847)	(1,012,828)	(30,705)	(66,877)	(12,529)
Change in net assets resulting from distributions to shareholders	(591,847)	(1,012,828)	(30,705)	(66,877)	(12,529)
Change in net assets resulting from capital transactions	5,315,334	12,610,040	6,226,880	2,589,377	3,818,113
Change in net assets	7,114,595	15,686,330	6,498,041	3,189,794	3,892,673
Net Assets:
Beginning of period	32,541,403	16,855,073	—	3,892,673	—
End of period	$39,655,998	$32,541,403	$6,498,041	$7,082,467	$3,892,673
Accumulated net investment income (loss)	$547	$109,634	$(6,844)	$(593)	$4,812
Capital Transactions:
Proceeds from shares issued	10,641,791	17,477,330	6,226,880	3,928,936	3,818,113
Cost of shares redeemed	(5,326,457)	(4,867,290)	—	(1,339,559)	—
Change in net assets resulting from capital transactions	5,315,334	12,610,040	6,226,880	2,589,377	3,818,113
Share Transactions:
Issued	300,000	550,000	250,000	150,000	150,000
Redeemed	(150,000)	(150,000)	—	(50,000)	—
Change in Shares	150,000	400,000	250,000	100,000	150,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2017	For the Period June 21, 2017 through June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$35,637	$1,966	$3,575,113	$3,555,613	$8,748,013	$9,532,617
Net realized gains (losses) from investment transactions	78,861	—	7,225,975	8,026,390	11,006,066	19,114,068
Net change in unrealized appreciation/ depreciation on investments	253,574	(15,475)	48,642,096	33,184,826	28,114,705	13,296,074
Change in net assets resulting from operations	368,072	(13,509)	59,443,184	44,766,829	47,868,784	41,942,759
Distributions to Shareholders:
From net investment income	(37,855)	—	(3,940,511)	(3,262,717)	(9,612,482)	(8,717,741)
Change in net assets resulting from distributions to shareholders	(37,855)	—	(3,940,511)	(3,262,717)	(9,612,482)	(8,717,741)
Change in net assets resulting from capital transactions	1,299,727	2,496,910	183,857,632	232,872,564	111,314,254	282,424,312
Change in net assets	1,629,944	2,483,401	239,360,305	274,376,676	149,570,556	315,649,330
Net Assets:
Beginning of period	2,483,401	—	415,846,721	141,470,045	471,927,065	156,277,735
End of period	$4,113,345	$2,483,401	$655,207,026	$415,846,721	$621,497,621	$471,927,065
Accumulated net investment income (loss)	$(262)	$1,956	$(41,627)	$323,772	$(124,701)	$739,768
Capital Transactions:
Proceeds from shares issued	2,606,061	2,496,910	237,744,510	300,613,030	250,696,953	448,192,835
Cost of shares redeemed	(1,306,334)	—	(53,886,878)	(67,740,466)	(139,382,699)	(165,768,523)
Change in net assets resulting from capital transactions	1,299,727	2,496,910	183,857,632	232,872,564	111,314,254	282,424,312
Share Transactions:
Issued	100,000	100,000	5,200,000	7,300,000	5,650,000	10,800,000
Redeemed	(50,000)	—	(1,200,000)	(1,650,000)	(3,150,000)	(3,950,000)
Change in Shares	50,000	100,000	4,000,000	5,650,000	2,500,000	6,850,000
See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$393,165	$487,246	$771,173	$1,202,268
Net realized gains (losses) from investment transactions	1,731,029	3,106,521	1,639,473	(1,468,214)
Net change in unrealized appreciation/depreciation on investments	4,018,844	4,032,988	7,129,235	7,657,924
Change in net assets resulting from operations	6,143,038	7,626,755	9,539,881	7,391,978
Distributions to Shareholders:
From net investment income	(430,206)	(466,131)	(1,110,239)	(868,361)
Change in net assets resulting from distributions to shareholders	(430,206)	(466,131)	(1,110,239)	(868,361)
Change in net assets resulting from capital transactions	15,049,621	23,972,257	42,268,434	40,829,487
Change in net assets	20,762,453	31,132,881	50,698,076	47,353,104
Net Assets:
Beginning of period	57,970,802	26,837,921	82,149,938	34,796,834
End of period	$78,733,255	$57,970,802	$132,848,014	$82,149,938
Accumulated net investment income (loss)	$4,864	$41,905	$(137,633)	$201,433
Capital Transactions:
Proceeds from shares issued	27,606,386	41,229,181	42,268,434	40,829,487
Cost of shares redeemed	(12,556,765)	(17,256,924)	—	—
Change in net assets resulting from capital transactions	15,049,621	23,972,257	42,268,434	40,829,487
Share Transactions:
Issued	650,000	1,050,000	1,250,000	1,350,000
Redeemed	(300,000)	(450,000)	—	—
Change in Shares	350,000	600,000	1,250,000	1,350,000

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Volatility Wtd ETF
	Six Months Ended December 31, 2017(a)	Year Ended June 30, 2017(a)	Year Ended June 30, 2016(a)	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$44.05	$37.24	$36.78	$35.00
Investment Activities:
Net investment income (loss) (b)	0.31	0.60	0.57	0.49
Net realized and unrealized gains (losses) on investments	4.73	6.71	0.42	1.73
Total from Investment Activities	5.04	7.31	0.99	2.22
Distributions to Shareholders:
Net investment income	(0.33)	(0.50)	(0.51)	(0.44)
Net realized gains from investments	—	—	(0.02)	—
Total Distributions	(0.33)	(0.50)	(0.53)	(0.44)
Net Asset Value, End of Period	$48.76	$44.05	$37.24	$36.78
Total Return (c)	11.49%	19.72%	2.78%	6.38%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$433,957	$292,921	$44,689	$9,194
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.54%
Ratio of net investment income(loss) to average net assets (d)	1.34%	1.43%	1.59%	1.37%
Ratio of gross expenses to average net assets (d) (e)	0.40%	0.48%	0.74%	1.39%
Portfolio turnover (c) (f)	13%	26%	31%	23%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$42.40	$34.35	$35.00
Investment Activities:
Net investment income (loss) (b)	0.25	0.50	0.41
Net realized and unrealized gains (losses) on investments	3.69	8.01	(0.72)
Total from Investment Activities	3.94	8.51	(0.31)
Distributions to Shareholders:
Net investment income	(0.27)	(0.46)	(0.34)
Total Distributions	(0.27)	(0.46)	(0.34)
Net Asset Value, End of Period	$46.07	$42.40	$34.35
Total Return (c)	9.33%	24.86%	(0.86)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$32,246	$25,438	$10,304
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	1.14%	1.25%	1.28%
Ratio of gross expenses to average net assets (d) (e)	0.47%	0.68%	1.44%
Portfolio turnover (c) (f)	20%	47%	50%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares International Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$37.20	$32.11	$35.00
Investment Activities:
Net investment income (loss) (b)	0.28	0.76	0.85
Net realized and unrealized gains (losses) on investments	3.41	5.10	(3.15)
Total from Investment Activities	3.69	5.86	(2.30)
Distributions to Shareholders:
Net investment income	(0.43)	(0.77)	(0.59)
Total Distributions	(0.43)	(0.77)	(0.59)
Net Asset Value, End of Period	$40.46	$37.20	$32.11
Total Return (c)	9.94%	18.44%	(6.58)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,205	$13,021	$12,844
Ratio of net expenses to average net assets (d)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (d)	1.43%	2.25%	2.99%
Ratio of gross expenses to average net assets (d) (e)	1.22%	1.54%	2.31%
Portfolio turnover (c) (f)	23%	46%	31%

(a)  The Fund commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Emerging Market Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$27.83	$25.28	$25.00
Investment Activities:
Net investment income (loss) (b)	0.33	0.55	0.25
Net realized and unrealized gains (losses) on investments	3.10	2.64	0.13
Total from Investment Activities	3.43	3.19	0.38
Distributions to Shareholders:
Net investment income	(0.37)	(0.52)	(0.10)
Net realized gains from investments	(1.09)	(0.12)	—
Total Distributions	(1.46)	(0.64)	(0.10)
Net Asset Value, End of Period	$29.80	$27.83	$25.28
Total Return (c)	12.59%	12.76%	1.56%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$28,307	$33,393	$12,642
Ratio of net expenses to average net assets (d)	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (d)	2.27%	2.11%	3.70%
Ratio of gross expenses to average net assets (d) (e)	1.20%	1.91%	6.26%
Portfolio turnover (c) (f)	29%	38%	1%

(a)  The Fund commenced operations on March 22, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Shares US Large Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$42.17	$37.58	$35.00
Investment Activities:
Net investment income (loss) (b)	0.70	1.24	1.28
Net realized and unrealized gains (losses) on investments	3.06	4.46	2.35
Total from Investment Activities	3.76	5.70	3.63
Distributions to Shareholders:
Net investment income	(0.77)	(1.11)	(1.05)
Total Distributions	(0.77)	(1.11)	(1.05)
Net Asset Value, End of Period	$45.16	$42.17	$37.58
Total Return (c)	8.99%	15.37%	10.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$144,518	$120,181	$41,333
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	3.19%	3.05%	3.69%
Ratio of gross expenses to average net assets (d) (e)	0.42%	0.45%	0.72%
Portfolio turnover (c) (f)	21%	48%	46%

(a)  Commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Shares US Small Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$40.41	$35.40	$35.00
Investment Activities:
Net investment income (loss) (b)	0.75	1.43	1.18
Net realized and unrealized gains (losses) on investments	4.20	4.93	0.21
Total from Investment Activities	4.95	6.36	1.39
Distributions to Shareholders:
Net investment income	(0.79)	(1.35)	(0.99)
Total Distributions	(0.79)	(1.35)	(0.99)
Net Asset Value, End of Period	$44.57	$40.41	$35.40
Total Return (c)	12.39%	18.07%	4.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$46,803	$32,325	$14,160
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d) (e)	3.56%	3.65%	3.59%
Ratio of gross expenses to average net assets (d) (e)	0.45%	0.55%	0.92%
Portfolio turnover (c) (f)	28%	65%	78%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Shares International High Div Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$34.25	$30.65	$35.00
Investment Activities:
Net investment income (loss) (b)	0.46	1.40	1.37
Net realized and unrealized gains (losses) on investments	1.91	3.47	(4.71)
Total from Investment Activities	2.37	4.87	(3.34)
Distributions to Shareholders:
Net investment income	(0.57)	(1.27)	(1.01)
Total Distributions	(0.57)	(1.27)	(1.01)
Net Asset Value, End of Period	$36.05	$34.25	$30.65
Total Return (c)	6.95%	16.16%	(9.63)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$39,656	$32,541	$16,855
Ratio of net expenses to average net assets (d)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (d)	2.60%	4.32%	4.98%
Ratio of gross expenses to average net assets (d) (e)	0.63%	0.77%	1.17%
Portfolio turnover (c) (f)	30%	69%	53%

(a)  The Fund commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

VictoryShares Emerging Market High Div Volatility Wtd ETF
Period Ended December 31, 2017(a)
(Unaudited)
Net Asset Value, Beginning of Period	$24.95
Investment Activities:
Net investment income (loss) (b)	0.10
Net realized and unrealized gains (losses) on investments	1.06
Total from Investment Activities	1.16
Distributions to Shareholders:
Net investment income	(0.12)
Total Distributions	(0.12)
Net Asset Value, End of Period	$25.99
Total Return (c)	4.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,498
Ratio of net expenses to average net assets (d)	0.50%
Ratio of net investment income (loss) to average net assets (d)	2.22%
Ratio of gross expenses to average net assets (d) (e)	0.99%
Portfolio turnover (c) (f)	—%

(a)  The Fund commenced operations on October 25, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Dividend Accelerator ETF
	Six Months Ended December 31, 2017	Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.95	$25.26
Investment Activities:
Net investment income (loss) (b)	0.25	0.12
Net realized and unrealized gains (losses) on investments	2.40	0.65
Total from Investment Activities	2.65	0.77
Distributions to Shareholders:
Net investment income	(0.27)	(0.08)
Total Distributions	(0.27)	(0.08)
Net Asset Value, End of Period	$28.33	$25.95
Total Return (c)	10.25%	3.05%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,082	$3,893
Ratio of net expenses to average net assets (d)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	1.85%	2.31%
Ratio of gross expenses to average net assets (d) (e)	0.75%	1.92%
Portfolio turnover (c) (f)	8%	—%

(a)  The Fund commenced operations on April 18, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Multi-Factor Minimum Volatility ETF
	Six Months Ended December 31, 2017	Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$24.83	$24.97
Investment Activities:
Net investment income (loss) (b)	0.31	0.02
Net realized and unrealized gains (losses) on investments	2.59	(0.16)
Total from Investment Activities	2.90	(0.14)
Distributions to Shareholders:
Net investment income	(0.31)	—
Total Distributions	(0.31)	—
Net Asset Value, End of Period	$27.42	$24.83
Total Return (c)	11.76%	(0.54)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,113	$2,483
Ratio of net expenses to average net assets (d)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	2.39%	3.20%
Ratio of gross expenses to average net assets (d) (e)	1.09%	7.21%
Portfolio turnover (c) (f)	8%	—%

(a)  The Fund commenced operations on June 22, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2017(a)	Year Ended June 30, 2017(a)	Year Ended June 30, 2016(a)	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$44.00	$37.23	$36.76	$35.00
Investment Activities:
Net investment income (loss) (b)	0.31	0.58	0.56	0.49
Net realized and unrealized gains (losses) on investments	4.74	6.71	0.45	1.65
Total from Investment Activities	5.05	7.29	1.01	2.14
Distributions to Shareholders:
Net investment income	(0.34)	(0.52)	(0.54)	(0.38)
Total Distributions	(0.34)	(0.52)	(0.54)	(0.38)
Net Asset Value, End of Period	$48.71	$44.00	$37.23	$36.76
Total Return (c)	11.49%	19.72%	2.79%	6.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$655,207	$415,847	$141,470	$86,397
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.59%
Ratio of net investment income (loss) to average net assets (d)	1.35%	1.42%	1.56%	1.34%
Ratio of gross expenses to average net assets (d) (e)	0.40%	0.45%	0.58%	0.81%
Portfolio turnover (c) (f)	13%	26%	36%	13%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$43.30	$38.59	$35.38	$35.00
Investment Activities:
Net investment income (loss) (b)	0.72	1.28	1.27	1.12
Net realized and unrealized gains (losses) on investments	3.14	4.58	3.18	0.20
Total from Investment Activities	3.86	5.86	4.45	1.32
Distributions to Shareholders:
Net investment income	(0.78)	(1.15)	(1.24)	(0.94)
Total Distributions	(0.78)	(1.15)	(1.24)	(0.94)
Net Asset Value, End of Period	$46.38	$43.30	$38.59	$35.38
Total Return (c)	8.99%	15.35%	12.89%	3.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$621,498	$471,927	$156,278	$86,678
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.59%
Ratio of net investment income (loss) to average net assets (d)	3.19%	3.06%	3.51%	3.09%
Ratio of gross expenses to average net assets (d) (e)	0.40%	0.43%	0.56%	0.77%
Portfolio turnover (c) (f)	21%	49%	52%	17%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Discovery Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$41.41	$33.55	$39.23		$35.00
Investment Activities:
Net investment income (loss) (b)	0.25	0.49	0.34		0.40
Net realized and unrealized gains (losses) on investments	3.60	7.84	(5.71	)(c)	4.16
Total from Investment Activities	3.85	8.33	(5.37)		4.56
Distributions to Shareholders:
Net investment income	(0.27)	(0.47)	(0.31)		(0.33)
Total Distributions	(0.27)	(0.47)	(0.31)		(0.33)
Net Asset Value, End of Period	$44.99	$41.41	$33.55		$39.23
Total Return (d)	9.32%	24.91%	(13.70	)%(e)	13.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$78,733	$57,971	$26,838		$23,538
Ratio of net expenses to average net assets (f)	0.35%	0.35%	0.35%		1.07%
Ratio of net investment income (loss) to average net assets (f)	1.15%	1.25%	1.00%		1.15%
Ratio of gross expenses to average net assets (f) (g)	0.43%	0.55%	0.80%		0.59%
Portfolio turnover (d) (f)	19%	50%	221%		10%

(a)  Commenced operations on July 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from a payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before payment from affiliate for the loss resulting from a trade error, the total return for the year would have been (13.88)%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Developed Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2017	Year Ended June 30, 2017		Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$32.22	$29.00		$35.19	$35.00
Investment Activities:
Net investment income (loss) (b)	0.25	0.78		0.67	0.80
Net realized and unrealized gains (losses) on investments	2.84	2.90	(c)	(6.27)	(0.18)
Total from Investment Activities	3.09	3.68		(5.60)	0.62
Distributions to Shareholders:
Net investment income	(0.35)	(0.46)		(0.59)	(0.42)
Net realized gains from investments	—	—		—	(0.01)
Total Distributions	(0.35)	(0.46)		(0.59)	(0.43)
Net Asset Value, End of Period	$34.96	$32.22		$29.00	$35.19
Total Return (c)	9.63%	12.79	%(e)	(15.96)%	1.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$132,848	$82,150		$34,797	$24,633
Ratio of net expenses to average net assets (d)	0.45%	0.45%		0.45%	0.63%
Ratio of net investment income (loss) to average net assets (d)	1.46%	2.59%		2.16%	2.99%
Ratio of gross expenses to average net assets (d) (e)	0.62%	0.86%		1.36%	1.58%
Portfolio turnover (c) (f)	24%	164%		211%	31%

(a)  Commenced operations on September 30, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements December 31, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Objectives
VictoryShares US 500 Volatility Wtd ETF ("US 500 Volatility Wtd ETF")	Track performance of the CEMP US Large Cap 500 Volatility Weight Index before expenses.
VictoryShares US Small Cap Volatility Wtd ETF ("US Small Cap Volatility Wtd ETF")	Track performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.
VictoryShares International Volatility Wtd ETF ("International Volatility Wtd ETF")	Track performance of the CEMP International 500 Volatility Weighted Index before expenses.
VictoryShares Emerging Market Volatility Wtd ETF ("Emerging Market Volatility Wtd ETF")	Track performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.
VictoryShares US Large Cap High Div Volatility Wtd ETF ("US Large Cap High Div Volatility Wtd ETF")	Track performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares US Small Cap High Div Volatility Wtd ETF ("US Small Cap High Div Volatility Wtd ETF")	Track performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares International High Div Volatility Wtd ETF ("International High Div Volatility Wtd ETF")	Track performance of the CEMP International High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares Emerging Market High Div Volatility Wtd ETF ("Emerging Market High Div Volatility Wtd ETF")*	Track performance of the CEMP Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.
VictoryShares Dividend Accelerator ETF ("Dividend Accelerator ETF")	Track performance of the Nasdaq Victory Dividend Accelerator Index before expenses.
VictoryShares US Multi-Factor Minimum Volatility ETF ("US Multi-Factor Minimum Volatility ETF")	Track performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before expenses.
VictoryShares US 500 Enhanced Volatility Wtd ETF ("US 500 Enhanced Volatility Wtd ETF")	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF ("US EQ Income Enhanced Volatility Wtd ETF")	Track performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US Discovery Enhanced Volatility Wtd ETF ("US Discovery Enhanced Volatility Wtd ETF")	Track performance of the CEMP US Small Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares Developed Enhanced Volatility Wtd ETF ("Developed Enhanced Volatility Wtd ETF")	Track performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

*  Commenced operations on October 26, 2017

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

Shares of the Funds are listed and traded on NASDAQ Stock Market, LLC (the "Exchange"). The Funds will issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
Emerging Market Volatility Wtd ETF	9,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%

*  As a percentage of the amount invested.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments. Portfolio securities listed or traded on securities exchanges, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

A summary of the valuations as of December 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
VictoryShares US 500 Volatility Wtd ETF
Common Stocks	$433,155,804	$—	$—	$—	$—	$—	$433,155,804	$—
Securities lending collateral	8,373,305	—	—	—	—	—	8,373,305	—
Futures Contracts	—	6,161	—	—	—	—	—	6,161
Total	441,529,109	6,161	—	—	—	—	441,529,109	6,161
VictoryShares US Small Cap Volatility Wtd ETF
Common Stocks	32,141,243	—	—	—	—	—	32,141,243	—
Securities lending collateral	1,002,173	—	—	—	—	—	1,002,173	—
Futures Contracts	—	1,258	—	—	—	—	—	1,258
Total	33,143,416	1,258	—	—	—	—	33,143,416	1,258
VictoryShares International Volatility Wtd ETF
Common Stocks	18,167,982	—	—	—	—	—	18,167,982	—
Rights	910	—	—	—	—	—	910	—
Securities lending collateral	232,677	—	—	—	—	—	232,677	—
Total	18,401,569	—	—	—	—	—	18,401,569	—
VictoryShares Emerging Market Volatility Wtd ETF
Common Stocks	28,212,208	—	—	—	—	—	28,212,208	—
Rights	—	—	54	—	—	—	54	—
Securities lending collateral	83,623	—	—	—	—	—	83,623	—
Futures Contracts	—	5,758	—	—	—	—	—	5,758
Total	28,295,831	5,758	54	—	—	—	28,295,885	5,758
VictoryShares US Large Cap High Div Volatility Wtd ETF
Common Stocks	144,078,440	—	—	—	—	—	144,078,440	—
Securities lending collateral	2,104,271	—	—	—	—	—	2,104,271	—
Futures Contracts	—	2,201	—	—	—	—	—	2,201
Total	146,182,711	2,201	—	—	—	—	146,182,711	2,201

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
VictoryShares US Small Cap High Div Volatility Wtd ETF
Common Stocks	$46,707,858	$—	$—	$—	$—	$—	$46,707,858	$—
Securities lending collateral	4,102,386	—	—	—	—	—	4,102,386	—
Total	50,810,244	—	—	—	—	—	50,810,244	—
VictoryShares International High Div Volatility Wtd ETF
Common Stocks	39,426,672	—	—	—	—	—	39,426,672	—
Rights	11,293	—	—	—	—	—	11,293	—
Securities lending collateral	566,410	—	—	—	—	—	566,410	—
Futures Contracts	—	2,106	—	—	—	—	—	2,106
Total	40,004,375	2,106	—	—	—	—	40,004,375	2,106
VictoryShares Emerging Market High Div Volatility Wtd ETF
Common Stocks	6,493,020	—	—	—	—	—	6,493,020	—
Securities lending collateral	57,921	—	—	—	—	—	57,921	—
Total	6,550,941	—	—	—	—	—	6,550,941	—
VictoryShares Dividend Accelerator ETF
Common Stocks	7,070,940	—	—	—	—	—	7,070,940	—
Securities lending collateral	41,251	—	—	—	—	—	41,251	—
Total	7,112,191	—	—	—	—	—	7,112,191	—
VictoryShares US Multi-Factor Minimum Volatility ETF
Common Stocks	4,114,884	—	—	—	—	—	4,114,884	—
Securities lending collateral	27,479	—	—	—	—	—	27,479	—
Total	4,142,363	—	—	—	—	—	4,142,363	—
VictoryShares US 500 Enhanced Volatility Wtd ETF
Common Stocks	653,858,065	—	—	—	—	—	653,858,065	—
Investment Companies	748,510	—	—	—	—	—	748,510	—
Securities lending collateral	10,626,703	—	—	—	—	—	10,626,703	—
Futures Contracts	—	12,764	—	—	—	—	—	12,764
Total	665,233,278	12,764	—	—	—	—	665,233,278	12,764

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	$619,393,325	$—	$—	$—	$—	$—	$619,393,325	$—
Investment Companies	571,511	—	—	—	—	—	571,511	—
Securities lending collateral	13,216,195	—	—	—	—	—	13,216,195	—
Futures Contracts	—	10,097	—	—	—	—	—	10,097
Total	633,181,031	10,097	—	—	—	—	633,181,031	10,097
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Common Stocks	78,461,527	—	—	—	—	—	78,461,527	—
Investment Companies	186,766	—	—	—	—	—	186,766	—
Securities lending collateral	2,985,421	—	—	—	—	—	2,985,421	—
Futures Contracts	—	3,775	—	—	—	—	—	3,775
Total	81,633,714	3,775	—	—	—	—	81,633,714	3,775
VictoryShares Developed Enhanced Volatility Wtd ETF
Common Stocks	132,718,305	—	—	—	566	—	132,718,871	—
Rights	7,474	—	—	—	—	—	7,474	—
Securities lending collateral	2,044,021	—	—	—	—	—	2,044,021	—
Total	134,769,800	—	—	—	566	—	134,770,366	—

Transfers that occurred from Level 2 to Level 1 on recognition dates are due to systematic fair value procedures affecting certain international portfolio holdings.

The following are transfers between Level 2 and Level 1 as of December 31, 2017.

Transfers from Level 2 to Level 1
Emerging Market Volatility Wtd ETF
Common Stocks	$54,712

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Developed Enhanced Volatility ETF	Emerging Market Volatility Wtd ETF
	Investments In Securities	Investments In Securities
Balance as of June 30, 2017	$566	$31,786
Realized Gain (Loss)	—	14,684
Change in Unrealized Appreciation (Depreciation)	—	5,352
Purchases	—	—
Sales Proceeds	—	(51,822)
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Balance as of December 31, 2017	$566	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Developed Enhanced Volatility Wtd ETF	Fair Value as of 12/31/2017	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$566	Market Comparables	Discount	(95.7%)	Any change to the discount would result in direct and proportional changes in the fair value of the security.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF, and Emerging Market High Div Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF,

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

and Emerging Market High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2017, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
Emerging Markets Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$406	$(406)	$—	$—	$—
International High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	10	(10)	—	—	—
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$1,897	$—	$1,897	$(1,897)	$—
US Small Cap Volatility Wtd ETF
Futures
Goldman Sachs & Co.	655	—	655	(655)	—
US Large Cap High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	485	—	485	(485)	—
US 500 Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	3,351	—	3,351	(3,351)	—
US EQ Income Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	3,352	—	3,352	(3,352)	—
US Discovery Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	1,965	—	1,965	(1,965)	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2017:

	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$6,161	$—
US Small Cap Volatility Wtd ETF	1,258	—
Emerging Market Volatility Wtd ETF	5,758	—
US Large Cap High Div Volatility Wtd ETF	2,201	—
International High Div Volatility Wtd ETF	2,106	—
US 500 Enhanced Volatility Wtd ETF	12,764	—
US EQ Income Enhanced Volatility Wtd ETF	10,097	—
US Discovery Enhanced Volatility Wtd ETF	3,775	—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Risk Exposure	Net Realized Gains from Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$74,750	$11,249
US Small Cap Volatility Wtd ETF	8,182	492
International Volatility Wtd ETF	4,856	—
Emerging Market Volatility Wtd ETF	32,744	6,494
US Large Cap High Div Volatility Wtd ETF	49,041	3,487
US Small Cap High Div Volatility Wtd ETF	4,201	(422)
International High Div Volatility Wtd ETF	10,685	1,670
US 500 Enhanced Volatility Wtd ETF	108,048	20,704
US EQ Income Enhanced Volatility Wtd ETF	204,805	15,973
US Discovery Enhanced Volatility Wtd ETF	9,983	3,897
Developed Enhanced Volatility Wtd ETF	33,142	1,149

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of December 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF	$8,107,249	$8,373,305	$—	$266,056
US Small Cap Volatility Wtd ETF	964,840	1,002,173	—	37,333
International Volatility Wtd ETF	239,058	232,677	20,786	14,405
Emerging Market Volatility Wtd ETF	181,229	83,623	108,756	11,150
US Large Cap High Div Volatility Wtd ETF	2,031,316	2,104,271	—	72,955
US Small Cap High Div Volatility Wtd ETF	3,953,546	4,102,386	—	148,840
International High Div Volatility Wtd ETF	537,322	566,410	—	29,088
Emerging Market High Div Volatility Wtd ETF	56,354	57,921	—	1,567
Dividend Accelerator ETF	40,029	41,251	—	1,222
US Multi-Factor Minimum Volatility ETF	26,331	27,479	—	1,148
US 500 Enhanced Volatility Wtd ETF	10,288,360	10,626,703	—	338,343
US EQ Income Enhanced Volatility Wtd ETF	12,801,334	13,216,195	—	414,861
US Discovery Enhanced Volatility Wtd ETF	2,871,666	2,985,421	—	113,755
Developed Enhanced Volatility Wtd ETF	1,946,894	2,044,021	—	97,127

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

All of the Funds distribute any net investment income monthly. All of the Funds distribute any net realized long or short-term capital gains at least annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined, on a tax basis and may differ from net investment income and net realized capital gains for reporting purposes. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses, realized and unrealized gains or losses on investments are based on its net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended December 31, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and in-kind transactions) for the six months ended December 31, 2017 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
US 500 Volatility Wtd ETF	$46,921,495	$46,849,683
US Small Cap Volatility Wtd ETF	5,959,909	5,991,218
International Volatility Wtd ETF	3,445,583	3,474,123
Emerging Market Volatility Wtd ETF	9,365,886	14,182,926
US Large Cap High Div Volatility Wtd ETF	27,190,179	27,237,273
US Small Cap High Div Volatility Wtd ETF	11,279,432	11,278,947
International High Div Volatility Wtd ETF	10,898,644	10,990,876
Emerging Market High Div Volatility Wtd ETF	3,032,072	1,865
Dividend Accelerator ETF	526,713	588,793
US Multi-Factor Minimum Volatility ETF	244,208	264,871
US 500 Enhanced Volatility Wtd ETF	66,360,466	66,323,945
US EQ Income Enhanced Volatility Wtd ETF	113,189,027	113,733,318
US Discovery Enhanced Volatility Wtd ETF	12,803,513	12,948,770
Developed Enhanced Volatility Wtd ETF	25,739,621	25,294,285

In-kind transactions associated with purchases and sales for the six months ended December 31, 2017 were as follows:

	Purchases	Sales
US 500 Volatility Wtd ETF	$140,592,108	$38,223,602
US Small Cap Volatility Wtd ETF	12,667,468	8,601,072
International Volatility Wtd ETF	5,859,179	1,946,907
Emerging Market Volatility Wtd ETF	649,150	4,161,753
US Large Cap High Div Volatility Wtd ETF	51,611,285	36,481,202
US Small Cap High Div Volatility Wtd ETF	20,371,206	10,106,560
International High Div Volatility Wtd ETF	10,637,838	5,304,084
Emerging Market High Div Volatility Wtd ETF	3,193,568	—
Dividend Accelerator ETF	3,926,451	1,286,864
US Multi-Factor Minimum Volatility ETF	2,603,825	1,282,148
US 500 Enhanced Volatility Wtd ETF	237,397,092	53,773,065
US EQ Income Enhanced Volatility Wtd ETF	250,139,002	138,666,907
US Discovery Enhanced Volatility Wtd ETF	27,586,308	12,491,439
Developed Enhanced Volatility Wtd ETF	42,139,359	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"), a publicly traded Delaware corporation.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Adviser Fee Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
Emerging Market Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility ETF	0.40%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citibank, N.A. also serves as the Funds' Transfer Agent.

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

Fund's business are excluded from the expense limitation agreement. As of December 31, 2017, the expense limits (excluding voluntary waivers) are as follows:

Expense Limit(a)
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
Emerging Market Volatility Wtd ETF	0.50%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%

(a)  In effect until October 31, 2018.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser". As of December 31, 2017, the following amounts are available to be repaid to the Adviser:

Fund	Expires 6/30/18	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Total
US 500 Volatility Wtd ETF	$61,304	$99,395	$144,075	$46,019	$350,793
US Small Cap Volatility Wtd ETF	—	81,175	57,777	12,828	151,780
International Volatility Wtd ETF	—	141,495	137,905	57,386	336,786
Emerging Market Volatility Wtd ETF	—	135,767	328,831	109,313	573,911
US Large Cap High Div Volatility Wtd ETF	—	76,158	75,818	26,364	178,340
US Small Cap High Div Volatility Wtd ETF	—	51,660	45,472	13,942	111,074
International High Div Volatility Wtd ETF	—	74,062	73,555	28,312	175,929
Emerging Market High Div Volatility Wtd ETF	—	—	—	5,059	5,059
Dividend Accelerator ETF	—	—	11,553	12,480	24,033
US Multi-Factor Minimum Volatility ETF	—	—	4,204	10,580	14,784
US 500 Enhanced Volatility Wtd ETF	110,009	271,284	212,940	65,614	659,847
US EQ Income Enhanced Volatility Wtd ETF	92,663	219,924	217,731	71,659	601,977
US Discovery Enhanced Volatility Wtd ETF	59,513	124,242	73,330	19,238	276,323
Developed Enhanced Volatility Wtd ETF	82,842	285,869	185,004	74,296	628,011

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived the following fees for the six months ended December 31, 2017:

US 500 Volatility Wtd ETF	$50,636
US Small Cap Volatility Wtd ETF	4,127
International Volatility Wtd ETF	2,106
Emerging Market Volatility Wtd ETF	4,488
US Large Cap High Div Volatility Wtd ETF	18,211
US Small Cap High Div Volatility Wtd ETF	5,616
International High Div Volatility Wtd ETF	5,097
Emerging Market High Div Volatility Wtd ETF	295
Dividend Accelerator ETF	408
US Multi-Factor Minimum Volatility ETF	912
US 500 Enhanced Volatility Wtd ETF	72,809
US EQ Income Enhanced Volatility Wtd ETF	75,145
US Discovery Enhanced Volatility Wtd ETF	9,279
Developed Enhanced Volatility ETF	14,506

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

Offering costs paid in connection with the offering of shares of Emerging Market High Div Volatility Wtd ETF have been paid voluntarily by the Adviser.

5.  Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF, and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

6.  Borrowing:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended December 31, 2017, Citibank earned approximately $75,000 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of December 31, 2017, the interest rate on outstanding borrowings was 2.57%.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2017 were as follows:

Fund	Amount Outstanding at December31, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate
VictoryShares Emerging Market Volatility Wtd ETF	$—	$800,000	34	2.26%

*  For the six months ended December 31, 2017, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending June 30, 2018.

The tax character of distributions paid during the most recent fiscal year ended June 30, 2017 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Volatility Wtd ETF	$1,722,475	$—	$1,722,475	$1,722,475
US Small Cap Volatility Wtd ETF	218,297	—	218,297	218,297
International Volatility Wtd ETF	282,806	—	282,806	282,806
Emerging Market Volatility Wtd ETF	557,498	4,580	562,078	562,078
US Large Cap High Div Volatility Wtd ETF	2,332,765	—	2,332,765	2,332,765
US Small Cap High Div Volatility Wtd ETF	841,498	—	841,498	841,498
International High Div Volatility Wtd ETF	1,012,828	—	1,012,828	1,012,828
Emerging Market High Div Volatility Wtd ETF	—	—	—	—
Dividend Accelerator ETF	12,529	—	12,529	12,529
US Multi-Factor Minimum Volatility ETF	—	—	—	—
US 500 Enhanced Volatility Wtd ETF	3,262,717	—	3,262,717	3,262,717
US EQ Income Enhanced Volatility Wtd ETF	8,717,741	—	8,717,741	8,717,741
US Discovery Enhanced Volatility Wtd ETF	466,131	—	466,131	466,131
Developed Enhanced Volatility Wtd ETF	868,361	—	868,361	868,361

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

As of the most recent tax year ended June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Volatility Wtd ETF	$235,331	$—	$235,331	$(1,799,655)	$—	$16,470,610	$14,906,286
US Small Cap Volatility Wtd ETF	17,671	—	17,671	(756,733)	—	1,382,213	643,151
International Volatility Wtd ETF	46,716	—	46,716	(356,458)	—	1,163,063	853,321
Emerging Market Volatility Wtd ETF	107,323	13,657	120,980	—	—	2,414,142	2,535,122
US Large Cap High Div Volatility Wtd ETF	188,026	—	188,026	(801,631)	—	3,849,184	3,235,579
US Small Cap High Div Volatility Wtd ETF	75,420	—	75,420	(673,065)	—	596,984	(661)
International High Div Volatility Wtd ETF	109,634	—	109,634	(354,244)	—	1,381,181	1,136,571
Emerging Market High Div Volatility Wtd ETF	—	—	—	—	—	—	—
Dividend Accelerator ETF	4,812	—	4,812	—	—	69,748	74,560
US Multi-Factor Minimum Volatility ETF	1,861	9	1,870	—	—	(15,380)	(13,510)
US 500 Enhanced Volatility Wtd ETF	323,773	—	323,773	(9,099,900)	—	34,624,877	25,848,750
US EQ Income Enhanced Volatility Wtd ETF	739,768	—	739,768	(7,658,208)	—	17,649,818	10,731,378
US Discovery Enhanced Volatility Wtd ETF	41,936	—	41,936	(6,232,614)	—	4,474,160	(1,716,518)
Developed Enhanced Volatility Wtd ETF	249,314	—	249,314	(6,531,265)	—	6,659,639	377,688

*  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2017, the following Funds had net capital loss carry-forwards (no expiration) as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$1,386,819	$412,836	$1,799,655
US Small Cap Volatility Wtd ETF	601,147	155,586	756,733
International Volatility Wtd ETF	220,897	135,561	356,458
Emerging Market Volatility Wtd ETF	—	—	—
US Large Cap High Div Volatility Wtd ETF	738,345	63,286	801,631
US Small Cap High Div Volatility Wtd ETF	541,724	131,341	673,065

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

	Short-Term Amount	Long-Term Amount	Total
International High Div Volatility Wtd ETF	$235,354	$118,890	$354,244
Dividend Accelerator ETF	—	—	—
US Multi-Factor Minimum Volatility ETF	—	—	—
US 500 Enhanced Volatility Wtd ETF	5,908,544	3,191,356	9,099,900
US EQ Income Enhanced Volatility Wtd ETF	5,719,457	1,938,751	7,658,208
US Discovery Enhanced Volatility Wtd ETF	5,707,423	525,191	6,232,614
Developed Enhanced Volatility Wtd ETF	6,105,526	425,739	6,531,265

As of December 31, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Volatility Wtd ETF	$390,347,253	$56,590,292	$(5,402,275)	$51,188,017
US Small Cap Volatility Wtd ETF	30,122,888	3,758,659	(736,873)	3,021,786
International Volatility Wtd ETF	16,303,267	2,323,236	(224,934)	2,098,302
Emerging Market Volatility Wtd ETF	24,219,167	4,705,590	(623,114)	4,082,476
US Large Cap High Div Volatility Wtd ETF	135,641,837	14,180,923	(3,637,848)	10,543,075
US Small Cap High Div Volatility Wtd ETF	46,365,690	5,571,695	(1,127,141)	4,444,554
International High Div Volatility Wtd ETF	37,599,492	3,324,629	(917,641)	2,406,988
Emerging Market High Div Volatility Wtd ETF	6,281,577	387,988	(118,624)	269,364
Dividend Accelerator ETF	6,573,968	611,680	(73,457)	538,223
US Multi-Factor Minimum Volatility ETF	3,904,170	278,642	(40,449)	238,193
US 500 Enhanced Volatility Wtd ETF	581,820,648	91,275,945	(7,850,551)	83,425,394
US EQ Income Enhanced Volatility Wtd ETF	587,066,642	60,107,194	(13,982,708)	46,124,486
US Discovery Enhanced Volatility Wtd ETF	73,139,220	10,103,880	(1,605,611)	8,498,269
Developed Enhanced Volatility Wtd ETF	120,980,685	14,934,807	(1,145,126)	13,789,681

During the six months ended December 31, 2017, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

	Short-Term	Long-Term	Total
US 500 Volatility Wtd ETF	$—	$—	$—
US Small Cap Volatility Wtd ETF	—	—	—
International Volatility Wtd ETF	—	—	—
Emerging Market Volatility Wtd ETF	—	—	—
US Large Cap High Div Volatility Wtd ETF	—	—	—
US Small Cap High Div Volatility Wtd ETF	—	—	—
International High Div Volatility Wtd ETF	—	—	—
Emerging Market High Div Volatility Wtd ETF	—	—	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

	Short-Term	Long-Term	Total
Dividend Accelerator ETF	$—	$—	$—
US Multi-Factor Minimum Volatility ETF	—	—	—
US 500 Enhanced Volatility Wtd ETF	—	—	—
US EQ Income Enhanced Volatility Wtd ETF	—	—	—
US Discovery Enhanced Volatility Wtd ETF	—	—	—
Developed Enhanced Volatility Wtd ETF	—	—	—

8.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Funds' adoption of these amendments, effective with the financial statements prepared as of December 31, 2017, required additional disclosures reflected herein, but had no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

9.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios II	Supplemental Information December 31, 2017

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 43 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Portfolios II	Supplemental Information — continued December 31, 2017

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (since 2012).
Leigh A. Wilson, 73	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45	Trustee	May 2015	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The current officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Treasurer is employed by Citi, which entity receives fees from the Trust for serving as the sub-fund accountant and sub-administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 33	Assistant Treasurer**	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Registered Principal, Victory Capital Advisers, Inc. (since 2011).
Edward J. Veilleux, 74	Chief Compliance Officer*	May 2015 - July 2017	President of EJV Financial Services (mutual fund consulting).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP (2011-2017); Partner, Shearman & Stearling LLP (since 2018).

*  On July 1, 2017, Edward J. Veilleux resigned from his position and Colin Kinney accepted the position with the Trust.

**  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1,2017 through December 31, 2017.(unless otherwise notes).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17-12/31/17	Annualized Expense Ratio During Period 7/1/17-12/31/17
VictoryShares US 500 Volatility Wtd ETF	$1,000.00	$1,114.90	$1.87	0.35%
VictoryShares US Small Cap Volatility Wtd ETF	1,000.00	1,093.30	1.85	0.35%
VictoryShares International Volatility Wtd ETF	1,000.00	1,099.40	2.38	0.45%
VictoryShares Emerging Market Volatility Wtd ETF	1,000.00	1,125.90	2.68	0.50%
VictoryShares US Large Cap High Div Volatility Wtd ETF	1,000.00	1,089.90	1.84	0.35%
VictoryShares US Small Cap High Div Volatility Wtd ETF	1,000.00	1,123.90	1.87	0.35%
VictoryShares International High Div Volatility Wtd ETF	1,000.00	1,069.50	2.35	0.45%
Emerging Market High Div Volatility Wtd ETF**	1,000.00	1,046.70	0.95	0.50%

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17-12/31/17	Annualized Expense Ratio During Period 7/1/17-12/31/17
VictoryShares Dividend Accelerator ETF	$1,000.00	$1,102.50	$1.85	0.35%
VictoryShares US Multi-Factor Minimum Volatility ETF	1,000.00	1,117.60	1.87	0.35%
VictoryShares US 500 Enhanced Volatility Wtd ETF	1,000.00	1,114.90	1.87	0.35%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,089.90	1.84	0.35%
VictoryShares US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,093.20	1.85	0.35%
VictoryShares Developed Enhanced Volatility Wtd ETF	1,000.00	1,096.30	2.38	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 67/365 to reflect the stub period from commencement of operations 10/26/2017 through 12/31/2017

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17-12/31/17	Annualized Expense Ratio During Period 7/1/17-12/31/17
VictoryShares US 500 Volatility Wtd ETF	$1,000.00	$1,023.44	$1.79	0.35%
VictoryShares US Small Cap Volatility Wtd ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares International Volatility Wtd ETF	1,000.00	1,022.94	2.29	0.45%
VictoryShares Emerging Market Volatility Wtd ETF	1,000.00	1,022.68	2.55	0.50%
VictoryShares US Large Cap High Div Volatility Wtd ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares US Small Cap High Div Volatility Wtd ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares International High Div Volatility Wtd ETF	1,000.00	1,022.94	2.29	0.45%

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17-12/31/17	Annualized Expense Ratio During Period 7/1/17-12/31/17
Emerging Market High Div Volatility Wtd ETF	$1,000.00	$1,022.94	$2.29	0.50%
VictoryShares Dividend Accelerator ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares US Multi-Factor Minimum Volatility ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares US 500 Enhanced Volatility Wtd ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,023.44	1.79	0.35%
VictoryShares Developed Enhanced Volatility Wtd ETF	1,000.00	1,022.94	2.29	0.45%

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

VictoryShares US 500 Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Emerging Market Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

VictoryShares US Large Cap High Div Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap High Div Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International High Div Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Emerging Market High Div Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

VictoryShares Dividend Accelerator ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Multi-Factor Minimum Volatility ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US 500 Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Developed Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2017. The Board also considered information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 24, 2017. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability of the Fund. In addition, the Board compared each Fund's gross management fee and total expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds ("ETFs") compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group, including FUSE's selection of a broad universe of funds using the standard Retail Morningstar Categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any.

The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500 Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

are generally viewed as a method by which the investment adviser shares any economies of scale as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

With the understanding that each Fund had only one year of performance history, the Board reviewed each Fund's performance over a one-year period against the Fund's benchmark index noting that each Fund's investment objective is to track its proprietary benchmark index before fees and expenses. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index is gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares US 500 Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund outperformed the peer group and underperformed the benchmark index. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group. The Board noted the Fund's higher tracking error for the period relative to its peers. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Large Cap High Div Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap High Div Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group. The Board noted the Fund's low tracking error for the period. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International High Div Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and peer group. The Board noted the Fund's low tracking error for the period relative to its peers. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

VictoryShares Emerging Market High Div Volatility Wtd ETF

The Board considered the Fund with the understanding that since the Fund began operations on October 26, 2017, comparative fee, expense and performance data was not yet available.

VictoryShares US 500 Enhanced Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund outperformed the peer group and underperformed the benchmark index. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Developed Enhanced Volatility Wtd ETF

The Board compared the Fund's one-year performance for the period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the peer group and benchmark index. The Board noted the Fund's higher tracking error for the period relative to its peers. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

VictoryShares Dividend Accelerator ETF and VictoryShares US Multi-Factor Minimum Volatility ETF

Considerations of the Board in Approving the Agreement

The Board approved the Agreement on behalf of the VictoryShares Dividend Accelerator ETF and VictoryShares US Multi-Factor Minimum Volatility ETF (the "Funds") at a meeting, which was called for that purpose, on February 22, 2017. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Funds. The Board recognized that management was proposing to add the Funds as investment portfolios of the Trust and that the Funds had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

Victory Portfolios II	Supplemental Information — continued December 31, 2017

  (Unaudited)

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's proposed gross management fee in the context of the Adviser's expected profitability of each Fund. In addition, the Board compared each Fund's expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed, and the management fee with comparable exchange-traded funds in a peer group compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in each Fund's proposed prospectus. The Trustees noted that no breakpoints in the advisory fee schedule for the Funds were being proposed.

The Board reviewed various other factors with respect to the Funds. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds, was consistent with the best interests of the Funds and their future shareholders, and the Board unanimously approved the Agreement, on behalf of the Funds, for an initial two year period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser's relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and their inclusion in a broad-based family of funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-SAR (12/17)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 9, 2018

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 9, 2018